UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Annual Shareholder Report

August 31, 2026

Goldman Sachs MarketBeta® Total International Equity ETF

NYSE Arca, Inc.: GXUS

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$19	0.17%

How did the Fund perform and what affected its performance?

The broad international equity market posted double-digit positive returns for the Period but experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Still, strong performance overall was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence ("AI") investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings.

Top Contributors to Performance:

  Solactive GBS Global Markets ex United States Large & Mid Cap Index (Index) constituents in the information technology, financials and industrials sectors contributed most positively to the Index’s results during the Period.

  Taiwan, South Korea and Japan were the top country contributors to the Index’s results.

  Positions in Taiwan-based semiconductor company Taiwan Semiconductor Manufacturing and South Korea-based technology companies Samsung Electronics and SK Hynix contributed most positively to the Index’s returns during the Period (4.62%, 2.53% and 1.75% of Fund net assets as of August 31, 2026, respectively).

Top Detractors from Performance:

  Index constituents in the communication services, consumer discretionary and real estate sectors detracted from the Index’s results during the Period.

  China, India and Indonesia detracted most from the Index’s results from a country perspective.

  Positions in China-based technology conglomerate Tencent Holdings, China-based consumer electronics and smart manufacturing company Xiaomi and Germany-based enterprise application software and business AI company SAP contributed least to the Index’s results during the Period (0.91%, 0.15% and 0.57% of Fund net assets as of August 31, 2026, respectively).

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Shares based on NAV	Solactive GBS Global Markets ex United States Large & Mid Cap Index	MSCI World ex USA Index
5/31/23	$10,000	$10,000	$10,000
8/23	$10,185	$10,393	$10,396
8/24	$11,981	$12,279	$12,418
8/25	$13,821	$14,175	$14,266
8/26	$17,507	$17,981	$17,454

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception
Shares based on NAV (Commenced May 31, 2023)	26.67%	18.77%
Solactive GBS Global Markets ex United States Large & Mid Cap Index	26.85%	19.76%
MSCI World ex USA Index	22.35%	18.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares.

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$647,238,816
# of Portfolio Holdings as of Period End	2,580
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$994,646

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	24.5%
Information Technology	20.2%
Industrials	14.4%
Consumer Discretionary	7.9%
Materials	6.8%
Health Care	6.7%
Consumer Staples	5.0%
Energy	4.7%
Communication Services	4.5%
Other	5.0%

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds?search=Goldman+Sachs+MarketBeta+Total+International+Equity+ETF&sf=funds&filters=funds%7CETF for full disclaimer.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Total International Equity ETF

38150W206-AR-0826  GXUS

Annual Shareholder Report

August 31, 2026

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NYSE Arca, Inc.: GUSA

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$11	0.10%

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence ("AI") infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  The information technology, health care and industrials sectors contributed most positively to the Solactive GBS United States 1000 Index’s (Index) relative results.

  Positions in information technology companies Apple, NVIDIA and Micron Technology contributed most positively to the Index’s returns during the Period (6.37%, 7.23% and 1.52% of Fund net assets as of August 31, 2026, respectively).

Top Detractors from Performance:

  No sectors detracted from the Index’s relative results during the Period.

  Positions in social media platforms giant Meta Platforms, entertainment services provider Netflix and information technology company Oracle contributed least to the Index’s results during the Period (1.77%, 0.48% and 0.35% of Fund net assets as of August 31, 2026, respectively).

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Shares based on NAV	Solactive GBS United States 1000 Index	Russell 1000® Index
4/5/22	$10,000	$10,000	$10,000
8/22	$8,764	$8,765	$8,773
8/23	$10,117	$10,113	$10,124
8/24	$12,798	$12,809	$12,817
8/25	$14,864	$14,895	$14,899
8/26	$17,810	$17,869	$17,844

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	19.82%	13.99%
Solactive GBS United States 1000 Index	19.97%	14.07%
Russell 1000® Index	19.77%	14.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares.

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,397,904,387
# of Portfolio Holdings as of Period End	1,007
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$2,184,271

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.1%
Financials	12.1%
Health Care	9.7%
Communication Services	9.4%
Consumer Discretionary	9.3%
Industrials	9.2%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.1%
Other	4.1%

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds?search=Goldman+Sachs+MarketBeta+US+1000+Equity+ETF&sf=funds&filters=funds%7CETF for full disclaimer.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

38150W107-AR-0826  GUSA

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust II to which this certified shareholder report relates.

	2026	2025	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$60,134	$44,600	Financial Statement audits.

Audit-Related Fees:

• PwC	$13,200	$12,798	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

All Other Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2026	2025	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,260,123	$2,081,340	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust II (“GS ETF II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF II, the Audit Committee will pre-approve those non-audit services provided to GS ETF II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF II) where the engagement relates directly to the operations or financial reporting of GS ETF II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF II’s service affiliates listed in Table 2 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF II by PwC for the twelve months ended August 31, 2026 and August 31, 2025 were approximately $13,200 and $12,798, respectively. The aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates, the 2025 and 2024 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF II’s operations or financial reporting.

Item 4(h) — GS ETF II’s Audit Committee has considered whether the provision of non-audit services to GS ETF II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Kathryn A. Cassidy, Joaquin Delgado, John F. Killian, Steven D. Krichmar, Michael Latham, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2026 Goldman Sachs MarketBeta® ETFs II Goldman Sachs MarketBeta® Total International Equity ETF (GXUS) Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 98.3%

Argentina – 0.0%
1,280	Vista Energy SAB de CV ADR (Energy)*	$91,469

Australia – 4.6%
9,404	AGL Energy Ltd. (Utilities)	57,824
8,202	ALS Ltd. (Industrials)	130,667
4,021	Ampol Ltd. (Energy)	124,084
49,426	ANZ Group Holdings Ltd. (Financials)	1,317,667
21,622	APA Group (Utilities)	168,745
9,041	Aristocrat Leisure Ltd. (Consumer Discretionary)	394,715
3,238	ASX Ltd. (Financials)	130,274
17,682	Atlas Arteria Ltd. (Industrials)	58,164
27,955	Aurizon Holdings Ltd. (Industrials)	73,324
81,434	BHP Group Ltd. (Materials)	3,865,162
7,259	BlueScope Steel Ltd. (Materials)	161,631
22,168	Brambles Ltd. (Industrials)	311,220
5,535	CAR Group Ltd. (Communication Services)	109,678
7,729	Charter Hall Group REIT (Real Estate)	107,013
1,064	Cochlear Ltd. (Health Care)	102,116
21,617	Coles Group Ltd. (Consumer Staples)	372,424
27,263	Commonwealth Bank of Australia (Financials)	3,124,131
8,545	Computershare Ltd. (Industrials)	243,481
7,781	CSL Ltd. (Health Care)	956,718
17,916	Dexus REIT (Real Estate)	74,212
3,669	EBOS Group Ltd. (Health Care)	45,795
24,309	Endeavour Group Ltd. (Consumer Staples)	54,702
33,208	Evolution Mining Ltd. (Materials)	354,122
25,770	Fortescue Ltd. (Materials)	326,885
155,591	Glencore PLC (Materials)	1,256,421
32,565	Goodman Group REIT (Real Estate)	647,155
31,798	GPT Group (The) REIT (Real Estate)	107,104
39,285	Insurance Australia Group Ltd. (Financials)	221,006
5,454	IREN Ltd. (Information Technology)*(a)	202,425
1,768	JB Hi-Fi Ltd. (Consumer Discretionary)	84,765
37,112	Lottery Corp. Ltd. (The) (Consumer Discretionary)	132,716
14,806	Lynas Rare Earths Ltd. (Materials)*	169,135
5,875	Macquarie Group Ltd. (Financials)	1,055,064
46,052	Medibank Pvt Ltd. (Financials)	159,735

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
2,790	Mineral Resources Ltd. (Materials)*	$129,225
59,400	Mirvac Group REIT (Real Estate)	77,476
50,681	National Australia Bank Ltd. (Financials)	1,403,063
12,409	NEXTDC Ltd. (Information Technology)*	122,811
22,724	Northern Star Resources Ltd. (Materials)	381,724
7,655	Orica Ltd. (Materials)	121,953
28,381	Origin Energy Ltd. (Utilities)	236,342
49,379	PLS Group Ltd. (Materials)*	191,092
810	Pro Medicus Ltd. (Health Care)	104,134
24,521	Qantas Airways Ltd. (Industrials)	165,537
24,785	QBE Insurance Group Ltd. (Financials)	395,386
3,061	Ramsay Health Care Ltd. (Health Care)	112,491
777	REA Group Ltd. (Communication Services)(a)	98,694
3,804	Reece Ltd. (Industrials)	45,881
6,062	Rio Tinto Ltd. (Materials)	759,433
17,507	Rio Tinto PLC (Materials)	1,821,501
53,003	Santos Ltd. (Energy)	309,195
86,595	Scentre Group REIT (Real Estate)	222,789
3,236	SGH Ltd. (Industrials)	91,859
73,985	Sigma Healthcare Ltd. (Health Care)	142,627
7,745	Sonic Healthcare Ltd. (Health Care)	108,733
73,787	South32 Ltd. (Materials)	272,858
37,893	Stockland REIT (Real Estate)	118,400
17,591	Suncorp Group Ltd. (Financials)	237,760
4,827	Technology One Ltd. (Information Technology)	112,738
181,665	Telstra Group Ltd. (Communication Services)	607,988
9,761	TPG Telecom Ltd. (Communication Services)	26,372
50,904	Transurban Group (Industrials)	521,669
64,805	Vicinity Ltd. REIT (Real Estate)	115,642
5,688	Washington H Soul Pattinson & Co. Ltd. (Financials)	181,314
18,367	Wesfarmers Ltd. (Consumer Discretionary)	1,045,646
55,627	Westpac Banking Corp. (Financials)	1,377,339
13,542	Whitehaven Coal Ltd. (Energy)	82,977
2,963	WiseTech Global Ltd. (Information Technology)	85,744
31,014	Woodside Energy Group Ltd. (Energy)	720,573
19,539	Woolworths Group Ltd. (Consumer Staples)	564,446
7,646	Worley Ltd. (Industrials)	56,001

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
4,618	Yancoal Australia Ltd. (Energy)	$20,453

		29,890,146

Austria – 0.3%
1,185	ANDRITZ AG (Industrials)	114,800
1,213	BAWAG Group AG (Financials)(b)	253,342
4,947	Erste Group Bank AG (Financials)	697,043
561	EVN AG (Utilities)	19,191
2,349	OMV AG (Energy)	186,909
2,113	Raiffeisen Bank International AG (Financials)	156,595
386	Strabag SE (Industrials)	42,372
1,120	Verbund AG (Utilities)	77,149
557	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	46,714
1,857	voestalpine AG (Materials)	98,579
1,759	Wienerberger AG (Materials)	40,048

		1,732,742

Belgium – 0.8%
364	Ackermans & van Haaren NV (Industrials)	115,600
1,537	Aedifica SA REIT (Real Estate)	121,227
2,976	Ageas SA/NV (Financials)	260,998
16,962	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,345,326
1,009	Argenx SE ADR (Health Care)*	1,040,945
350	D’ieteren Group (Consumer Discretionary)	72,652
678	Elia Group SA/NV (Utilities)	101,045
319	Financiere de Tubize SA (Health Care)	68,218
1,242	Groupe Bruxelles Lambert NV (Financials)	106,544
4,086	KBC Group NV (Financials)	621,766
7	Lotus Bakeries NV (Consumer Staples)	103,754
252	Sofina SA (Financials)	72,244
1,140	Syensqo SA (Materials)	107,527
1,996	UCB SA (Health Care)	499,185
3,179	Warehouses De Pauw CVA REIT (Real Estate)	77,547

		4,714,578

Brazil – 1.1%
72,043	Ambev SA (Consumer Staples)	209,004
21,801	Axia Energia SA (Utilities)	223,531
81,824	B3 SA – Brasil Bolsa Balcao (Financials)	256,174
24,606	Banco Bradesco SA (Financials)	72,049
19,820	Banco BTG Pactual SA (Financials)	209,302
28,092	Banco do Brasil SA (Financials)	112,459
6,307	Banco Santander Brasil SA (Financials)	35,986

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
9,739	BB Seguridade Participacoes SA (Financials)	$75,945
4,100	Bradsaude S A (Health Care)	10,977
8,738	Caixa Seguridade Participacoes SA (Financials)	32,619
39,550	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	192,986
30,066	Cia Paranaense de Energia (Utilities)	86,760
3,171	CPFL Energia SA (Utilities)	27,262
7,579	CSN Mineracao SA (Materials)	8,660
11,584	Embraer SA (Industrials)	209,039
5,402	Energisa SA (Utilities)	50,048
15,933	Eneva SA (Utilities)*	80,606
4,000	Engie Brasil Energia SA (Utilities)	22,684
19,875	Equatorial SA (Utilities)	140,676
8,611	Itau Unibanco Holding SA (Financials)	71,570
20,068	Klabin SA (Materials)	73,210
14,532	Localiza Rent a Car SA (Industrials)	98,370
16,858	Motiva Infraestrutura de Mobilidade SA (Industrials)	50,306
61,950	NU Holdings Ltd., Class A (Financials)*	901,373
61,488	Petroleo Brasileiro SA - Petrobras (Energy)	596,864
2,851	Porto Seguro SA (Financials)	27,009
13,570	PRIO SA (Energy)*	164,177
21,560	Raia Drogasil SA (Consumer Staples)	81,566
11,252	Rede D’Or Sao Luiz SA (Health Care)(b)	76,406
18,392	Rumo SA (Industrials)	53,534
3,242	StoneCo Ltd., Class A (Financials)	31,447
11,394	Suzano SA (Materials)	99,627
13,656	Telefonica Brasil SA (Communication Services)	78,681
13,412	TIM SA (Communication Services)	48,177
8,260	TOTVS SA (Information Technology)	56,520
11,813	Ultrapar Participacoes SA (Consumer Discretionary)	79,395
63,675	Vale SA (Materials)	956,821
20,162	Vibra Energia SA (Consumer Discretionary)	133,952
25,047	WEG SA (Industrials)	242,454
7,410	Wheaton Precious Metals Corp. (Materials)	1,116,551
6,313	XP, Inc., Class A (Financials)	115,086
2,594	Yara International ASA (Materials)	126,515

		7,336,378

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Canada – 7.6%
8,316	Agnico Eagle Mines Ltd. (Materials)	$1,687,015
6,861	Alamos Gold, Inc., Class A (Materials)	251,318
11,262	Alimentation Couche-Tard, Inc. (Consumer Staples)	678,092
5,061	AltaGas Ltd. (Utilities)	196,080
9,338	ARC Resources Ltd. (Energy)	224,575
2,755	AtkinsRealis Group, Inc. (Industrials)	166,934
11,534	Bank of Montreal (Financials)	1,965,514
20,133	Bank of Nova Scotia (The) (Financials)	1,842,511
27,193	Barrick Mining Corp. (Materials)	1,219,301
15,303	BCE, Inc. (Communication Services)	360,746
1,418	Bombardier, Inc., Class B (Industrials)*	306,696
35,753	Brookfield Corp. (Financials)	1,472,106
436	Brookfield Wealth Solutions Ltd. (Financials)*	17,974
5,364	CAE, Inc. (Industrials)*	129,737
7,085	Cameco Corp. (Energy)	699,250
15,134	Canadian Imperial Bank of Commerce (Financials)	1,717,326
8,764	Canadian National Railway Co. (Industrials)	1,093,999
33,214	Canadian Natural Resources Ltd. (Energy)	1,664,893
14,500	Canadian Pacific Kansas City Ltd. (Industrials)	1,342,895
812	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	110,012
2,080	Canadian Utilities Ltd., Class A (Utilities)	77,871
2,337	CCL Industries, Inc., Class B (Materials)	156,778
1,854	Celestica, Inc. (Information Technology)*	556,133
21,768	Cenovus Energy, Inc. (Energy)	699,063
3,055	CGI, Inc. (Information Technology)	229,979
4,666	Choice Properties Real Estate Investment Trust REIT (Real Estate)	51,295
326	Constellation Software, Inc. (Information Technology)	738,096
4,378	Dollarama, Inc. (Consumer Discretionary)	552,879
4,969	Emera, Inc. (Utilities)	249,149
2,045	Empire Co. Ltd. (Consumer Staples)	70,615
35,662	Enbridge, Inc. (Energy)	1,806,381
337	Fairfax Financial Holdings Ltd. (Financials)	549,349
653	FirstService Corp. (Real Estate)	90,849
8,256	Fortis, Inc. (Utilities)	456,126

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
3,125	Franco-Nevada Corp. (Materials)	$821,859
2,534	George Weston Ltd. (Consumer Staples)	177,744
2,715	Gildan Activewear, Inc. (Consumer Discretionary)	141,576
4,408	Great-West Lifeco, Inc. (Financials)	283,342
5,254	Hydro One Ltd. (Utilities)(b)	202,231
1,467	iA Financial Corp., Inc. (Financials)	209,293
1,479	IGM Financial, Inc. (Financials)	92,060
2,431	Imperial Oil Ltd. (Energy)	319,399
2,931	Intact Financial Corp. (Financials)	567,193
4,779	Keyera Corp. (Energy)	207,218
19,634	Kinross Gold Corp. (Materials)	601,073
8,726	Loblaw Cos. Ltd. (Consumer Staples)	381,696
1,641	Lundin Gold, Inc. (Materials)	116,846
4,278	Magna International, Inc. (Consumer Discretionary)	280,818
27,247	Manulife Financial Corp. (Financials)	1,155,487
3,424	Metro, Inc. (Consumer Staples)	217,399
6,313	National Bank of Canada (Financials)	968,467
7,840	Nutrien Ltd. (Materials)	591,209
6,994	Pan American Silver Corp. (Materials)	363,095
9,646	Pembina Pipeline Corp. (Energy)	470,089
8,759	Power Corp. of Canada (Financials)	580,269
2,475	Quebecor, Inc., Class B (Communication Services)	109,601
3,059	RB Global, Inc. (Industrials)	258,833
5,211	Restaurant Brands International, Inc. (Consumer Discretionary)	406,077
6,224	Rogers Communications, Inc., Class B (Communication Services)	229,556
22,703	Royal Bank of Canada (Financials)	4,641,153
3,956	Saputo, Inc. (Consumer Staples)	116,029
19,191	Shopify, Inc., Class A (Information Technology)*	2,827,776
1,894	Stantec, Inc. (Industrials)	138,057
9,038	Sun Life Financial, Inc. (Financials)	709,649
19,289	Suncor Energy, Inc. (Energy)	1,290,247
16,943	TC Energy Corp. (Energy)	1,060,603
7,152	Teck Resources Ltd., Class B (Materials)	487,582
25,638	TELUS Corp. (Communication Services)	248,002
1,244	TFI International, Inc. (Industrials)	167,105

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
2,164	Thomson Reuters Corp. (Industrials)	$231,932
27,544	Toronto-Dominion Bank (The) (Financials)	3,331,387
5,930	Tourmaline Oil Corp. (Energy)	270,086
19,608	Whitecap Resources, Inc. (Energy)	254,028
2,197	WSP Global, Inc. (Industrials)	298,337

		49,255,940

Chile – 0.2%
5,528	Antofagasta PLC (Materials)	302,718
738,863	Banco de Chile (Financials)	152,339
1,497	Banco de Credito e Inversiones SA (Financials)	103,419
1,202	Banco Itau Chile SA (Financials)	28,452
1,044,228	Banco Santander Chile (Financials)	90,046
20,251	Cencosud SA (Consumer Staples)	42,426
7,903	Cencosud Shopping SA (Real Estate)	20,654
18,034	Empresas CMPC SA (Materials)	19,412
6,789	Empresas Copec SA (Consumer Discretionary)	48,137
395,985	Enel Americas SA (Utilities)	35,839
409,578	Enel Chile SA (Utilities)	35,095
19,778	Falabella SA (Consumer Discretionary)	130,915
5,770,820	Latam Airlines Group SA (Industrials)	149,085
11,056	Lundin Mining Corp. (Materials)	295,959
7,833	Plaza SA (Real Estate)	32,980
4,739	Quinenco SA (Industrials)	22,841

		1,510,317

China – 7.0%
6,551	360 Security Technology, Inc., Class A (Information Technology)	8,991
30,992	3SBio, Inc. (Health Care)*(b)	63,729
11,929	AAC Technologies Holdings, Inc. (Information Technology)	67,715
695	Accelink Technologies Co. Ltd., Class A (Information Technology)*	18,611
230	ACM Research Shanghai, Inc., Class A (Information Technology)	10,329
850	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	45,802
2,481	AECC Aviation Power Co. Ltd., Class A (Industrials)	14,277
79,926	Agricultural Bank of China Ltd., Class A (Financials)	82,329

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
512,190	Agricultural Bank of China Ltd., Class H (Financials)	$414,558
9,100	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	11,121
11,400	Air China Ltd., Class A (Industrials)*	9,893
28,000	Air China Ltd., Class H (Industrials)*	13,465
1,869	Airtac International Group (Industrials)	83,958
9,153	Akeso, Inc. (Health Care)*(b)	104,965
296,852	Alibaba Group Holding Ltd. (Consumer Discretionary)	4,324,429
95,678	Alibaba Health Information Technology Ltd. (Consumer Staples)*	37,713
12,408	Aluminum Corp. of China Ltd., Class A (Materials)	18,045
63,571	Aluminum Corp. of China Ltd., Class H (Materials)	69,496
384	Amlogic Shanghai Co. Ltd., Class A (Information Technology)	5,573
500	Andon Health Co. Ltd., Class A (Health Care)	5,236
794	Angel Yeast Co. Ltd., Class A (Consumer Staples)	4,900
3,900	Anhui Conch Cement Co. Ltd., Class A (Materials)	10,246
19,169	Anhui Conch Cement Co. Ltd., Class H (Materials)	41,398
6,096	Anhui Expressway Co. Ltd., Class H (Industrials)(a)	12,263
1,400	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	19,112
1,985	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	6,196
592	Anjoy Foods Group Co. Ltd., Class H (Consumer Staples)	4,894
387	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	7,245
20,678	ANTA Sports Products Ltd. (Consumer Discretionary)	204,952
1,092	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	3,524
893	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)	6,370
389	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	5,963
438	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	6,794

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,043	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	$36,484
1,114	Autohome, Inc. ADR (Communication Services)(a)	24,441
1,787	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	24,818
44,000	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	16,361
5,161	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	3,903
35,261	Baidu, Inc., Class A (Communication Services)*	432,706
5,558	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)*	5,684
19,752	Bank of Beijing Co. Ltd., Class A (Financials)	15,730
3,672	Bank of Changsha Co. Ltd., Class A (Financials)	5,296
3,474	Bank of Chengdu Co. Ltd., Class A (Financials)	9,851
41,989	Bank of China Ltd., Class A (Financials)	40,689
1,089,221	Bank of China Ltd., Class H (Financials)	819,768
1,390	Bank of Chongqing Co. Ltd., Class A (Financials)	2,315
53,306	Bank of Communications Co. Ltd., Class A (Financials)	57,448
118,770	Bank of Communications Co. Ltd., Class H (Financials)	118,175
3,375	Bank of Guiyang Co. Ltd., Class A (Financials)	2,768
5,459	Bank of Hangzhou Co. Ltd., Class A (Financials)	13,595
15,981	Bank of Jiangsu Co. Ltd., Class A (Financials)	28,760
9,728	Bank of Nanjing Co. Ltd., Class A (Financials)	16,884
6,551	Bank of Ningbo Co. Ltd., Class A (Financials)	33,272
13,301	Bank of Shanghai Co. Ltd., Class A (Financials)	18,770
3,375	Bank of Suzhou Co. Ltd., Class A (Financials)	4,466
21,242	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	18,403
6,849	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A (Utilities)	2,834
575	Beijing Compass Technology Development Co. Ltd., Class A (Financials)	7,300
496	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	2,976

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,680	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	$4,655
8,001	Beijing Enterprises Holdings Ltd. (Utilities)	32,966
58,335	Beijing Enterprises Water Group Ltd. (Utilities)	12,427
9,600	Beijing Geekplus Technology Co. Ltd., Class H (Industrials)*	11,634
293	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	17,275
4,367	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	3,556
455	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	16,908
1,588	Beijing New Building Materials PLC, Class A (Industrials)	3,985
387	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	7,344
1,787	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	2,101
3,375	Beijing Shougang Co. Ltd., Class A (Materials)	1,889
1,800	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	3,320
1,887	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	2,306
2,781	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	4,719
42,300	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	30,790
397	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	2,983
4,760	Bilibili, Inc., Class Z (Communication Services)*	78,389
462	Biwin Storage Technology Co. Ltd., Class A (Information Technology)	16,199
3,196	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)	6,708
1,092	Bluestar Adisseo Co., Class A (Materials)	1,404
3,515	BOC Aviation Ltd. (Industrials)(b)	33,696
59,570	BOC Hong Kong Holdings Ltd. (Financials)	400,462
2,581	BOC International China Co. Ltd., Class A (Financials)	4,614

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
37,820	BOE Technology Group Co. Ltd., Class A (Information Technology)	$33,834
28,351	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	21,681
1,100	Busy Ming Group Co. Ltd., Class H (Consumer Staples)*	60,084
5,360	BYD Co. Ltd., Class A (Consumer Discretionary)	70,371
60,179	BYD Co. Ltd., Class H (Consumer Discretionary)	669,398
12,500	BYD Electronic International Co. Ltd. (Information Technology)	43,052
1,700	By-health Co. Ltd., Class A (Consumer Staples)	2,480
10,340	C&D International Investment Group Ltd. (Real Estate)	17,041
4,268	Caitong Securities Co. Ltd., Class A (Financials)	5,648
8,435	CALB Group Co. Ltd., Class H (Consumer Discretionary)*(b)	18,582
554	Cambricon Technologies Corp. Ltd., Class A (Information Technology)	91,716
794	Canmax Technologies Co. Ltd., Class A (Materials)*	7,611
542	Cathay Biotech, Inc., Class A (Materials)	3,400
45,000	CGN Mining Co. Ltd. (Energy)	15,068
14,393	CGN Power Co. Ltd., Class A (Utilities)	9,148
178,861	CGN Power Co. Ltd., Class H (Utilities)(b)	69,246
5,062	Changjiang Securities Co. Ltd., Class A (Financials)	6,970
1,787	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	30,590
5,676	Chery Automobile Co. Ltd., Class H (Consumer Discretionary)(a)	18,463
1,489	Chifeng Jilong Gold Mining Group Ltd., Class A (Materials)	10,375
2,844	Chifeng Jilong Gold Mining Group Ltd., Class H (Materials)	15,005
139,603	China Cinda Asset Management Co. Ltd., Class H (Financials)(a)	16,472
4,863	China CITIC Bank Corp. Ltd., Class A (Financials)	6,406
133,270	China CITIC Bank Corp. Ltd., Class H (Financials)	142,037
206,000	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	16,555
3,573	China Coal Energy Co. Ltd., Class A (Energy)	8,611

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
31,293	China Coal Energy Co. Ltd., Class H (Energy)	$48,421
37,655	China Communications Services Corp. Ltd., Class H (Industrials)	18,565
1,538,099	China Construction Bank Corp., Class H (Financials)	1,863,934
7,369	China CSSC Holdings Ltd., Class A (Industrials)	37,382
9,926	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,157
32,217	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	11,240
30,772	China Energy Engineering Corp. Ltd., Class A (Industrials)	11,406
96,895	China Energy Engineering Corp. Ltd., Class H (Industrials)(a)	12,855
43,974	China Everbright Bank Co. Ltd., Class A (Financials)	19,441
119,499	China Everbright Bank Co. Ltd., Class H (Financials)	43,216
55,484	China Everbright Environment Group Ltd. (Industrials)	35,636
57,423	China Feihe Ltd. (Consumer Staples)(b)	20,547
1,687	China Film Group Co. Ltd., Class A (Communication Services)	3,164
6,352	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,893
4,169	China Galaxy Securities Co. Ltd., Class A (Financials)	7,670
57,446	China Galaxy Securities Co. Ltd., Class H (Financials)	57,708
44,045	China Gas Holdings Ltd. (Utilities)	31,829
3,964	China Gold International Resources Corp. Ltd. (Materials)	129,549
3,573	China Great Wall Securities Co. Ltd., Class A (Financials)	4,324
2,978	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	6,468
52,559	China Hongqiao Group Ltd. (Materials)	152,998
2,500	China International Capital Corp. Ltd., Class A (Financials)	12,924
26,183	China International Capital Corp. Ltd., Class H (Financials)(b)	75,283
2,084	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,814
10,500	China International Marine Containers Group Co. Ltd., Class H (Industrials)	10,347

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,672	China Jushi Co. Ltd., Class A (Materials)	$24,012
1,985	China Life Insurance Co. Ltd., Class A (Financials)	11,376
113,447	China Life Insurance Co. Ltd., Class H (Financials)	438,489
6,000	China Literature Ltd. (Communication Services)*(b)	16,440
60,460	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	41,917
20,886	China Medical System Holdings Ltd. (Health Care)	29,840
52,031	China Mengniu Dairy Co. Ltd. (Consumer Staples)	120,133
20,746	China Merchants Bank Co. Ltd., Class A (Financials)	123,895
62,878	China Merchants Bank Co. Ltd., Class H (Financials)	408,663
7,543	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	21,053
2,283	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	3,337
20,951	China Merchants Port Holdings Co. Ltd. (Industrials)	42,975
6,849	China Merchants Securities Co. Ltd., Class A (Financials)	19,075
7,191	China Merchants Securities Co. Ltd., Class H (Financials)(a)(b)	14,622
34,800	China Minsheng Banking Corp. Ltd., Class A (Financials)	18,286
114,657	China Minsheng Banking Corp. Ltd., Class H (Financials)	50,898
59,660	China National Building Material Co. Ltd., Class H (Materials)	27,435
5,657	China National Chemical Engineering Co. Ltd., Class A (Industrials)	6,265
17,867	China National Nuclear Power Co. Ltd., Class A (Utilities)	23,644
21,340	China Nonferrous Mining Corp. Ltd. (Materials)	45,079
3,375	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	20,407
1,290	China Oilfield Services Ltd., Class A (Energy)	2,475
36,679	China Oilfield Services Ltd., Class H (Energy)	34,483
60,805	China Overseas Land & Investment Ltd. (Real Estate)	97,188
6,849	China Pacific Insurance Group Co. Ltd., Class A (Financials)	32,624
42,046	China Pacific Insurance Group Co. Ltd., Class H (Financials)	162,085

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
30,200	China Petroleum & Chemical Corp., Class A (Energy)	$24,545
367,148	China Petroleum & Chemical Corp., Class H (Energy)	224,102
4,764	China Petroleum Engineering Corp., Class A (Energy)	2,425
79,197	China Power International Development Ltd. (Utilities)	28,944
4,584	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,757
19,900	China Railway Group Ltd., Class A (Industrials)	12,974
66,185	China Railway Group Ltd., Class H (Industrials)(a)	29,085
27,303	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	11,162
893	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	8,249
111,778	China Reinsurance Group Corp., Class H (Financials)	17,823
25,524	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	62,904
14,579	China Resources Gas Group Ltd. (Utilities)	31,746
47,282	China Resources Land Ltd. (Real Estate)	181,304
1,229	China Resources Microelectronics Ltd., Class A (Information Technology)	11,231
9,926	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	49,508
27,251	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	15,539
32,426	China Resources Power Holdings Co. Ltd. (Utilities)(a)	77,598
397	China Science Publishing & Media Ltd., Class A (Communication Services)	1,306
6,452	China Shenhua Energy Co. Ltd., Class A (Energy)	46,849
56,010	China Shenhua Energy Co. Ltd., Class H (Energy)	331,232
1,687	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	2,519
10,522	China Southern Airlines Co. Ltd., Class A (Industrials)*	7,847
28,000	China Southern Airlines Co. Ltd., Class H (Industrials)*	11,108
2,680	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	2,254

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,489	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	$2,830
40,486	China State Construction Engineering Corp. Ltd., Class A (Industrials)	26,095
25,479	China State Construction International Holdings Ltd. (Industrials)	27,220
18,984	China Suntien Green Energy Corp. Ltd., Class H (Energy)	7,895
23,517	China Taiping Insurance Holdings Co. Ltd. (Financials)	63,538
28,000	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	15,463
1,900	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	14,843
1,764	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(b)	10,873
76,266	China Tower Corp. Ltd., Class H (Communication Services)(b)	88,726
30,600	China United Network Communications Ltd., Class A (Communication Services)	19,586
36,066	China Vanke Co. Ltd., Class H (Real Estate)*(a)	11,042
4,764	China XD Electric Co. Ltd., Class A (Industrials)	8,978
23,525	China Yangtze Power Co. Ltd., Class A (Utilities)	98,365
20,249	China Zheshang Bank Co. Ltd., Class A (Financials)	8,741
32,482	China Zheshang Bank Co. Ltd., Class H (Financials)	9,820
794	Chinalin Securities Co. Ltd., Class A (Financials)	1,723
3,474	Chongqing Afari Technology Co. Ltd., Class A (Consumer Discretionary)*	4,297
16,400	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	17,259
3,100	Chongqing Polycomp International Corp., Class A (Materials)	14,305
8,238	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	8,339
36,854	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	30,746
28,200	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)(a)	46,620
5,500	Chuangxin Industries Holdings Ltd. (Materials)	11,857

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,778	CIG Shanghai Co. Ltd., Class H (Information Technology)	$22,794
80,562	CITIC Ltd. (Industrials)	135,344
12,308	CITIC Securities Co. Ltd., Class A (Financials)	50,932
9,266	CITIC Securities Co. Ltd., Class H (Financials)	32,339
16,576	CMOC Group Ltd., Class A (Materials)	47,029
61,302	CMOC Group Ltd., Class H (Materials)	131,764
834	CNGR Advanced Material Co. Ltd., Class A (Industrials)	4,963
5,657	CNOOC Energy Technology & Services Ltd., Class A (Energy)	3,343
5,062	CNPC Capital Co. Ltd., Class A (Financials)	5,501
4,367	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	236,324
3,132	Contemporary Amperex Technology Co. Ltd., Class H (Industrials)	239,516
9,331	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,375
3,176	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	9,086
21,879	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	46,441
12,904	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	32,654
38,809	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	85,249
30,808	Country Garden Services Holdings Co. Ltd. (Real Estate)	21,713
23,800	CRRC Corp. Ltd., Class A (Industrials)	22,036
73,807	CRRC Corp. Ltd., Class H (Industrials)	50,276
14,410	CSC Financial Co. Ltd., Class H (Financials)(b)	22,371
1,072	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)*	7,053
134,810	CSPC Pharmaceutical Group Ltd. (Health Care)	158,897
19,500	Daqin Railway Co. Ltd., Class A (Industrials)	13,817
8,040	Datang International Power Generation Co. Ltd., Class A (Utilities)	7,001
44,925	Datang International Power Generation Co. Ltd., Class H (Utilities)(a)	14,785

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,978	DHC Software Co. Ltd., Class A (Information Technology)	$3,130
1,020	Digital China Group Co. Ltd., Class A (Information Technology)	3,674
992	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	5,385
595	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,215
2,581	Dongfang Electric Corp. Ltd., Class A (Industrials)	9,893
5,388	Dongfang Electric Corp. Ltd., Class H (Industrials)	14,282
397	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	1,544
2,978	Dongxing Securities Co. Ltd., Class A (Financials)	6,237
1,116	Duality Biotherapeutics, Inc. (Health Care)*	26,237
9,652	East Buy Holding Ltd. (Consumer Staples)*(b)	30,214
15,881	East Money Information Co. Ltd., Class A (Financials)	45,837
334	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	5,965
724	Eastroc Beverage Group Co. Ltd., Class H (Consumer Staples)	10,067
5,161	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)*	1,752
400	Electric Connector Technology Co. Ltd., Class A (Information Technology)	2,969
496	Empyrean Technology Co. Ltd., Class A (Information Technology)	7,362
12,477	ENN Energy Holdings Ltd. (Utilities)	79,039
2,184	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,946
1,362	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	81,475
1,886	Eve Energy Co. Ltd., Class A (Industrials)	14,812
40,509	Far East Horizon Ltd. (Financials)	36,508
1,092	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	6,902
3,871	First Capital Securities Co. Ltd., Class A (Financials)	3,815
14,200	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	10,505

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,200	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	$21,025
2,844	Foshan Haitian Flavouring & Food Co. Ltd., Class H (Consumer Staples)	10,209
34,132	Fosun International Ltd. (Industrials)*	24,186
7,742	Founder Securities Co. Ltd., Class A (Financials)	7,929
10,522	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	101,555
2,084	Fujian Funeng Co. Ltd., Class A (Utilities)	3,415
12,387	Full Truck Alliance Co. Ltd. ADR (Industrials)	104,918
1,886	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	15,887
10,245	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	71,813
496	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	5,089
1,489	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	11,944
6,864	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(b)	35,847
99	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	5,651
16,875	GD Power Development Co. Ltd., Class A (Utilities)	13,012
14,530	GDS Holdings Ltd., Class A (Information Technology)*	59,682
105,312	Geely Automobile Holdings Ltd. (Consumer Discretionary)	236,436
4,764	GEM Co. Ltd., Class A (Industrials)	4,631
18,516	Genscript Biotech Corp. (Health Care)*	80,023
5,459	GF Securities Co. Ltd., Class A (Financials)	17,731
17,112	GF Securities Co. Ltd., Class H (Financials)	40,557
7,800	Giant Biogene Holding Co. Ltd. (Consumer Staples)(a)(b)	25,631
1,886	Giant Network Group Co. Ltd., Class A (Communication Services)	7,706
695	GigaDevice Semiconductor, Inc., Class A (Information Technology)	42,002
512	GigaDevice Semiconductor, Inc., Class H (Information Technology)	31,755

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,176	GoerTek, Inc., Class A (Information Technology)	$11,464
3,176	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	8,670
12,261	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	14,905
1,687	Gotion High-tech Co. Ltd., Class A (Industrials)	6,707
39,150	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	39,403
5,657	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	32,798
13,420	Greentown China Holdings Ltd. (Real Estate)*	10,716
2,283	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,303
300	Guangdong Dtech Technology Co. Ltd., Class A (Industrials)	18,749
1,687	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	11,609
3,000	Guangdong HEC Technology Holding Co. Ltd., Class A (Materials)*	14,799
45,997	Guangdong Investment Ltd. (Utilities)	51,927
23,297	Guangshen Railway Co. Ltd., Class H (Industrials)	7,266
34,070	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)*	9,344
4,227	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	7,490
2,481	Guangzhou Development Group, Inc., Class A (Energy)	2,208
2,184	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	3,316
3,375	Guangzhou Port Co. Ltd., Class A (Industrials)	1,552
1,787	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	9,693
3,275	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	3,734
1,100	Guangzhou Zhujiang Brewery Co. Ltd., Class A (Consumer Staples)	1,433
8,000	Guming Holdings Ltd. (Consumer Discretionary)	26,635

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,184	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	$2,887
6,594	Guolian Minsheng Securities Co. Ltd., Class H (Financials)(a)	3,213
4,863	Guosen Securities Co. Ltd., Class A (Financials)	7,420
13,800	Guotai Haitong Securities Co. Ltd., Class A (Financials)	36,852
32,287	Guotai Haitong Securities Co. Ltd., Class H (Financials)(b)	62,603
4,069	Guoyuan Securities Co. Ltd., Class A (Financials)	4,670
3,212	H World Group Ltd. ADR (Consumer Discretionary)	151,992
28,452	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	42,609
6,156	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	19,408
37,849	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	104,094
499	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	97
10,720	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)	4,404
496	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	4,933
10,536	Haitian International Holdings Ltd. (Industrials)	24,340
993	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	14,246
1,251	Hangcha Group Co. Ltd., Class A (Industrials)	4,845
2,878	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	3,624
595	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	24,713
1,092	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	4,911
595	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	3,873
1,290	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	6,559
695	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	5,461
18,142	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	81,785
595	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	4,695

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
10,292	Harbin Electric Co. Ltd., Class H (Industrials)	$22,056
278	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	5,276
1,092	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	6,964
1,687	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	3,239
2,084	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	8,525
2,779	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	9,953
9,966	Hengan International Group Co. Ltd. (Consumer Staples)	28,095
1,489	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	4,699
5,062	Hengli Petrochemical Co. Ltd., Class A (Materials)	14,580
2,283	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	22,898
3,375	Hengyi Petrochemical Co. Ltd., Class A (Materials)	9,806
1,836	Hesai Group ADR (Consumer Discretionary)*(a)	29,596
9,728	Hesteel Co. Ltd., Class A (Materials)	3,070
893	Hgtech Co. Ltd., Class A (Information Technology)	13,924
893	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	3,487
5,437	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	14,731
1,191	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	4,964
694	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	23,677
3,474	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	3,077
2,084	Hongta Securities Co. Ltd., Class A (Financials)	2,150
142,059	Horizon Robotics (Information Technology)*(a)	85,533
11,473	Hua Hong Grace Semiconductor Ltd. (Information Technology)*(b)	180,013

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
400	Hua Hong Grace Semiconductor Ltd., Class A (Information Technology)*	$15,243
4,367	Huaan Securities Co. Ltd., Class A (Financials)	5,408
27,176	Huadian Power International Corp. Ltd., Class H (Utilities)	13,572
4,566	Huafon Chemical Co. Ltd., Class A (Materials)	8,074
2,283	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	6,368
4,268	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	6,067
67,142	Huaneng Power International, Inc., Class H (Utilities)(a)	47,321
1,200	Huaqin Co. Ltd., Class A (Information Technology)	14,576
7,345	Huatai Securities Co. Ltd., Class A (Financials)	21,232
22,272	Huatai Securities Co. Ltd., Class H (Financials)(b)	50,202
2,382	Huaxi Securities Co. Ltd., Class A (Financials)	3,053
12,209	Huaxia Bank Co. Ltd., Class A (Financials)	11,322
1,290	Huaxin Building Materials Group Co. Ltd., Class A (Materials)	4,484
2,878	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	6,619
3,672	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,432
496	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)*	7,051
893	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,440
993	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	4,616
397	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	3,664
485	Hwatsing Technology Co. Ltd., Class A (Information Technology)	18,817
2,243	Hygon Information Technology Co. Ltd., Class A (Information Technology)	84,772
1,390	IEIT Systems Co. Ltd., Class A (Information Technology)	17,624
2,400	Iflytek Co. Ltd., Class A (Information Technology)	14,397
300	Imeik Technology Development Co. Ltd., Class A (Health Care)	4,145
62,339	Industrial & Commercial Bank of China Ltd., Class A (Financials)	74,885

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,108,843	Industrial & Commercial Bank of China Ltd., Class H (Financials)	$1,070,751
20,744	Industrial Bank Co. Ltd., Class A (Financials)	54,160
496	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	10,333
42,982	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	14,396
3,375	Inner Mongolia Berun Chemical Co. Ltd., Class A (Materials)	3,130
1,886	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	8,262
1,390	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,878
7,841	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	5,591
6,055	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	4,155
6,352	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	25,056
14,356	InnoCare Pharma Ltd., Class H (Health Care)*(b)	26,132
8,460	InnoScience Suzhou Technology Holding Co. Ltd., Class H (Information Technology)*(a)	49,318
1,985	Innovation New Material Technology Co. Ltd., Class A (Materials)	1,108
25,241	Innovent Biologics, Inc. (Health Care)*(b)	334,216
893	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	5,022
78,863	J&T Global Express Ltd. (Industrials)*	97,783
1,687	JCET Group Co. Ltd., Class A (Information Technology)	19,022
595	JCHX Mining Management Co. Ltd., Class A (Materials)	7,238
16,256	JD Health International, Inc. (Consumer Staples)*(b)	75,688
29,589	JD Logistics, Inc. (Industrials)*(b)	41,594
38,624	JD.com, Inc., Class A (Consumer Discretionary)	552,806
5,062	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)*	11,001

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,390	Jiangsu Expressway Co. Ltd., Class A (Industrials)	$2,578
25,462	Jiangsu Expressway Co. Ltd., Class H (Industrials)	31,457
1,191	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,261
1,191	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	18,172
6,352	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	43,560
2,672	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Health Care)	15,699
1,200	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	5,059
1,985	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,550
694	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	4,090
1,500	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	8,628
397	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	3,289
397	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	8,413
893	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	3,453
3,176	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	16,632
1,886	Jiangxi Copper Co. Ltd., Class A (Materials)	13,588
18,220	Jiangxi Copper Co. Ltd., Class H (Materials)	86,971
800	Jinan Shengquan Group Share Holding Co. Ltd., Class A (Materials)	4,849
2,481	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	8,354
1,092	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	4,386
1,787	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	2,450
4,660	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,357
5,145	Kanzhun Ltd. ADR (Industrials)	89,317
32,044	KE Holdings, Inc., Class A (Real Estate)	189,829
198	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,155

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,787	Keda Industrial Group Co. Ltd., Class A (Industrials)	$3,737
10,000	Kingboard Holdings Ltd. (Information Technology)	69,011
47,000	Kingdee International Software Group Co. Ltd. (Information Technology)*	51,920
2,481	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	5,189
1,985	Kingnet Network Co. Ltd., Class A (Communication Services)	5,073
43,003	Kingsoft Cloud Holdings Ltd. (Information Technology)*	30,637
16,466	Kingsoft Corp. Ltd. (Communication Services)	52,217
47,262	Kuaishou Technology (Communication Services)(b)	202,449
1,985	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	8,445
62,016	Kunlun Energy Co. Ltd. (Utilities)	61,151
1,092	Kunlun Tech Co. Ltd., Class A (Communication Services)*	7,151
1,191	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	230,385
2,100	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	10,334
916	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)(a)	46,482
2,184	LB Group Co. Ltd., Class A (Materials)	5,270
8,700	Legend Holdings Corp., Class H (Information Technology)(b)	20,165
80,136	Lenovo Group Ltd. (Information Technology)	307,079
4,566	Lens Technology Co. Ltd., Class A (Information Technology)	26,459
695	Levima Advanced Materials Corp., Class A (Materials)	2,081
20,037	Li Auto, Inc., Class A (Consumer Discretionary)*	122,226
35,931	Li Ning Co. Ltd. (Consumer Discretionary)	62,472
15,981	Liaoning Port Co. Ltd., Class A (Industrials)	3,449
6,452	Lingyi iTech Guangdong Co., Class A (Information Technology)	12,284
595	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	2,339
2,321	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	5,886
36,000	Longfor Group Holdings Ltd. (Real Estate)(a)(b)	28,977
7,400	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)*	13,295

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,787	Luxi Chemical Group Co. Ltd., Class A (Materials)	$3,447
7,146	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	61,291
1,400	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	16,046
2,676	Mao Geping Cosmetics Co. Ltd., Class H (Consumer Staples)	16,822
2,680	Meihua Holdings Group Co. Ltd., Class A (Materials)	3,112
3,573	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	2,478
51,947	Meitu, Inc. (Communication Services)*(a)(b)	31,410
89,464	Meituan, Class B (Consumer Discretionary)*(b)	900,426
6,948	Midea Group Co. Ltd., Class A (Consumer Discretionary)	90,734
10,160	Midea Group Co. Ltd., Class H (Consumer Discretionary)	131,418
2,084	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	3,298
2,176	Minimax Group, Inc. (Information Technology)*(a)	96,874
7,411	MINISO Group Holding Ltd. (Consumer Discretionary)	17,555
4,169	Minmetals Capital Co. Ltd., Class A (Financials)	3,121
12,011	Minth Group Ltd. (Consumer Discretionary)	39,713
616	Mixue Group, Class H (Consumer Discretionary)*	16,486
77,035	MMG Ltd. (Materials)*	90,750
1,050	Montage Technology Co. Ltd., Class A (Information Technology)	32,033
1,300	Montage Technology Co. Ltd., Class H (Information Technology)	44,609
5,459	Muyuan Foods Group Co. Ltd., Class A (Consumer Staples)	34,381
4,408	Muyuan Foods Group Co. Ltd., Class H (Consumer Staples)	19,984
5,757	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	4,028
8,040	NARI Technology Co. Ltd., Class A (Industrials)	27,490
2,522	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	9,273
669	NAURA Technology Group Co. Ltd., Class A (Information Technology)	69,687
1,066	NetEase Cloud Music, Inc. (Communication Services)*(b)	12,327

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
28,796	NetEase, Inc. (Communication Services)	$706,740
1,588	New China Life Insurance Co. Ltd., Class A (Financials)	14,211
15,296	New China Life Insurance Co. Ltd., Class H (Financials)	90,535
22,957	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	132,952
1,968	Nexchip Semiconductor Corp., Class A (Information Technology)*	11,357
1,089	Ningbo Deye Technology Corp., Class A (Industrials)	14,271
1,290	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	3,679
714	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,596
1,290	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	2,725
1,439	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	10,031
5,459	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,795
6,154	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	22,645
29,561	NIO, Inc., Class A (Consumer Discretionary)*	125,118
30,027	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	164,780
1,290	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,765
4,069	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,731
2,978	OFILM Group Co. Ltd., Class A (Information Technology)*	3,418
1,191	OmniVision Integrated Circuits Group, Inc., Class A (Information Technology)	14,763
1,927	Onewo, Inc., Class H (Real Estate)(a)	4,702
13,282	Orient Securities Co. Ltd., Class H (Financials)(b)	9,818
3,176	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	4,028
6,352	Pacific Securities Co. Ltd. (The), Class A (Financials)*	3,385
12,441	PDD Holdings, Inc. ADR (Consumer Discretionary)*	1,045,044
9,132	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	10,127

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
145,489	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	$106,157
1,787	Perfect World Co. Ltd., Class A (Communication Services)	2,910
273	Peric Special Gases Co. Ltd., Class A (Materials)	10,563
24,517	PetroChina Co. Ltd., Class A (Energy)	41,677
350,145	PetroChina Co. Ltd., Class H (Energy)	454,247
5,400	Phancy Group Co. Ltd., Class H (Information Technology)*	19,301
1,390	Pharmaron Beijing Co. Ltd., Class A (Health Care)	8,959
4,534	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	16,183
112,636	PICC Property & Casualty Co. Ltd., Class H (Financials)	244,833
19,055	Ping An Bank Co. Ltd., Class A (Financials)	33,243
14,000	Ping An Healthcare and Technology Co. Ltd. (Consumer Staples)*(b)	11,456
10,819	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	89,895
106,019	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	764,784
2,184	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	3,270
294	Piotech, Inc., Class A (Information Technology)	29,665
11,700	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	8,656
2,543	Poly Property Services Co. Ltd., Class H (Real Estate)	8,986
3,684	Pony AI, Inc. ADR (Information Technology)*	26,120
10,406	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	207,209
24,021	Postal Savings Bank of China Co. Ltd., Class A (Financials)	18,808
142,304	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	96,209
16,179	Power Construction Corp. of China Ltd., Class A (Industrials)	11,102
19,972	Prosus NV (Consumer Discretionary)*	889,236
14,227	Qingdao Port International Co. Ltd., Class H (Industrials)(b)	13,021
5,062	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	21,241
200	QuantumCTek Co. Ltd., Class A (Information Technology)	11,386
7,940	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	3,451

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,092	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	$10,764
413	Raytron Technology Co. Ltd., Class A (Information Technology)	11,373
3,048	Remegen Co. Ltd., Class H (Health Care)*(b)	31,377
13,616	REPT BATTERO Energy Co. Ltd., Class H (Industrials)*(a)	17,768
200	RoboTechnik Intelligent Technology Co. Ltd., Class A (Industrials)*	16,962
298	Rockchip Electronics Co. Ltd., Class A (Information Technology)	8,632
7,841	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	17,321
387	Ruijie Networks Co. Ltd., Class A (Information Technology)	7,335
7,246	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	11,217
2,779	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	6,288
397	Sangfor Technologies, Inc., Class A (Information Technology)	7,945
18,392	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	21,362
7,940	Sany Heavy Industry Co. Ltd., Class A (Industrials)	23,650
6,600	Sany Heavy Industry Co. Ltd., Class H (Industrials)	16,510
3,077	Satellite Chemical Co. Ltd., Class A (Materials)	13,045
6,551	SDIC Power Holdings Co. Ltd., Class A (Utilities)	13,359
5,062	Sealand Securities Co. Ltd., Class A (Financials)	2,893
2,084	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,533
544,227	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	99,969
1,590	Seres Group Co. Ltd., Class A (Consumer Discretionary)	11,739
4,700	SF Holding Co. Ltd., Class A (Industrials)	22,248
3,804	SF Holding Co. Ltd., Class H (Industrials)	15,033
644	SG Micro Corp., Class A (Information Technology)	10,928
8,636	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	35,506
2,283	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	3,252

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
544	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	$4,121
3,375	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	4,717
3,375	Shandong Gold Mining Co. Ltd., Class A (Materials)	19,015
14,673	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	50,948
1,007	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	6,576
1,687	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,587
2,580	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	8,238
11,018	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	7,938
695	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	7,239
2,781	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	6,172
39,635	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	16,255
5,900	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	15,501
5,520	Shanghai Biren Technology Co. Ltd., Class H (Information Technology)*	32,827
544	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	8,017
8,238	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,784
10,522	Shanghai Electric Group Co. Ltd., Class A (Industrials)	10,416
2,581	Shanghai Electric Power Co. Ltd., Class A (Utilities)	5,114
99	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	454
2,100	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	6,990
8,000	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	16,318
491	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	4,204

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,250	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	$15,061
1,400	Shanghai Henlius Biotech, Inc., Class H (Health Care)*(b)	11,787
200	Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H (Information Technology)*(a)	9,904
751	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	3,687
6,096	Shanghai MicroPort MedBot Group Co. Ltd., Class H (Health Care)*	16,470
397	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	3,019
10,320	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	14,955
29,680	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	40,469
1,886	Shanghai Putailai New Energy Technology Group Co. Ltd., Class A (Materials)	6,603
9,132	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	12,098
819	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	12,740
1,489	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	6,707
1,985	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	3,785
2,581	Shanjin International Gold Co. Ltd., Class A (Materials)	10,123
500	Shannon Semiconductor Technology Co. Ltd., Class A (Information Technology)	13,248
3,375	Shanxi Securities Co. Ltd., Class A (Financials)	2,733
5,260	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	2,764
1,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	20,856
500	Sharetronic Data Technology Co. Ltd., Class A (Information Technology)	19,626
4,566	Shenergy Co. Ltd., Class A (Utilities)	5,845
812	Shengyi Electronics Co. Ltd., Class A (Information Technology)	15,578

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,184	Shengyi Technology Co. Ltd., Class A (Information Technology)	$49,870
644	Shennan Circuits Co. Ltd., Class A (Information Technology)	35,381
19,753	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	13,437
695	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	6,787
3,772	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,571
1,300	Shenzhen Envicool Technology Co. Ltd., Class A (Industrials)	13,199
1,588	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	8,512
397	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	3,062
99	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	4,126
794	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,187
2,680	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	24,682
1,489	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	8,365
298	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	7,846
1,000	Shenzhen Kinwong Electronic Co. Ltd., Class A (Information Technology)	14,363
298	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)	16,934
1,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	29,536
4,169	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	5,306
695	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	5,165
993	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	4,717
298	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	2,501
794	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	5,915

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
200	Shenzhen Techwinsemi Technology Co. Ltd., Class A (Information Technology)	$12,995
1,129	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	9,604
1,200	Shenzhen Xunce Technology Co. Ltd., Class H (Information Technology)*	19,502
1,240	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	4,943
12,900	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	57,759
277	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	2,402
399	SICC Co. Ltd., Class A (Information Technology)*	6,379
4,268	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	4,434
3,672	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	8,500
8,238	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)*	2,918
1,390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	8,396
712	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (Health Care)*	45,158
300	Sigenergy Technology Co. Ltd., Class H (Industrials)	13,011
5,112	Silergy Corp. (Information Technology)	66,474
162,478	Sino Biopharmaceutical Ltd. (Health Care)	112,957
303	Sinocelltech Group Ltd., Class A (Health Care)*	1,582
1,588	Sinoma Science & Technology Co. Ltd., Class A (Materials)	12,611
6,749	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	3,205
695	Sinomine Resource Group Co. Ltd., Class A (Materials)	5,580
22,356	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	14,487
7,246	Sinopec Oilfield Service Corp., Class A (Energy)*	2,470
5,657	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,467
51,655	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,644

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
21,934	Sinopharm Group Co. Ltd., Class H (Health Care)	$43,368
3,573	Sinotrans Ltd., Class A (Industrials)	3,627
29,246	Sinotrans Ltd., Class H (Industrials)	18,094
11,189	Sinotruk Hong Kong Ltd. (Industrials)	57,377
22,308	SITC International Holdings Co. Ltd. (Industrials)	135,852
343	Skyverse Technology Co. Ltd., Class A (Information Technology)*	18,686
29,971	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	40,220
2,600	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,287
6,154	Southwest Securities Co. Ltd., Class A (Financials)	3,783
2,581	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,025
893	Spring Airlines Co. Ltd., Class A (Industrials)	5,793
1,200	State Grid Information & Communication Co. Ltd., Class A (Information Technology)	2,635
2,978	State Grid Yingda Co. Ltd., Class A (Industrials)	2,270
1,945	Sungrow Power Supply Co. Ltd., Class A (Industrials)	26,491
11,525	Sunny Optical Technology Group Co. Ltd. (Information Technology)	104,528
496	Sunresin New Materials Co. Ltd., Class A (Materials)	4,649
40,000	Sunshine Insurance Group Co. Ltd., Class H (Financials)	18,981
1,687	Sunwoda Electronic Co. Ltd., Class A (Industrials)	4,374
726	SUPCON Technology Co. Ltd., Class A (Information Technology)	10,570
293	Suzhou Centec Communications Co. Ltd., Class A (Information Technology)*	17,010
1,588	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)*	46,803
298	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	9,889
1,089	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	42,633
6,127	TAL Education Group ADR (Consumer Discretionary)*	71,931

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Talkweb Information System Co. Ltd., Class A (Communication Services)*	$4,538
5,558	TangShan Port Group Co. Ltd., Class A (Industrials)	3,773
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,059
4,665	TBEA Co. Ltd., Class A (Industrials)	13,284
16,372	TCL Electronics Holdings Ltd. (Consumer Discretionary)*	34,982
17,768	TCL Technology Group Corp., Class A (Information Technology)	13,462
101,313	Tencent Holdings Ltd. (Communication Services)	5,854,450
9,398	Tencent Music Entertainment Group ADR (Communication Services)	77,721
3,871	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	2,795
8,040	Tianfeng Securities Co. Ltd., Class A (Financials)*	4,608
496	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	2,661
406	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,303
3,687	Tianqi Lithium Corp., Class H (Materials)*	17,806
4,268	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	8,392
2,978	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	7,558
31,308	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	50,960
20,447	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)(b)	31,430
1,390	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	13,358
2,184	Tongkun Group Co. Ltd., Class A (Materials)	8,992
12,705	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	12,614
15,647	TravelSky Technology Ltd., Class H (Consumer Discretionary)	17,395
9,321	Trip.com Group Ltd. (Consumer Discretionary)*	427,092
3,077	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)	3,220
10,447	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	54,239

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,542	UBTech Robotics Corp. Ltd., Class H (Industrials)*	$49,132
18,907	Uni-President China Holdings Ltd. (Consumer Staples)(a)	17,896
2,680	Unisplendour Corp. Ltd., Class A (Information Technology)	15,538
1,390	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	5,605
463	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	13,802
900	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	32,573
800	Victory Giant Technology Huizhou Co. Ltd., Class H (Information Technology)*(a)	22,471
4,309	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	56,448
16,260	Wanguo Gold Group Ltd. (Materials)(a)	31,735
3,076	Wanhua Chemical Group Co. Ltd., Class A (Materials)	34,945
69,814	Want Want China Holdings Ltd. (Consumer Staples)	27,385
1,407	Weibo Corp. ADR (Communication Services)(a)	9,610
6,253	Weichai Power Co. Ltd., Class A (Industrials)	25,289
31,792	Weichai Power Co. Ltd., Class H (Industrials)	129,126
794	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	2,860
6,500	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	13,807
2,184	Western Mining Co. Ltd., Class A (Materials)	12,809
4,169	Western Securities Co. Ltd., Class A (Financials)	4,307
599	Western Superconducting Technologies Co. Ltd., Class A (Materials)	4,455
16,140	Wharf Holdings Ltd. (The) (Real Estate)	38,748
26,384	Wilmar International Ltd. (Consumer Staples)	79,653
1,985	Winning Health Technology Group Co. Ltd., Class A (Health Care)*	2,089
21,100	Wintime Energy Group Co. Ltd., Class A (Utilities)*	4,931
4,863	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	3,590
3,970	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	7,665

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
298	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	$9,622
3,800	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	40,313
1,787	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	33,226
2,581	WuXi AppTec Co. Ltd., Class A (Health Care)	59,465
7,525	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	181,710
59,313	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	369,529
1,489	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	7,452
5,080	WuXi XDC Cayman, Inc. (Health Care)*	45,329
11,117	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	13,056
4,400	XD, Inc. (Communication Services)*	24,056
1,290	Xiamen Tungsten Co. Ltd., Class A (Materials)	10,354
2,084	Xiangcai Co. Ltd., Class A (Financials)*	2,953
279,315	Xiaomi Corp., Class B (Information Technology)*(b)	984,103
26,655	Xinyi Glass Holdings Ltd. (Industrials)(a)	29,837
77,227	Xinyi Solar Holdings Ltd. (Information Technology)	22,215
24,046	XPeng, Inc., Class A (Consumer Discretionary)*	137,725
43,695	XtalPi Holdings Ltd. (Health Care)*(a)	41,469
18,452	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	22,031
6,636	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (Information Technology)(b)	141,112
44,211	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	168,231
4,516	Yankuang Energy Group Co. Ltd., Class A (Energy)	15,878
47,574	Yankuang Energy Group Co. Ltd., Class H (Energy)	84,597
993	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	19,254
1,290	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	7,950
595	Yongan Futures Co. Ltd., Class A (Financials)	1,143
8,537	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	3,927

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,268	Youngor Fashion Co. Ltd., Class A (Real Estate)	$5,095
3,176	YTO Express Group Co. Ltd., Class A (Industrials)	8,009
27,003	Yuexiu Property Co. Ltd. (Real Estate)	11,229
3,176	Yunnan Aluminium Co. Ltd., Class A (Materials)	12,817
1,687	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	12,654
4,665	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	7,270
1,489	Yunnan Tin Co. Ltd., Class A (Materials)	8,021
1,687	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	7,895
2,084	Yutong Bus Co. Ltd., Class A (Industrials)	9,241
240	Z AI Co. Ltd. (Information Technology)*	36,585
16,828	Zai Lab Ltd. (Health Care)*	42,503
1,489	Zangge Mining Co. Ltd., Class A (Materials)	17,375
1,390	ZCZL Industrial Technology Group Co. Ltd., Class A (Industrials)	2,944
3,830	ZCZL Industrial Technology Group Co. Ltd., Class H (Industrials)	6,131
600	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	10,908
27,095	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	80,048
4,863	Zhefu Holding Group Co. Ltd., Class A (Industrials)	3,540
7,200	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)	15,155
198	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	8,775
5,062	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	9,404
1,985	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	7,588
25,712	Zhejiang Expressway Co. Ltd., Class H (Industrials)	20,958
1,886	Zhejiang Hailiang Co. Ltd., Class A (Materials)	5,472
1,390	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	3,333
1,588	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	9,354

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,481	Zhejiang Juhua Co. Ltd., Class A (Materials)	$14,972
9,819	Zhejiang Leapmotor Technology Co. Ltd., Class H (Consumer Discretionary)*(b)	45,993
2,978	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	5,647
2,878	Zhejiang NHU Co. Ltd., Class A (Materials)	11,575
3,672	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	19,841
7,123	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H (Industrials)(a)	22,825
794	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	4,197
397	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,375
1,905	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	4,100
9,132	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	6,634
17,200	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	25,056
675	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	3,987
1,112	Zhongji Innolight Co. Ltd., Class A (Information Technology)	141,011
4,466	Zhongjin Gold Corp. Ltd., Class A (Materials)	17,032
590	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	4,135
7,063	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	28,435
20,546	Zijin Mining Group Co. Ltd., Class A (Materials)	102,975
92,462	Zijin Mining Group Co. Ltd., Class H (Materials)	431,921
6,551	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	6,524
21,999	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	17,104
3,972	ZTE Corp., Class A (Information Technology)	20,209
12,365	ZTE Corp., Class H (Information Technology)(a)	37,477
6,292	ZTO Express Cayman, Inc. (Industrials)	134,199

		45,792,273

Shares	Description	Value

Common Stocks – (continued)

Colombia – 0.1%
5,862	Cementos Argos SA (Materials)	$20,025
79,907	Ecopetrol SA (Energy)	66,009
3,876	Grupo Cibest SA (Financials)	102,316
1,994	Grupo de Inversiones Suramericana SA (Financials)	38,146
53,209	Grupo Energia Bogota SA ESP (Utilities)	46,764
7,439	Interconexion Electrica SA ESP (Utilities)	65,934

		339,194

Congo (Democratic Republic) – 0.0%
11,817	Ivanhoe Mines Ltd., Class A (Materials)*	103,227

Cyprus – 0.0%
5,272	Bank of Cyprus Holdings PLC (Financials)	65,526

Czech Republic – 0.0%
2,682	CEZ AS (Utilities)	177,983
1,211	Komercni Banka AS (Financials)	62,021

		240,004

Denmark – 0.9%
771	Ascendis Pharma A/S (Health Care)*	202,804
1,473	Carlsberg AS, Class B (Consumer Staples)	202,205
2,037	Coloplast A/S, Class B (Health Care)	145,226
10,377	Danske Bank A/S (Financials)	600,822
3,100	DSV A/S (Industrials)	653,932
973	Genmab A/S (Health Care)*	320,841
52,136	Novo Nordisk A/S, Class B (Health Care)	2,368,898
5,919	Novonesis Novozymes B, Class B (Materials)	425,302
7,504	Orsted AS (Utilities)*(b)	158,527
5,379	Tryg A/S (Financials)	128,806
16,567	Vestas Wind Systems A/S (Industrials)	550,406

		5,757,769

Egypt – 0.0%
4,773	Abou Kir Fertilizers & Chemical Industries (Materials)	7,598
43,441	Commercial International Bank - Egypt (CIB) (Financials)	116,509
35,244	Eastern Co. SAE (Consumer Staples)	24,828
14,231	EFG Holding S.A.E. (Financials)	7,166
15,610	Talaat Moustafa Group (Real Estate)	29,795
8,367	Telecom Egypt Co. (Communication Services)	19,098

		204,994

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Faroe Islands – 0.0%
726	Bakkafrost P/F (Consumer Staples)	$35,409

Finland – 0.7%
2,295	Elisa OYJ (Communication Services)	93,732
7,042	Fortum OYJ (Utilities)	169,489
4,401	Kesko OYJ, Class B (Consumer Staples)	114,718
5,511	Kone OYJ, Class B (Industrials)	337,875
10,650	Metso Oyj (Industrials)	220,328
7,177	Neste OYJ (Energy)	265,777
83,889	Nokia OYJ (Information Technology)	850,505
50,548	Nordea Bank Abp (Financials)	1,034,293
1,663	Orion OYJ, Class B (Health Care)	152,801
39,767	Sampo OYJ, Class A (Financials)	449,277
9,051	Stora Enso OYJ, Class R (Materials)	106,451
8,526	UPM-Kymmene OYJ (Materials)	238,286
8,083	Wartsila OYJ Abp (Industrials)	261,865

		4,295,397

France – 4.2%
10,145	Air Liquide SA (Materials)	1,997,934
9,588	Airbus SE (Industrials)	2,196,746
27,212	AXA SA (Financials)	1,362,369
16,184	BNP Paribas SA (Financials)	1,932,197
3,250	Bouygues SA (Industrials)	166,939
2,528	Capgemini SE (Information Technology)	314,942
7,409	Cie de Saint-Gobain SA (Industrials)	674,045
10,615	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	431,564
16,408	Credit Agricole SA (Financials)	352,887
10,320	Danone SA (Consumer Staples)	770,571
11,100	Dassault Systemes (Information Technology)	294,494
28,532	Engie SA (Utilities)	815,313
4,794	EssilorLuxottica SA (Health Care)	892,943
529	Hermes International SCA (Consumer Discretionary)	971,504
7,888	Holcim AG (Materials)*	693,562
1,158	Kering SA (Consumer Discretionary)	341,731
4,113	Legrand SA (Industrials)	652,390
3,636	L’Oreal SA (Consumer Staples)	1,624,811
4,192	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,207,313
31,046	Orange SA (Communication Services)	555,551

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
3,127	Pernod Ricard SA (Consumer Staples)	$234,285
3,736	Publicis Groupe SA (Communication Services)	438,097
5,668	Safran SA (Industrials)	2,218,792
453	Sartorius Stedim Biotech (Health Care)	103,136
10,213	Societe Generale SA (Financials)	861,878
1,443	Thales SA (Industrials)	408,487
33,959	TotalEnergies SE (Energy)	2,979,417
7,859	Vinci SA (Industrials)	1,032,949

		27,526,847

Germany – 4.8%
2,707	adidas AG (Consumer Discretionary)	476,070
6,215	Allianz SE (Financials)	3,254,482
14,582	BASF SE (Materials)	897,400
16,050	Bayer AG (Health Care)	914,287
5,171	Bayerische Motoren Werke AG (Consumer Discretionary)	372,291
1,460	Beiersdorf AG (Consumer Staples)	134,183
1,776	BioNTech SE ADR (Health Care)*	180,719
11,591	Commerzbank AG (Financials)	541,123
1,794	Continental AG (Consumer Discretionary)	148,625
8,056	Daimler Truck Holding AG (Industrials)	437,854
29,020	Deutsche Bank AG (Financials)	1,168,377
2,975	Deutsche Boerse AG (Financials)	995,260
14,955	Deutsche Post AG (Industrials)	975,249
56,868	Deutsche Telekom AG (Communication Services)	1,874,724
36,153	E.ON SE (Utilities)	747,517
3,093	Fresenius Medical Care AG (Health Care)	141,737
6,835	Fresenius SE & Co. KGaA (Health Care)	359,225
999	Hannover Rueck SE (Financials)	299,625
103	Hapag-Lloyd AG (Industrials)(b)	15,673
2,083	Heidelberg Materials AG (Materials)	398,631
1,619	Henkel AG & Co. KGaA (Consumer Staples)	132,679
281	HOCHTIEF AG (Industrials)	136,570
21,276	Infineon Technologies AG (Information Technology)	1,391,163
1,098	Knorr-Bremse AG (Industrials)	134,686
11,320	Mercedes-Benz Group AG (Consumer Discretionary)	620,911
2,111	Merck KGaA (Health Care)	340,847
894	MTU Aero Engines AG (Industrials)	365,646

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
2,074	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	$1,249,872
762	Rheinmetall AG (Industrials)	983,213
11,527	RWE AG (Utilities)	785,176
16,721	SAP SE (Information Technology)	3,707,875
11,730	Siemens AG (Industrials)	3,891,465
12,110	Siemens Energy AG (Industrials)	2,000,044
5,937	Siemens Healthineers AG (Health Care)(b)	269,857
1,000	Talanx AG (Financials)	145,432
468	Volkswagen AG (Consumer Discretionary)	42,702
11,808	Vonovia SE (Real Estate)	264,036

		30,795,226

Greece – 0.2%
3,282	Allwyn AG (Consumer Discretionary)	51,467
32,501	Alpha Bank SA (Financials)	172,683
1,271	Athens International Airport SA (Industrials)	15,473
40,382	Eurobank SA (Financials)	215,119
1,368	GEK TERNA SA (Industrials)	74,114
2,777	Hellenic Telecommunications Organization SA (Communication Services)	63,870
1,835	JUMBO SA (Consumer Discretionary)	55,420
984	Motor Oil Hellas Corinth Refineries SA (Energy)	68,753
13,909	National Bank of Greece SA (Financials)	272,725
20,446	Piraeus Bank SA (Financials)*	244,151
4,452	Public Power Corp. SA (Utilities)	124,011

		1,357,786

Hong Kong – 1.0%
168,987	AIA Group Ltd. (Financials)	1,643,675
5,100	ASMPT Ltd. (Information Technology)	106,693
14,016	Cathay Pacific Airways Ltd. (Industrials)	25,746
29,610	CK Asset Holdings Ltd. (Real Estate)	171,104
10,253	CK Infrastructure Holdings Ltd. (Utilities)	85,340
29,981	CLP Holdings Ltd. (Utilities)	300,984
4,064	Cowell e Holdings, Inc. (Information Technology)(a)	13,230
963	Futu Holdings Ltd. ADR (Financials)	117,621
27,436	Hang Lung Properties Ltd. (Real Estate)	24,429

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
22,219	Henderson Land Development Co. Ltd. (Real Estate)	$76,130
38,192	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	30,717
59,943	HKT Trust & HKT Ltd. (Communication Services)	93,363
179,909	Hong Kong & China Gas Co. Ltd. (Utilities)	165,467
19,633	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,064,885
16,830	Hongkong Land Holdings Ltd. (Real Estate)	137,164
14,227	Kingboard Laminates Holdings Ltd. (Information Technology)	84,172
43,034	Link REIT (Real Estate)	212,554
25,414	MTR Corp. Ltd. (Industrials)(a)	104,842
2,216	Orient Overseas International Ltd. (Industrials)	44,352
22,514	Power Assets Holdings Ltd. (Utilities)	172,891
41,003	Prudential PLC (Financials)	565,925
56,863	Sino Land Co. Ltd. (Real Estate)	75,002
22,040	Sun Hung Kai Properties Ltd. (Real Estate)	326,693
5,997	Swire Pacific Ltd., Class A (Industrials)	81,472
12,500	Swire Pacific Ltd., Class B (Industrials)	24,333
17,154	Swire Properties Ltd. (Real Estate)	52,473
22,520	Techtronic Industries Co. Ltd. (Industrials)	389,252
126,149	WH Group Ltd. (Consumer Staples)(b)	119,321
25,015	Wharf Real Estate Investment Co. Ltd. (Real Estate)	98,473
6,528	Zijin Gold International Co. Ltd. (Materials)	126,575

		6,534,878

Hungary – 0.1%
6,199	MOL Hungarian Oil & Gas PLC (Energy)*	99,630
3,632	OTP Bank Nyrt (Financials)	522,415
2,344	Richter Gedeon Nyrt (Health Care)	97,852

		719,897

India – 4.0%
4,146	360 ONE WAM Ltd. (Financials)	51,182
896	ABB India Ltd. (Industrials)	71,906
87	Abbott India Ltd. (Health Care)	23,628
1,129	ACC Ltd. (Materials)	15,141
5,295	Adani Energy Solutions Ltd. (Utilities)*	78,851

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
3,904	Adani Enterprises Ltd. (Industrials)	$117,270
5,647	Adani Green Energy Ltd. (Utilities)*	72,079
9,568	Adani Ports & Special Economic Zone Ltd. (Industrials)	160,145
65,827	Adani Power Ltd. (Utilities)*	136,936
4,639	Adani Total Gas Ltd. (Utilities)	30,276
11,532	Aditya Birla Capital Ltd. (Financials)*	49,602
524	Alkem Laboratories Ltd. (Health Care)	29,340
13,079	Ambuja Cements Ltd. (Materials)	55,123
277	Apar Industries Ltd. (Industrials)*	51,517
2,807	APL Apollo Tubes Ltd. (Materials)*	65,570
1,571	Apollo Hospitals Enterprise Ltd. (Health Care)	146,873
48,465	Ashok Leyland Ltd. (Industrials)	89,433
5,350	Asian Paints Ltd. (Materials)	149,155
2,158	Astral Ltd. (Industrials)	34,512
2,703	Ather Energy Ltd. (Consumer Discretionary)*	48,780
7,722	AU Small Finance Bank Ltd. (Financials)(b)	88,123
4,333	Aurobindo Pharma Ltd. (Health Care)*	78,164
2,806	Authum Investment & Infrastructure Ltd. (Financials)*	16,536
2,372	Avenue Supermarts Ltd. (Consumer Staples)*(b)	97,191
5,444	AWL Agri Business Ltd. (Consumer Staples)	11,013
37,580	Axis Bank Ltd. (Financials)	513,273
1,095	Bajaj Auto Ltd. (Consumer Discretionary)	139,548
43,062	Bajaj Finance Ltd. (Financials)	478,209
6,455	Bajaj Finserv Ltd. (Financials)	137,060
452	Bajaj Holdings & Investment Ltd. (Financials)	55,295
15,310	Bajaj Housing Finance Ltd. (Financials)*	13,515
1,172	Balkrishna Industries Ltd. (Consumer Discretionary)	28,065
18,072	Bandhan Bank Ltd. (Financials)(b)	31,044
17,464	Bank of Baroda (Financials)	43,779
12,011	Bank of India (Financials)	17,867
16,706	Bank of Maharashtra (Financials)	14,405
3,387	Berger Paints India Ltd. (Materials)	17,712
1,334	Bharat Dynamics Ltd. (Industrials)	17,870

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
60,303	Bharat Electronics Ltd. (Industrials)	$262,579
4,368	Bharat Forge Ltd. (Consumer Discretionary)	96,597
20,250	Bharat Heavy Electricals Ltd. (Industrials)	94,175
32,472	Bharat Petroleum Corp. Ltd. (Energy)	110,553
45,706	Bharti Airtel Ltd. (Communication Services)	870,074
1,250	Bharti Hexacom Ltd. (Communication Services)	20,297
15,875	Billionbrains Garage Ventures Ltd. (Financials)*(b)	32,033
10,620	Biocon Ltd. (Health Care)	45,970
148	Bosch Ltd. (Consumer Discretionary)	77,746
1,724	Britannia Industries Ltd. (Consumer Staples)	95,092
3,319	BSE Ltd. (Financials)	114,444
30,632	Canara Bank (Financials)	40,840
11,221	CG Power & Industrial Solutions Ltd. (Industrials)	107,988
6,900	Cholamandalam Investment and Finance Co. Ltd. (Financials)	134,649
8,789	Cipla Ltd. (Health Care)	130,125
27,692	Coal India Ltd. (Energy)	116,885
1,916	Cochin Shipyard Ltd. (Industrials)(b)	30,396
5,426	Coforge Ltd. (Information Technology)	113,176
2,125	Colgate-Palmolive India Ltd. (Consumer Staples)	42,365
5,714	Container Corp. Of India Ltd. (Industrials)	30,731
2,018	Coromandel International Ltd. (Materials)	40,408
2,292	Cummins India Ltd. (Industrials)	122,930
9,547	Dabur India Ltd. (Consumer Staples)	38,216
1,163	Dalmia Bharat Ltd. (Materials)	22,680
5,130	Delhivery Ltd. (Industrials)*	24,588
1,829	Divi’s Laboratories Ltd. (Health Care)	181,918
564	Dixon Technologies India Ltd. (Consumer Discretionary)	87,994
10,122	DLF Ltd. (Real Estate)	73,489
8,652	Dr Reddy’s Laboratories Ltd. (Health Care)	104,935
2,170	Eicher Motors Ltd. (Consumer Discretionary)	181,329
14,722	Embassy Office Parks REIT (Real Estate)	67,821
80,438	Eternal Ltd. (Consumer Discretionary)*	277,278
6,721	Exide Industries Ltd. (Consumer Discretionary)	31,087

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
30,153	Federal Bank Ltd. (Financials)	$113,001
7,975	Fortis Healthcare Ltd. (Health Care)	75,987
17,294	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	63,512
39,521	GAIL India Ltd. (Utilities)	73,701
2,084	GE Vernova T&D India Ltd. (Industrials)	97,328
3,929	General Insurance Corp. of India (Financials)(b)	14,644
1,034	Gland Pharma Ltd. (Health Care)(b)	31,350
692	GlaxoSmithKline Pharmaceuticals Ltd. (Health Care)	22,175
2,290	Glenmark Pharmaceuticals Ltd. (Health Care)	59,667
40,358	GMR Airports Ltd. (Industrials)*	39,700
612	Godfrey Phillips India Ltd. (Consumer Staples)	13,534
6,145	Godrej Consumer Products Ltd. (Consumer Staples)	58,189
2,073	Godrej Properties Ltd. (Real Estate)	43,879
5,388	Grasim Industries Ltd. (Materials)	190,825
2,500	Gspl Transmission Ltd. (Energy)*	3,893
7,621	Gujarat Energy Ltd. (Utilities)	19,833
546	Gujarat Fluorochemicals Ltd. (Materials)	26,924
3,373	Havells India Ltd. (Industrials)	44,088
15,142	HCL Technologies Ltd. (Information Technology)	208,753
3,342	HDB Financial Services Ltd. (Financials)	23,959
3,266	HDFC Asset Management Co. Ltd. (Financials)(b)	89,973
186,129	HDFC Bank Ltd. (Financials)	1,386,465
16,049	HDFC Life Insurance Co. Ltd. (Financials)(b)	91,617
1,938	Hero MotoCorp Ltd. (Consumer Discretionary)	110,968
22,670	Hindalco Industries Ltd. (Materials)	241,857
2,805	Hindustan Aeronautics Ltd. (Industrials)	141,504
5,371	Hindustan Copper Ltd. (Materials)	29,645
16,198	Hindustan Petroleum Corp. Ltd. (Energy)	62,244
12,130	Hindustan Unilever Ltd. (Consumer Staples)	250,728
5,603	Hindustan Zinc Ltd. (Materials)	35,052
209	Hitachi Energy India Ltd. (Industrials)	74,131

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
35	Honeywell Automation India Ltd. (Information Technology)	$13,065
5,862	Housing & Urban Development Corp. Ltd. (Financials)	11,212
2,163	Hyundai Motor India Ltd. (Consumer Discretionary)	50,109
86,666	ICICI Bank Ltd. (Financials)	1,323,920
3,983	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	65,569
1,002	ICICI Prudential Asset Management Co. Ltd. (Financials)	32,267
6,310	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	34,278
98,853	IDFC First Bank Ltd. (Financials)	89,286
4,091	Indian Bank (Financials)	38,629
13,874	Indian Hotels Co. Ltd. (Consumer Discretionary)	107,559
47,908	Indian Oil Corp. Ltd. (Energy)	70,029
3,600	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	18,202
27,355	Indian Railway Finance Corp. Ltd. (Financials)(b)	23,952
11,934	Indian Renewable Energy Development Agency Ltd. (Financials)	14,607
9,285	Indraprastha Gas Ltd. (Utilities)	14,680
20,654	Indus Towers Ltd. (Communication Services)	84,368
9,568	IndusInd Bank Ltd. (Financials)	102,193
5,205	Info Edge India Ltd. (Communication Services)	71,802
50,579	Infosys Ltd. (Information Technology)	602,498
3,549	InterGlobe Aviation Ltd. (Industrials)*(b)	195,159
2,225	Ipca Laboratories Ltd. (Health Care)	46,166
49,117	ITC Ltd. (Consumer Staples)	131,847
5,129	Jindal Stainless Ltd. (Materials)	37,836
6,428	Jindal Steel Ltd. (Materials)	80,562
47,701	Jio Financial Services Ltd. (Financials)	120,955
579	JK Cement Ltd. (Materials)	31,225
6,500	JSW Energy Ltd. (Utilities)	35,538
10,860	JSW Infrastructure Ltd. (Industrials)	38,793
13,384	JSW Steel Ltd. (Materials)	183,883
6,198	Jubilant Foodworks Ltd. (Consumer Discretionary)	32,298
6,256	Kalyan Jewellers India Ltd. (Consumer Discretionary)	39,502
492	Kaynes Technology India Ltd. (Information Technology)*	19,048
991	KEI Industries Ltd. (Industrials)	59,766

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
15,533	Knowledge Realty Trust REIT (Real Estate)	$18,028
89,374	Kotak Mahindra Bank Ltd. (Financials)	393,811
12,560	L&T Finance Ltd. (Financials)	42,359
328	L&T Technology Services Ltd. (Industrials)(b)	12,435
11,096	Larsen & Toubro Ltd. (Industrials)	471,545
6,631	Laurus Labs Ltd. (Health Care)(b)	133,412
6,237	Lenskart Solutions Ltd. (Consumer Discretionary)*	43,405
1,165	LG Electronics India Ltd. (Consumer Discretionary)*	20,781
7,476	Life Insurance Corp. of India (Financials)	32,832
320	Linde India Ltd. (Materials)	21,468
2,140	Lloyds Metals & Energy Ltd. (Materials)	40,349
4,393	Lodha Developers Ltd. (Real Estate)(b)	55,320
1,139	LTM Ltd. (Information Technology)(b)	54,329
4,056	Lupin Ltd. (Health Care)	93,255
9,734	Mahindra & Mahindra Financial Services Ltd. (Financials)	38,146
14,544	Mahindra & Mahindra Ltd. (Consumer Discretionary)	501,500
1,223	MakeMyTrip Ltd. (Consumer Discretionary)*	71,252
1,868	Mankind Pharma Ltd. (Health Care)*	47,479
7,719	Marico Ltd. (Consumer Staples)	66,500
1,899	Maruti Suzuki India Ltd. (Consumer Discretionary)	270,282
3,735	Max Financial Services Ltd. (Financials)*	61,730
12,387	Max Healthcare Institute Ltd. (Health Care)	135,620
964	Mazagon Dock Shipbuilders Ltd. (Industrials)	25,118
9,096	Meesho Ltd. (Consumer Discretionary)*	19,628
2,427	Motilal Oswal Financial Services Ltd. (Financials)	26,593
1,654	Mphasis Ltd. (Information Technology)	42,182
35	MRF Ltd. (Consumer Discretionary)	49,181
2,041	Multi Commodity Exchange of India Ltd. (Financials)	72,907
1,799	Muthoot Finance Ltd. (Financials)	56,288
14,703	National Aluminium Co. Ltd. (Materials)	58,932
10,036	Nestle India Ltd. (Consumer Staples)	157,792

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
43,381	NHPC Ltd. (Utilities)	$34,967
2,885	Nippon Life India Asset Management Ltd. (Financials)(b)	35,533
58,194	NMDC Ltd. (Materials)	53,926
13,480	NTPC Green Energy Ltd. (Utilities)*	12,677
73,396	NTPC Ltd. (Utilities)	252,464
1,918	Oberoi Realty Ltd. (Real Estate)	37,642
45,657	Oil & Natural Gas Corp. Ltd. (Energy)	111,191
9,148	Oil India Ltd. (Energy)	46,436
6,770	One 97 Communications Ltd. (Financials)*	122,133
362	Oracle Financial Services Software Ltd. (Information Technology)	47,693
87	Page Industries Ltd. (Consumer Discretionary)	32,723
4,065	Patanjali Foods Ltd. (Consumer Staples)	14,734
5,643	PB Fintech Ltd. (Financials)*	111,163
1,670	Persistent Systems Ltd. (Information Technology)	98,158
10,094	Petronet LNG Ltd. (Energy)	31,879
3,414	Phoenix Mills Ltd. (The) (Real Estate)	68,150
1,357	PI Industries Ltd. (Materials)	33,789
4,304	Pidilite Industries Ltd. (Materials)	76,316
1,972	Piramal Finance Ltd. (Financials)	47,661
737	Polycab India Ltd. (Industrials)	73,134
22,769	Power Finance Corp. Ltd. (Financials)	80,449
76,412	Power Grid Corp. of India Ltd. (Utilities)	211,579
1,780	Premier Energies Ltd. (Information Technology)(b)	19,380
2,748	Prestige Estates Projects Ltd. (Real Estate)	47,147
37,553	Punjab National Bank (Financials)	45,069
1,269	Radico Khaitan Ltd. (Consumer Staples)	59,796
9,559	Rail Vikas Nigam Ltd. (Industrials)	21,090
20,374	REC Ltd. (Financials)	69,204
97,366	Reliance Industries Ltd. (Energy)	1,306,312
72,466	Samvardhana Motherson International Ltd. (Consumer Discretionary)	129,947
3,930	SBI Cards & Payment Services Ltd. (Financials)	26,621
7,527	SBI Life Insurance Co. Ltd. (Financials)(b)	137,640
661	Schaeffler India Ltd. (Consumer Discretionary)	27,881

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
135	Shree Cement Ltd. (Materials)	$32,906
23,684	Shriram Finance Ltd. (Financials)	276,177
1,505	Siemens Energy India Ltd. (Industrials)	51,066
1,396	Siemens Ltd. (Industrials)	59,107
412	Solar Industries India Ltd. (Materials)	87,039
7,156	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	61,127
2,259	SRF Ltd. (Materials)	60,768
30,138	State Bank of India (Financials)	335,636
17,140	Steel Authority of India Ltd. (Materials)	35,115
16,466	Sun Pharmaceutical Industries Ltd. (Health Care)	343,363
1,048	Sundaram Finance Ltd. (Financials)	49,988
1,031	Supreme Industries Ltd. (Industrials)	38,551
182,466	Suzlon Energy Ltd. (Industrials)*	91,098
24,208	Swiggy Ltd. (Consumer Discretionary)*	71,697
7,037	Tata Capital Ltd. (Financials)	27,200
2,044	Tata Communications Ltd. (Communication Services)	37,010
13,945	Tata Consultancy Services Ltd. (Information Technology)	351,521
10,158	Tata Consumer Products Ltd. (Consumer Staples)	110,725
541	Tata Elxsi Ltd. (Information Technology)	20,340
2,149	Tata Investment Corp. Ltd. (Financials)	14,500
30,880	Tata Motors Ltd. (Industrials)	152,841
31,367	Tata Motors Passenger Vehicles Ltd. (Consumer Discretionary)	101,782
26,033	Tata Power Co. Ltd. (The) (Utilities)	94,908
123,930	Tata Steel Ltd. (Materials)	240,031
2,753	Tata Technologies Ltd. (Information Technology)	24,037
8,749	Tech Mahindra Ltd. (Information Technology)	149,645
720	Thermax Ltd. (Industrials)	29,514
5,770	Titan Co. Ltd. (Consumer Discretionary)	309,314
1,562	Torrent Pharmaceuticals Ltd. (Health Care)	83,137
3,254	Torrent Power Ltd. (Utilities)	41,541
4,590	Trent Ltd. (Consumer Discretionary)	138,880
1,648	Tube Investments of India Ltd. (Consumer Discretionary)	48,134
3,744	TVS Motor Co. Ltd. (Consumer Discretionary)	170,767

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,863	UltraTech Cement Ltd. (Materials)	$224,113
25,032	Union Bank of India Ltd. (Financials)	49,608
1,129	United Breweries Ltd. (Consumer Staples)	15,521
5,021	United Spirits Ltd. (Consumer Staples)	78,600
3,017	UNO Minda Ltd. (Consumer Discretionary)	40,446
8,912	UPL Ltd. (Materials)	52,645
21,855	Varun Beverages Ltd. (Consumer Staples)	91,949
23,487	Vedanta Ltd. (Materials)	68,649
34,795	Vishal Mega Mart Ltd. (Consumer Discretionary)*	40,446
434,235	Vodafone Idea Ltd. (Communication Services)*	65,376
3,892	Voltas Ltd. (Industrials)	48,839
1,455	WAAREE Energies Ltd. (Information Technology)	39,822
39,806	Wipro Ltd. (Information Technology)	77,160
267,196	Yes Bank Ltd. (Financials)*	64,089
4,123	Zydus Lifesciences Ltd. (Health Care)	50,304

		26,063,280

Indonesia – 0.3%
12,723	Adaro Andalan Indonesia PT (Energy)	7,775
107,938	Alamtri Minerals Indonesia Tbk PT (Materials)	10,663
137,717	Alamtri Resources Indonesia Tbk PT (Energy)	22,078
204,300	Amman Mineral Internasional PT (Materials)*	49,936
137,429	ANTAM Persero Tbk PT (Materials)	24,049
329,818	Astra International Tbk PT (Industrials)	89,366
854,426	Bank Central Asia Tbk PT (Financials)	312,301
599,707	Bank Mandiri Persero Tbk PT (Financials)	143,198
239,100	Bank Negara Indonesia Persero Tbk PT (Financials)	52,099
1,148,131	Bank Rakyat Indonesia Persero Tbk PT (Financials)	210,637
427,980	Barito Pacific Tbk PT (Materials)	43,124
275,026	Barito Renewables Energy Tbk PT (Utilities)	51,543
1,496,000	Bumi Resources Minerals Tbk PT (Materials)*	63,336
2,521,800	Bumi Resources Tbk PT (Energy)*	27,332
112,218	Chandra Asri Pacific Tbk PT (Materials)	12,384

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
203,362	Chandra Daya Investasi Tbk PT (Utilities)	$7,634
119,167	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	20,046
642,800	Dian Swastatika Sentosa Tbk PT (Energy)*	40,277
251,431	Elang Mahkota Teknologi Tbk PT (Communication Services)	7,309
259,021	Impack Pratama Industri Tbk PT (Materials)*	20,178
37,118	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	15,924
71,600	Indofood Sukses Makmur Tbk PT (Consumer Staples)	30,313
3,331	Jardine Matheson Holdings Ltd. (Industrials)	196,229
309,667	Kalbe Farma Tbk PT (Health Care)	13,722
218,143	Merdeka Copper Gold Tbk PT (Materials)	36,203
76,222	Merdeka Gold Resources Tbk PT (Materials)*	41,306
47,330	Pantai Indah Kapuk Dua Tbk PT (Real Estate)	15,563
282,493	Petrindo Jaya Kreasi Tbk PT (Energy)*	12,996
41,294	Petrosea Tbk PT (Materials)*	11,830
307,864	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	23,201
775,405	Telkom Indonesia Persero Tbk PT (Communication Services)	113,805
46,032	Transcoal Pacific Tbk PT (Industrials)	5,743
93,448	Unilever Indonesia Tbk PT (Consumer Staples)	9,258
23,039	United Tractors Tbk PT (Energy)	31,473
36,400	Vale Indonesia Tbk PT (Materials)	10,788
80,900	XLSMART Telecom Sejahtera Tbk PT (Communication Services)	12,878

		1,796,497

Ireland – 0.2%
33,751	AIB Group PLC (Financials)	429,885
15,682	Bank of Ireland Group PLC (Financials)	345,835
2,384	Kerry Group PLC, Class A (Consumer Staples)	232,617
2,521	Kingspan Group PLC (Industrials)	300,161

		1,308,498

Israel – 0.9%
860	Airport City Ltd. (Real Estate)*	15,457
3,424	Amot Investments Ltd. (Real Estate)	22,296
615	Azrieli Group Ltd. (Real Estate)	81,282

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
21,614	Bank Hapoalim BM (Financials)	$556,978
24,378	Bank Leumi Le-Israel BM (Financials)	620,560
44,724	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	117,324
261	Big Shopping Centers Ltd. (Real Estate)	58,987
420	Camtek Ltd. (Information Technology)*	56,126
2,055	Cellebrite DI Ltd. (Information Technology)*	24,660
1,225	Check Point Software Technologies Ltd. (Information Technology)*	170,165
1,076	Clal Insurance Enterprises Holdings Ltd. (Financials)	94,759
1,588	Delek Group Ltd. (Energy)	44,683
1,618	Doral Group Renewable Energy Resources Ltd. (Utilities)*	35,353
447	Elbit Systems Ltd. (Industrials)	314,298
654	Electra Ltd. (Industrials)	25,678
4,110	Energix-Renewable Energies Ltd. (Utilities)	28,161
1,959	Enlight Renewable Energy Ltd. (Utilities)*	152,525
717	Etoro Group Ltd., Class A (Financials)*	22,930
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	24,481
277	FIBI Holdings Ltd. (Financials)	28,719
872	First International Bank Of Israel Ltd. (The) (Financials)	68,416
1,638	Global-e Online Ltd. (Consumer Discretionary)*	61,179
1,747	Harel Insurance Investments & Financial Services Ltd. (Financials)	112,824
11,227	ICL Group Ltd. (Materials)	64,004
596	Israel Corp. Ltd. (Materials)	16,754
20,330	Israel Discount Bank Ltd., Class A (Financials)	231,936
393	Mega Or Holdings Ltd. (Real Estate)	58,916
519	Meitav Investment House Ltd. (Financials)	20,602
417	Melisron Ltd. (Real Estate)	56,755
296	Menora Mivtachim Holdings Ltd. (Financials)	50,970
7,954	Migdal Insurance & Financial Holdings Ltd. (Financials)*	53,624
9,524	Mivne Real Estate KD Ltd. (Real Estate)	40,889
2,541	Mizrahi Tefahot Bank Ltd. (Financials)	196,567
1,185	Next Vision Stabilized Systems Ltd. (Information Technology)	82,815

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
957	Nice Ltd. (Information Technology)*	$104,327
485	Nova Ltd. (Information Technology)*	169,424
2,845	OPC Energy Ltd. (Utilities)*	94,326
148	Paz Retail And Energy Ltd. (Energy)	42,883
3,817	Phoenix Financial Ltd. (Financials)	239,123
1,107	Plus500 Ltd. (Financials)	56,643
2,249	Shapir Engineering and Industry Ltd. (Industrials)(a)	31,862
5,814	Shikun & Binui Ltd. (Industrials)*	34,542
4,351	Shufersal Ltd. (Consumer Staples)	54,733
792	Strauss Group Ltd. (Consumer Staples)	29,722
1,135	Tel Aviv Stock Exchange Ltd. (Financials)	48,160
18,817	Teva Pharmaceutical Industries Ltd. (Health Care)*	672,271
1,855	Tower Semiconductor Ltd. (Information Technology)*	378,828
894	Wix.com Ltd. (Information Technology)*	78,895

		5,647,412

Italy – 2.0%
25,834	A2A SpA (Utilities)	70,281
3,428	Banca Mediolanum SpA (Financials)	95,766
30,760	Banca Monte dei Paschi di Siena SpA (Financials)	413,477
18,295	Banco BPM SpA (Financials)	341,724
25,322	BPER Banca SpA (Financials)	419,268
9,308	Davide Campari-Milano NV (Consumer Staples)	62,927
125,454	Enel SpA (Utilities)	1,372,898
29,603	Eni SpA (Energy)	801,386
1,974	Ferrari NV (Consumer Discretionary)	835,799
10,152	FinecoBank Banca Fineco SpA (Financials)	279,720
14,674	Generali (Financials)	759,710
236,092	Intesa Sanpaolo SpA (Financials)	1,861,847
6,651	Leonardo SpA (Industrials)	399,579
3,477	Moncler SpA (Consumer Discretionary)	190,272
7,573	Poste Italiane SpA (Financials)	244,463
8,521	PRADA SpA (Consumer Discretionary)	44,587
4,701	Prysmian SpA (Industrials)	656,374
1,739	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	106,152
7,746	Ryanair Holdings PLC ADR (Industrials)	428,896

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
34,018	Snam SpA (Utilities)	$229,031
1,914	Technoprobe SpA (Information Technology)*	59,985
27,057	Telecom Italia SpA (Communication Services)*	246,281
23,312	Terna - Rete Elettrica Nazionale (Utilities)	263,860
22,684	UniCredit SpA (Financials)	2,217,068
5,413	Unipol Assicurazioni SpA (Financials)	177,440

		12,578,791

Japan – 15.3%
1,474	ABC-Mart, Inc. (Consumer Discretionary)	25,083
6,018	Acom Co. Ltd. (Financials)	18,333
11,826	Advantest Corp. (Information Technology)	2,494,868
39,740	Aeon Co. Ltd. (Consumer Staples)	337,564
3,210	AGC, Inc. (Industrials)	115,318
3,200	Air Water, Inc. (Materials)	52,600
8,292	Aisin Corp. (Consumer Discretionary)	116,881
14,231	Ajinomoto Co., Inc. (Consumer Staples)	481,392
5,978	ALSOK Co. Ltd. (Industrials)	45,538
4,992	Amada Co. Ltd. (Industrials)	80,884
7,254	ANA Holdings, Inc. (Industrials)(a)	138,044
24,265	Asahi Group Holdings Ltd. (Consumer Staples)	254,661
3,755	Asahi Intecc Co. Ltd. (Health Care)	88,646
20,482	Asahi Kasei Corp. (Materials)	210,854
10,499	Asics Corp. (Consumer Discretionary)	295,848
27,246	Astellas Pharma, Inc. (Health Care)	404,608
7,708	Azbil Corp. (Information Technology)	73,800
9,402	Bandai Namco Holdings, Inc. (Consumer Discretionary)	336,763
2,181	BayCurrent, Inc. (Industrials)	111,880
17,309	Bridgestone Corp. (Consumer Discretionary)	449,268
3,762	Brother Industries Ltd. (Information Technology)	115,573
14,657	Canon, Inc. (Information Technology)	429,077
4,406	Capcom Co. Ltd. (Communication Services)	117,810
13,875	Central Japan Railway Co. (Industrials)	345,452
10,512	Chiba Bank Ltd. (The) (Financials)	185,628
10,798	Chubu Electric Power Co., Inc. (Utilities)	194,296

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,592	Chugai Pharmaceutical Co. Ltd. (Health Care)	$458,515
1,963	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	48,345
646	Cosmos Pharmaceutical Corp. (Consumer Staples)	26,306
6,875	CyberAgent, Inc. (Communication Services)	58,334
6,225	Dai Nippon Printing Co. Ltd. (Industrials)	120,879
5,469	Daifuku Co. Ltd. (Industrials)	198,767
56,863	Daiichi Life Group, Inc. (Financials)	654,639
27,677	Daiichi Sankyo Co. Ltd. (Health Care)	493,592
4,425	Daikin Industries Ltd. (Industrials)	586,185
5,060	Daito Trust Construction Co. Ltd. (Real Estate)	105,512
9,550	Daiwa House Industry Co. Ltd. (Real Estate)	279,871
66	Daiwa House REIT Investment Corp. REIT (Real Estate)	48,272
21,710	Daiwa Securities Group, Inc. (Financials)	250,618
26,969	Denso Corp. (Consumer Discretionary)	326,779
3,228	Dentsu Group, Inc. (Communication Services)*	74,871
1,505	Disco Corp. (Information Technology)	547,735
16,847	East Japan Railway Co. (Industrials)	377,777
7,691	Ebara Corp. (Industrials)	225,440
4,173	Eisai Co. Ltd. (Health Care)	123,861
2,835	Electric Power Development Co. Ltd. (Utilities)	72,679
44,113	ENEOS Holdings, Inc. (Energy)	369,876
15,271	FANUC Corp. (Industrials)	579,016
2,822	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,280,277
3,660	Food & Life Cos. Ltd. (Consumer Discretionary)	134,876
2,298	Fuji Electric Co. Ltd. (Industrials)	199,301
1,546	Fuji Media Holdings, Inc. (Communication Services)(a)	40,641
18,897	FUJIFILM Holdings Corp. (Information Technology)	401,145
28,279	Fujikura Ltd. (Industrials)	974,656
28,149	Fujitsu Ltd. (Information Technology)	681,978
3,088	Fukuoka Financial Group, Inc. (Financials)	152,394
11,176	Furukawa Electric Co. Ltd. (Industrials)	281,333
79	GLP J REIT (Real Estate)	66,239

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
741	GMO Payment Gateway, Inc. (Financials)	$43,821
6,667	Hachijuni Nagano Bank Ltd. (Financials)	113,451
5,439	Hamamatsu Photonics KK (Information Technology)	80,787
3,987	Hankyu Hanshin Holdings, Inc. (Industrials)	117,367
3,715	Haseko Corp. (Consumer Discretionary)	67,416
223	Hikari Tsushin, Inc. (Industrials)	56,513
507	Hirose Electric Co. Ltd. (Information Technology)	82,338
1,940	Hitachi Construction Machinery Co. Ltd. (Industrials)	69,670
72,170	Hitachi Ltd. (Industrials)	2,457,563
61,447	Honda Motor Co. Ltd. (Consumer Discretionary)	657,969
1,733	Hoshizaki Corp. (Industrials)	61,823
5,444	Hoya Corp. (Health Care)	838,614
8,569	Hulic Co. Ltd. (Real Estate)	95,754
4,125	Ibiden Co. Ltd. (Information Technology)	528,363
12,552	Idemitsu Kosan Co. Ltd. (Energy)	111,612
17,017	IHI Corp. (Industrials)	285,792
2,292	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	34,087
14,028	Inpex Corp. (Energy)	347,593
5,447	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	119,858
8,651	Isuzu Motors Ltd. (Consumer Discretionary)	123,891
101,442	ITOCHU Corp. (Industrials)	1,339,051
4,210	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	77,836
7,053	Japan Airlines Co. Ltd. (Industrials)	133,026
16,907	Japan Exchange Group, Inc. (Financials)	238,209
116	Japan Metropolitan Fund Invest REIT (Real Estate)	82,009
29,162	Japan Post Bank Co. Ltd. (Financials)	621,789
27,364	Japan Post Holdings Co. Ltd. (Financials)	426,066
8,979	Japan Post Insurance Co. Ltd. (Financials)	95,303
115	Japan Real Estate Investment Corp. REIT (Real Estate)	84,758
18,330	Japan Tobacco, Inc. (Consumer Staples)	796,008
9,622	JFE Holdings, Inc. (Materials)(a)	111,286
8,943	JX Advanced Metals Corp. (Materials)	211,234
7,165	Kajima Corp. (Industrials)	217,065
1,732	Kandenko Co. Ltd. (Industrials)	59,554

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
14,915	Kansai Electric Power Co., Inc. (The) (Utilities)(a)	$262,492
14,492	Kao Corp. (Consumer Staples)	330,413
13,188	Kawasaki Heavy Industries Ltd. (Industrials)	213,145
5,998	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	125,072
46,986	KDDI Corp. (Communication Services)	870,754
7,997	Keisei Electric Railway Co. Ltd. (Industrials)	68,305
1,739	Kewpie Corp. (Consumer Staples)	51,921
3,003	Keyence Corp. (Information Technology)	1,573,193
12,976	Kikkoman Corp. (Consumer Staples)	149,103
1,828	Kinden Corp. (Industrials)	80,265
3,044	Kintetsu Group Holdings Co. Ltd. (Industrials)	66,543
6,244	Kioxia Holdings Corp. (Information Technology)*	1,954,586
12,992	Kirin Holdings Co. Ltd. (Consumer Staples)	248,458
2,383	Kobe Bussan Co. Ltd. (Consumer Staples)	42,140
2,196	Koei Tecmo Holdings Co. Ltd. (Communication Services)	23,466
3,004	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	50,893
3,321	Kokusai Electric Corp. (Information Technology)	182,733
14,425	Komatsu Ltd. (Industrials)	671,863
1,513	Konami Group Corp. (Communication Services)	209,430
15,472	Kubota Corp. (Industrials)	284,114
4,586	Kuraray Co. Ltd. (Materials)	53,084
1,900	Kurita Water Industries Ltd. (Industrials)	96,193
19,556	Kyocera Corp. (Information Technology)	447,830
4,876	Kyoto Financial Group, Inc. (Financials)	152,330
3,872	Kyowa Kirin Co. Ltd. (Health Care)	63,719
7,799	Kyushu Electric Power Co., Inc. (Utilities)	98,992
2,170	Kyushu Railway Co. (Industrials)	49,176
1,322	Lasertec Corp. (Information Technology)	278,481
4,548	Lixil Corp. (Industrials)	50,437
42,420	LY Corp. (Communication Services)	147,691
6,900	M3, Inc. (Health Care)	79,242
3,942	Makita Corp. (Industrials)	130,803
23,539	Marubeni Corp. (Industrials)	726,386

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,618	Marui Group Co. Ltd. (Financials)	$47,845
5,998	MatsukiyoCocokara & Co. (Consumer Staples)	98,067
9,609	Mazda Motor Corp. (Consumer Discretionary)	74,131
1,441	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	72,909
14,608	Mebuki Financial Group, Inc. (Financials)	156,192
3,096	Medipal Holdings Corp. (Health Care)	56,067
3,882	MEIJI Holdings Co. Ltd. (Consumer Staples)	109,171
5,521	MINEBEA MITSUMI, Inc. (Industrials)	116,854
4,803	MISUMI Group, Inc. (Industrials)	113,086
20,502	Mitsubishi Chemical Group Corp. (Materials)	154,829
51,879	Mitsubishi Corp. (Industrials)	1,560,642
31,467	Mitsubishi Electric Corp. (Industrials)	1,100,493
18,913	Mitsubishi Estate Co. Ltd. (Real Estate)	449,449
2,803	Mitsubishi Gas Chemical Co., Inc. (Materials)	69,752
14,051	Mitsubishi HC Capital, Inc. (Financials)	122,653
50,840	Mitsubishi Heavy Industries Ltd. (Industrials)	1,238,090
184,647	Mitsubishi UFJ Financial Group, Inc. (Financials)	4,254,992
38,760	Mitsui & Co. Ltd. (Industrials)	1,215,748
5,772	Mitsui Chemicals, Inc. (Materials)	79,047
44,802	Mitsui Fudosan Co. Ltd. (Real Estate)	427,133
920	Mitsui Kinzoku Co. Ltd. (Materials)	169,056
5,591	Mitsui OSK Lines Ltd. (Industrials)(a)	245,283
39,865	Mizuho Financial Group, Inc. (Financials)	2,152,578
4,065	MonotaRO Co. Ltd. (Industrials)	49,051
21,244	MS&AD Insurance Group Holdings, Inc. (Financials)	679,377
27,373	Murata Manufacturing Co. Ltd. (Information Technology)	1,232,595
20,623	NEC Corp. (Information Technology)	633,819
5,287	Nexon Co. Ltd. (Communication Services)	104,949
3,968	NGK Corp. (Industrials)	132,263
1,435	NH Foods Ltd. (Consumer Staples)	56,638

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,570	Nichirei Corp. (Consumer Staples)	$48,186
14,975	NIDEC Corp. (Industrials)*	242,027
3,789	Nikon Corp. (Consumer Discretionary)	45,780
18,620	Nintendo Co. Ltd. (Communication Services)	1,054,506
138	Nippon Building Fund, Inc. REIT (Real Estate)	109,142
3,496	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	126,381
15,014	Nippon Paint Holdings Co. Ltd. (Materials)	113,619
116	Nippon Prologis REIT, Inc. REIT (Real Estate)	63,341
3,056	Nippon Sanso Holdings Corp. (Materials)	108,695
82,023	Nippon Steel Corp. (Materials)(a)	344,025
2,733	Nippon Television Holdings, Inc. (Communication Services)	52,026
6,321	Nippon Yusen KK (Industrials)(a)	278,655
2,009	Nissan Chemical Corp. (Materials)	103,397
36,000	Nissan Motor Co. Ltd. (Consumer Discretionary)*	74,054
3,513	Nisshin Seifun Group, Inc. (Consumer Staples)	45,041
3,076	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	57,602
2,631	Niterra Co. Ltd. (Consumer Discretionary)	137,551
6,160	Nitori Holdings Co. Ltd. (Consumer Discretionary)	117,572
11,220	Nitto Denko Corp. (Materials)	246,749
50,079	Nomura Holdings, Inc. (Financials)(a)	512,879
8,715	Nomura Real Estate Holdings, Inc. (Real Estate)	50,851
67	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	61,674
6,214	Nomura Research Institute Ltd. (Information Technology)	205,882
874,963	NTT, Inc. (Communication Services)	945,121
10,405	Obayashi Corp. (Industrials)	194,978
5,558	Obic Co. Ltd. (Information Technology)	176,978
5,588	Odakyu Electric Railway Co. Ltd. (Industrials)	62,390
12,933	Oji Holdings Corp. (Materials)	71,527
17,961	Olympus Corp. (Health Care)	236,807
2,851	Omron Corp. (Information Technology)	118,917
6,477	Ono Pharmaceutical Co. Ltd. (Health Care)	99,389
1,170	Open House Group Co. Ltd. (Consumer Discretionary)	58,253

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
500	Oracle Corp. Japan (Information Technology)	$29,497
17,788	Oriental Land Co. Ltd. (Consumer Discretionary)(a)	336,947
18,373	ORIX Corp. (Financials)	722,978
90	Orix JREIT, Inc. REIT (Real Estate)	54,892
5,846	Osaka Gas Co. Ltd. (Utilities)	210,748
3,595	Otsuka Corp. (Information Technology)	81,290
7,172	Otsuka Holdings Co. Ltd. (Health Care)	550,155
31,329	Pan Pacific International Holdings Corp. (Consumer Discretionary)	158,317
36,275	Panasonic Holdings Corp. (Consumer Discretionary)	1,021,729
909	PayPay Corp. ADR (Financials)*	13,753
31,977	Persol Holdings Co. Ltd. (Industrials)	60,312
1,424	Rakuten Bank Ltd. (Financials)*	57,185
23,764	Rakuten Group, Inc. (Consumer Discretionary)*	115,476
20,780	Recruit Holdings Co. Ltd. (Industrials)	2,370,191
26,595	Renesas Electronics Corp. (Information Technology)	564,891
35,899	Resona Holdings, Inc. (Financials)	568,737
2,899	Resonac Holdings Corp. (Materials)	287,640
8,506	Ricoh Co. Ltd. (Information Technology)	90,416
1,737	Rinnai Corp. (Consumer Discretionary)	39,462
5,621	Rohm Co. Ltd. (Information Technology)	171,381
3,252	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	62,211
8,588	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	232,749
16,211	Sanrio Co. Ltd. (Consumer Discretionary)	130,596
4,959	Santen Pharmaceutical Co. Ltd. (Health Care)	58,240
2,968	Sanwa Holdings Corp. (Industrials)	67,595
9,980	SBI Holdings, Inc. (Financials)	207,106
4,132	SBI Shinsei Bank Ltd (Financials)	40,623
2,740	SCREEN Holdings Co. Ltd. (Information Technology)	233,345
6,940	Secom Co. Ltd. (Industrials)	282,085
2,561	Sega Sammy Holdings, Inc. (Consumer Discretionary)	49,746
3,664	Seibu Holdings, Inc. (Industrials)	78,743

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
4,479	Seiko Epson Corp. (Information Technology)	$90,564
5,946	Sekisui Chemical Co. Ltd. (Industrials)	98,855
9,599	Sekisui House Ltd. (Consumer Discretionary)	207,133
37,332	Seven & i Holdings Co. Ltd. (Consumer Staples)	473,619
4,500	SG Holdings Co. Ltd. (Industrials)	42,620
3,790	Shimadzu Corp. (Information Technology)	97,375
2,247	Shimamura Co. Ltd. (Consumer Discretionary)	46,067
1,215	Shimano, Inc. (Consumer Discretionary)	151,747
8,950	Shimizu Corp. (Industrials)	133,834
27,306	Shin-Etsu Chemical Co. Ltd. (Materials)	1,029,863
12,619	Shionogi & Co. Ltd. (Health Care)	229,986
6,608	Shiseido Co. Ltd. (Consumer Staples)	154,178
7,531	Shizuoka Financial Group, Inc. (Financials)	173,921
952	SMC Corp. (Industrials)	421,528
463,818	SoftBank Corp. (Communication Services)	688,633
57,942	SoftBank Group Corp. (Communication Services)	1,886,712
3,468	Sojitz Corp. (Industrials)	121,699
14,588	Sompo Holdings, Inc. (Financials)	625,742
90,400	Sony Financial Group, Inc. (Financials)	89,610
96,234	Sony Group Corp. (Consumer Discretionary)	2,420,087
3,757	Square Enix Holdings Co. Ltd. (Communication Services)	69,520
9,009	Subaru Corp. (Consumer Discretionary)	150,512
3,456	Sugi Holdings Co. Ltd. (Consumer Staples)	28,577
5,600	SUMCO Corp. (Information Technology)	119,227
23,339	Sumitomo Chemical Co. Ltd. (Materials)	83,626
69,347	Sumitomo Corp. (Industrials)	777,953
48,427	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	673,511
8,100	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	68,246
1,936	Sumitomo Heavy Industries Ltd. (Industrials)	69,841
4,226	Sumitomo Metal Mining Co. Ltd. (Materials)	294,136
61,753	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,697,186

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
42,455	Sumitomo Mitsui Trust Group, Inc. (Financials)	$472,416
3,900	Sumitomo Pharma Co. Ltd. (Health Care)*	37,951
13,754	Sumitomo Realty & Development Co. Ltd. (Real Estate)	286,457
2,956	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	41,556
1,808	Suntory Beverage & Food Ltd. (Consumer Staples)	51,083
25,930	Suzuki Motor Corp. (Consumer Discretionary)	361,602
7,804	Sysmex Corp. (Health Care)	95,928
8,046	T&D Holdings, Inc. (Financials)	245,872
2,526	Taisei Corp. (Industrials)	198,828
2,000	Taiyo Yuden Co. Ltd. (Information Technology)	115,019
25,076	Takeda Pharmaceutical Co. Ltd. (Health Care)	905,245
2,172	TBS Holdings, Inc. (Communication Services)	81,946
31,510	TDK Corp. (Information Technology)	607,331
21,933	Terumo Corp. (Health Care)	345,555
3,194	TISI, Inc. (Information Technology)	79,282
3,178	Tobu Railway Co. Ltd. (Industrials)	59,880
800	Toei Animation Co. Ltd. (Communication Services)	15,279
8,591	Toho Co. Ltd. (Communication Services)	84,944
7,786	Tohoku Electric Power Co., Inc. (Utilities)	64,845
28,559	Tokio Marine Holdings, Inc. (Financials)	1,378,279
2,768	Tokyo Century Corp. (Financials)	46,713
24,752	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	83,403
7,333	Tokyo Electron Ltd. (Information Technology)	2,591,656
5,344	Tokyo Gas Co. Ltd. (Utilities)	207,007
5,384	Tokyo Metro Co. Ltd. (Industrials)(a)	49,594
1,632	Tokyo Ohka Kogyo Co. Ltd. (Materials)	87,959
8,056	Tokyu Corp. (Industrials)	83,766
9,831	Tokyu Fudosan Holdings Corp. (Real Estate)	81,815
3,987	TOPPAN Holdings, Inc. (Industrials)	127,154
22,699	Toray Industries, Inc. (Materials)	183,005
5,059	Tosoh Corp. (Materials)	84,504
2,388	TOTO Ltd. (Industrials)	95,777

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,541	Toyo Suisan Kaisha Ltd. (Consumer Staples)	$101,225
149,399	Toyota Motor Corp. (Consumer Discretionary)	2,952,524
10,788	Toyota Tsusho Corp. (Industrials)	505,167
2,121	Trend Micro, Inc. (Information Technology)	79,650
3,300	Tsuruha Holdings, Inc. (Consumer Staples)	47,714
18,314	Unicharm Corp. (Consumer Staples)	114,349
52	United Urban Investment Corp. REIT (Real Estate)	52,392
5,688	USS Co. Ltd. (Consumer Discretionary)	71,004
7,033	West Japan Railway Co. (Industrials)	132,781
4,086	Yakult Honsha Co. Ltd. (Consumer Staples)	72,499
10,247	Yamada Holdings Co. Ltd. (Consumer Discretionary)	45,994
5,782	Yamaha Corp. (Consumer Discretionary)	48,517
14,244	Yamaha Motor Co. Ltd. (Consumer Discretionary)	170,362
4,491	Yamato Holdings Co. Ltd. (Industrials)	54,867
2,236	Yamazaki Baking Co. Ltd. (Consumer Staples)	51,834
3,860	Yaskawa Electric Corp. (Industrials)	115,538
3,558	Yokogawa Electric Corp. (Information Technology)	113,895
18,218	Yokohama Financial Group, Inc. (Financials)	222,513
2,115	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	98,390
1,554	Zensho Holdings Co. Ltd. (Consumer Discretionary)	114,729
6,485	ZOZO, Inc. (Consumer Discretionary)	46,680

		99,148,280

Kuwait – 0.2%
18,983	Al Ahli Bank of Kuwait KSCP (Financials)	18,553
31,158	Boubyan Bank KSCP (Financials)	66,954
23,606	Burgan Bank SAK (Financials)	14,286
42,831	Gulf Bank KSCP (Financials)	49,207
196,463	Kuwait Finance House KSCP (Financials)	489,568
5,443	Kuwait Telecommunications Co. (Communication Services)	10,727
12,707	Mabanee Co KPSC (Real Estate)	40,177

Shares	Description	Value

Common Stocks – (continued)

Kuwait – (continued)
34,272	Mobile Telecommunications Co. KSCP (Communication Services)	$67,102
143,558	National Bank of Kuwait SAKP (Financials)	406,051
45,852	Warba Bank KSCP (Financials)	41,104

		1,203,729

Luxembourg – 0.1%
7,007	ArcelorMittal SA (Materials)	521,731
10,401	CVC Capital Partners PLC (Financials)(b)	174,824
2,248	Reinet Investments SCA (Financials)	60,645

		757,200

Macau – 0.0%
32,486	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	141,559
13,148	MGM China Holdings Ltd. (Consumer Discretionary)	16,856
40,940	Sands China Ltd. (Consumer Discretionary)	73,375

		231,790

Mexico – 0.6%
266,015	America Movil SAB de CV, Series B (Communication Services)	306,283
7,395	Arca Continental SAB de CV (Consumer Staples)	84,576
251,165	Cemex SAB de CV, Series CPO (Materials)	270,162
8,866	Coca-Cola Femsa SAB de CV (Consumer Staples)	98,354
3,127	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	18,666
48,448	Fibra Uno Administracion SA de CV REIT (Real Estate)	83,374
28,969	Fomento Economico Mexicano SAB de CV (Consumer Staples)	348,935
3,061	Fresnillo PLC (Materials)	131,558
2,862	Gruma SAB de CV, Class B (Consumer Staples)	41,541
4,400	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	54,394
6,250	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	128,517
3,020	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	77,317
22,500	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	78,167
8,064	Grupo Carso SAB de CV, Series A1 (Industrials)	66,115
7,427	Grupo Comercial Chedraui SA de CV (Consumer Staples)(a)	38,718

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
46,510	Grupo Financiero Banorte SAB de CV, Class O (Financials)	$525,565
33,071	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	85,824
51,281	Grupo Mexico SAB de CV, Series B (Materials)	703,406
3,170	Industrias Penoles SAB de CV (Materials)	168,225
27,060	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	63,425
18,116	Prologis Property Mexico SA de CV REIT (Real Estate)	81,997
3,138	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	48,277
81,430	Wal-Mart de Mexico SAB de CV (Consumer Staples)	225,044

		3,728,440

Netherlands – 2.5%
9,535	ABN AMRO Bank NV (Financials)	461,974
455	Adyen NV (Financials)*(b)	553,581
750	ASM International NV (Information Technology)	703,930
6,207	ASML Holding NV (Information Technology)	10,467,559
1,359	EXOR NV (Financials)	115,476
1,971	Heineken Holding NV (Consumer Staples)	156,374
4,609	Heineken NV (Consumer Staples)	389,222
44,887	ING Groep NV (Financials)	1,589,511
14,429	Koninklijke Ahold Delhaize NV (Consumer Staples)	513,717
53,294	Koninklijke KPN NV (Communication Services)	255,797
13,689	Koninklijke Philips NV (Health Care)	364,295
3,393	Nebius Group NV (Information Technology)*	700,044
15,402	Universal Music Group NV (Communication Services)	262,103

		16,533,583

New Zealand – 0.2%
11,402	a2 Milk Co. Ltd. (The) (Consumer Staples)	55,240
27,225	Auckland International Airport Ltd. (Industrials)	142,529
14,989	Contact Energy Ltd. (Utilities)	77,584
9,105	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	239,141
15,397	Infratil Ltd. (Financials)	131,339
1,339	Mainfreight Ltd. (Industrials)	53,062
10,947	Mercury NZ Ltd. (Utilities)	43,387
23,554	Meridian Energy Ltd. (Utilities)	77,052

Shares	Description	Value

Common Stocks – (continued)

New Zealand – (continued)
25,354	Spark New Zealand Ltd. (Communication Services)	$32,096
2,676	Xero Ltd. (Information Technology)*	158,924

		1,010,354

Nigeria – 0.0%
10,879	Airtel Africa PLC (Communication Services)(b)	49,087

Norway – 0.5%
371	Aker ASA, Class A (Industrials)	62,458
5,182	Aker BP ASA (Energy)	198,144
23,940	AutoStore Holdings Ltd. (Industrials)*(b)	41,762
13,325	DNB Bank ASA (Financials)	454,637
2,281	DOF Group ASA (Energy)	32,448
10,092	Equinor ASA (Energy)	431,114
2,415	Frontline PLC (Energy)	106,290
3,008	Gjensidige Forsikring ASA (Financials)	91,177
1,822	Hoegh Autoliners ASA (Industrials)	33,499
6,945	Kongsberg Gruppen ASA (Industrials)	235,843
6,736	Kongsberg Maritime AS (Industrials)*	41,354
4,132	Leroy Seafood Group ASA (Consumer Staples)	20,055
7,229	Mowi ASA (Consumer Staples)	158,813
2,773	Nordic Semiconductor ASA (Information Technology)*	49,264
21,042	Norsk Hydro ASA (Materials)	211,329
12,163	Orkla ASA (Consumer Staples)	124,172
902	Protector Forsikring ASA (Financials)	46,096
1,083	Salmar ASA (Consumer Staples)	65,909
1,704	SpareBank 1 SMN (Financials)	38,601
3,377	SpareBank 1 Sor-Norge ASA (Financials)	80,907
1,991	Sparebanken Norge (Financials)	43,474
5,898	Storebrand ASA (Financials)	129,194
10,073	Telenor ASA (Communication Services)	147,708
4,118	TOMRA Systems ASA (Industrials)	47,656
12,789	Var Energi ASA (Energy)	67,942
2,285	Vend Marketplaces ASA, Class B (Communication Services)	63,250
1,606	Wallenius Wilhelmsen ASA (Industrials)	27,930
172	Wilh Wilhelmsen Holding ASA, Class A (Industrials)	15,012

		3,066,038

Philippines – 0.1%
4,054	Ayala Corp. (Industrials)	32,233
93,470	Ayala Land, Inc. (Real Estate)	23,331

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
34,610	Bank of the Philippine Islands (Financials)	$55,592
34,848	BDO Unibank, Inc. (Financials)	64,930
580	Globe Telecom, Inc. (Communication Services)	15,185
13,511	International Container Terminal Services, Inc. (Industrials)	192,061
70,827	JG Summit Holdings, Inc. (Industrials)	24,175
7,324	Jollibee Foods Corp. (Consumer Discretionary)	17,646
4,815	Manila Electric Co. (Utilities)	35,576
30,220	Metropolitan Bank & Trust Co. (Financials)	32,376
1,410	PLDT, Inc. (Communication Services)	25,592
7,950	SM Investments Corp. (Industrials)	70,871
141,533	SM Prime Holdings, Inc. (Real Estate)	40,557

		630,125

Poland – 0.4%
16,628	Allegro.eu SA (Consumer Discretionary)*(b)	203,432
913	Asseco Poland SA (Information Technology)	58,678
10,224	Bank Millennium SA (Financials)*	55,644
2,932	Bank Polska Kasa Opieki SA (Financials)	203,774
605	BNPP Bank Polska SA (Financials)	24,440
215	Budimex SA (Industrials)	40,958
1,152	CD Projekt Red SA (Communication Services)*	72,432
7,823	Dino Polska SA (Consumer Staples)*(b)	75,501
645	Erste Bank Polska SA (Financials)	124,604
3,970	InPost SA (Industrials)*	71,802
2,267	KGHM Polska Miedz SA (Materials)	217,211
19	LPP SA (Consumer Discretionary)	106,211
221	mBank SA (Financials)*	80,799
11,407	Orange Polska SA (Communication Services)	41,888
9,662	ORLEN SA (Energy)	399,692
14,828	PGE Polska Grupa Energetyczna SA (Utilities)*	44,149
14,250	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	435,598
9,444	Powszechny Zaklad Ubezpieczen SA (Financials)	187,966

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
7,013	Zabka Group SA (Consumer Staples)	$59,407

		2,504,186

Portugal – 0.1%
145,991	Banco Comercial Portugues SA, Class R (Financials)	189,764
47,351	EDP SA (Utilities)	257,304
6,961	Galp Energia SGPS SA (Energy)	173,038
4,119	Jeronimo Martins SGPS SA (Consumer Staples)	86,123

		706,229

Qatar – 0.2%
112,678	Al Rayan Bank (Financials)	58,830
55,020	Commercial Bank PSQC (The) (Financials)	63,467
28,510	Dukhan Bank (Financials)	25,253
16,650	Estithmar Holding QPSC (Industrials)*	18,612
32,422	Industries Qatar QSC (Industrials)	88,958
86,496	Mesaieed Petrochemical Holding Co. (Materials)	25,870
9,585	Nebras Energy (Utilities)	35,828
19,219	Ooredoo QPSC (Communication Services)	66,773
9,568	Qatar Fuel QSC (Energy)	31,665
45,817	Qatar Gas Transport Co. Ltd. (Energy)	54,487
18,678	Qatar International Islamic Bank QSC (Financials)	56,378
27,589	Qatar Islamic Bank (Financials)	164,428
72,678	Qatar National Bank QPSC (Financials)	333,349

		1,023,898

Saudi Arabia – 0.8%
3,705	ACWA Power Co. (Utilities)	189,365
6,261	Ades Holding Co. (Energy)	30,600
48,032	Al Rajhi Bank (Financials)	862,877
24,016	Alinma Bank (Financials)	164,516
7,729	Almarai Co. JSC (Consumer Staples)	100,869
14,984	Arab National Bank (Financials)	89,075
412	Arabian Internet & Communications Services Co. (Information Technology)	22,385
12,008	Bank AlBilad (Financials)	83,537
10,257	Bank Al-Jazira (Financials)(a)	32,782
20,014	Banque Saudi Fransi (Financials)	116,792
1,252	Bupa Arabia for Cooperative Insurance Co. (Financials)	51,919
1,241	Co. for Cooperative Insurance (The) (Financials)	45,117

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
8,819	Dar Al Arkan Real Estate Development Co. (Real Estate)*(a)	$48,950
1,382	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	85,726
9,896	Electrical Industries Co. (Industrials)	40,985
431	Elm Co. (Information Technology)	73,065
6,369	Etihad Etisalat Co. (Communication Services)	113,484
9,447	Jabal Omar Development Co. (Consumer Discretionary)*	46,146
9,606	Jarir Marketing Co. (Consumer Discretionary)	43,954
1,601	Makkah Construction & Development Co. (Real Estate)	35,371
1,552	Mouwasat Medical Services Co. (Health Care)(a)	27,013
637	Nahdi Medical Co. (Consumer Staples)	15,685
8,816	Rabigh Refining & Petrochemical Co. (Energy)*(a)	39,612
32,022	Riyad Bank (Financials)	178,251
941	Riyadh Cables Group Co. (Industrials)	26,466
3,811	SABIC Agri-Nutrients Co. (Materials)	132,562
5,871	Sahara International Petrochemical Co. (Materials)	20,656
544	SAL Saudi Logistics Services (Industrials)	23,820
23,009	Saudi Arabian Mining Co. (Materials)*	405,075
94,098	Saudi Arabian Oil Co. (Energy)(b)	653,117
827	Saudi Aramco Base Oil Co. (Materials)	30,352
16,359	Saudi Awwal Bank (Financials)	148,576
14,704	Saudi Basic Industries Corp. (Materials)	193,620
13,906	Saudi Energy Co. (Utilities)	64,704
5,438	Saudi Industrial Investment Group (Materials)	17,931
10,208	Saudi Investment Bank (The) (Financials)	39,885
48,848	Saudi National Bank (The) (Financials)	563,341
784	Saudi Tadawul Group Holding Co. (Financials)	27,145
30,392	Saudi Telecom Co. (Communication Services)	361,991
10,633	Umm Al Qura for Development & Construction Co. (Real Estate)*(a)	48,370

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
4,502	Yanbu National Petrochemical Co. (Materials)(a)	$40,744

		5,336,431

Singapore – 1.2%
66,812	CapitaLand Ascendas REIT (Real Estate)	128,692
101,736	CapitaLand Integrated Commercial Trust REIT (Real Estate)	189,563
37,100	CapitaLand Investment Ltd. (Real Estate)	77,295
6,579	City Developments Ltd. (Real Estate)	43,034
32,833	DBS Group Holdings Ltd. (Financials)	1,997,935
99,583	Genting Singapore Ltd. (Consumer Discretionary)	49,324
43,656	Grab Holdings Ltd., Class A (Industrials)*	154,542
1,091	Jardine Cycle & Carriage Ltd. (Industrials)	23,185
23,008	Keppel Ltd. (Industrials)	209,830
33,839	Mapletree Industrial Trust REIT (Real Estate)	51,612
56,194	Mapletree Logistics Trust REIT (Real Estate)	51,690
37,851	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	37,793
52,499	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,300,970
14,667	SATS Ltd. (Industrials)	45,202
5,125	Sea Ltd. ADR (Consumer Discretionary)*	581,585
52,766	Seatrium Ltd. (Industrials)	89,191
14,931	Sembcorp Industries Ltd. (Utilities)	69,493
26,001	Singapore Airlines Ltd. (Industrials)	138,800
13,607	Singapore Exchange Ltd. (Financials)	272,792
25,225	Singapore Technologies Engineering Ltd. (Industrials)	213,985
117,537	Singapore Telecommunications Ltd. (Communication Services)	419,527
10,636	STMicroelectronics NV (Information Technology)	531,441
20,659	United Overseas Bank Ltd. (Financials)	675,017
8,663	UOL Group Ltd. (Real Estate)	61,774

		7,414,272

South Africa – 1.0%
13,861	Absa Group Ltd. (Financials)	196,720
16,319	Anglo American PLC (Materials)	944,530
5,481	Bid Corp. Ltd. (Consumer Staples)	152,913
5,543	Bidvest Group Ltd. (Industrials)	80,338

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
1,433	Capitec Ltd. (Financials)	$413,132
3,817	Clicks Group Ltd. (Consumer Staples)	46,969
8,979	Discovery Ltd. (Financials)	143,759
3,929	Exxaro Resources Ltd. (Energy)	45,973
83,138	FirstRand Ltd. (Financials)	491,112
14,641	Gold Fields Ltd. (Materials)	672,102
9,130	Harmony Gold Mining Co. Ltd. (Materials)	177,396
14,473	Impala Platinum Holdings Ltd. (Materials)	201,737
3,273	Investec Ltd. (Financials)	28,207
916	Kumba Iron Ore Ltd. (Materials)	13,582
27,345	MTN Group Ltd. (Communication Services)	320,386
12,259	Naspers Ltd., Class N (Consumer Discretionary)	598,959
7,208	Nedbank Group Ltd. (Financials)	131,598
5,553	Northam Platinum Holdings Ltd. (Materials)	100,270
78,157	Old Mutual Ltd. (Financials)	63,180
14,267	OUTsurance Group Ltd. (Financials)	77,344
57,835	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	70,666
8,428	Remgro Ltd. (Financials)	101,405
27,767	Sanlam Ltd. (Financials)	149,170
9,900	Sasol Ltd. (Materials)*	119,675
7,744	Shoprite Holdings Ltd. (Consumer Staples)	147,975
46,521	Sibanye Stillwater Ltd. (Materials)	137,534
22,046	Standard Bank Group Ltd. (Financials)	434,272
4,362	Valterra Platinum Ltd. (Materials)	372,311
9,839	Vodacom Group Ltd. (Communication Services)	91,143
14,487	Woolworths Holdings Ltd. (Consumer Discretionary)	38,725

		6,563,083

South Korea – 6.3%
781	Alteogen, Inc. (Health Care)*	175,477
406	APR Corp. (Consumer Staples)	137,796
2,499	Celltrion, Inc. (Health Care)*	344,923
737	DB Insurance Co. Ltd. (Financials)	97,523
108	Doosan Co. Ltd. (Industrials)	99,667
7,013	Doosan Enerbility Co. Ltd. (Industrials)*	422,748
772	Ecopro BM Co. Ltd. (Industrials)	68,141
1,662	Ecopro Co. Ltd. (Industrials)*	110,873
4,443	Hana Financial Group, Inc. (Financials)	442,482

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
421	Hanjin Kal Corp. (Consumer Discretionary)	$40,913
1,157	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	56,303
715	Hanmi Semiconductor Co. Ltd. (Information Technology)	115,196
553	Hanwha Aerospace Co. Ltd. (Industrials)	445,277
422	Hanwha Corp. (Industrials)	41,781
679	Hanwha Machinery & Service Holdings Co. Ltd. (Industrials)*	3,632
1,743	Hanwha Ocean Co. Ltd. (Industrials)*	112,074
991	Hanwha Systems Co. Ltd. (Industrials)	53,004
710	HD Hyundai Co. Ltd. (Energy)	113,612
355	HD Hyundai Electric Co. Ltd. (Industrials)	202,583
544	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	178,670
229	HD Hyundai Marine Solution Co. Ltd. (Industrials)	34,720
752	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	191,489
4,386	HMM Co. Ltd. (Industrials)	68,742
346	HYBE Co. Ltd. (Communication Services)*	45,355
86	Hyosung Heavy Industries Corp. (Industrials)	186,189
103	Hyundai Autoever Corp. (Information Technology)	31,722
1,224	Hyundai Engineering & Construction Co. Ltd. (Industrials)	110,273
630	Hyundai Glovis Co. Ltd. (Industrials)	95,517
1,000	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	331,360
2,320	Hyundai Motor Co. (Consumer Discretionary)	683,998
1,221	Hyundai Rotem Co. Ltd. (Industrials)	121,511
4,224	Industrial Bank of Korea (Financials)	63,888
4,918	Kakao Corp. (Communication Services)	131,341
3,390	KakaoBank Corp. (Financials)	54,122
5,717	KB Financial Group, Inc. (Financials)	723,919
4,019	Kia Corp. (Consumer Discretionary)	384,692
222	KIWOOM Securities Co. Ltd. (Financials)	45,013
1,186	Korea Aerospace Industries Ltd. (Industrials)	113,522
4,335	Korea Electric Power Corp. (Utilities)	101,042

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
697	Korea Investment Holdings Co. Ltd. (Financials)	$97,883
79	Korea Zinc Co. Ltd. (Materials)	73,713
3,529	Korean Air Lines Co. Ltd. (Industrials)	72,457
434	Krafton, Inc. (Communication Services)*	71,984
1,063	KT Corp. (Communication Services)	41,476
1,457	KT&G Corp. (Consumer Staples)	189,604
792	LG Chem Ltd. (Materials)	162,034
1,397	LG Corp. (Industrials)	121,878
1,751	LG Electronics, Inc. (Consumer Discretionary)	276,992
776	LG Energy Solution Ltd. (Industrials)*	214,327
220	LG Innotek Co. Ltd. (Information Technology)	103,200
207	LIG Defense&Aerospace Co. Ltd. (Industrials)	104,967
271	LS Corp. (Industrials)	61,681
1,245	LS Electric Co. Ltd. (Industrials)	188,760
1,133	Meritz Financial Group, Inc. (Financials)*	101,164
3,274	Mirae Asset Securities Co. Ltd. (Financials)	83,010
2,174	NAVER Corp. (Communication Services)	344,701
2,086	NH Investment & Securities Co. Ltd. (Financials)	40,467
582	POSCO Future M Co. Ltd. (Industrials)	85,263
1,228	POSCO Holdings, Inc. (Materials)	303,725
763	Posco International Corp. (Industrials)	29,938
194	Samsung Biologics Co. Ltd. (Health Care)*(b)	215,178
1,398	Samsung C&T Corp. (Industrials)	384,588
2,380	Samsung E&A Co. Ltd. (Industrials)	81,907
897	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	955,594
76,026	Samsung Electronics Co. Ltd. (Information Technology)	14,443,051
104	Samsung Episholdings Co. Ltd. (Health Care)*	29,408
499	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	242,463
10,938	Samsung Heavy Industries Co. Ltd. (Industrials)*	167,035
1,280	Samsung Life Insurance Co. Ltd. (Financials)	286,190

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
996	Samsung SDI Co. Ltd. (Information Technology)*	$419,912
611	Samsung SDS Co. Ltd. (Information Technology)	107,146
1,047	Samsung Securities Co. Ltd. (Financials)	67,321
69	Samyang Foods Co. Ltd. (Consumer Staples)	77,188
7,348	Shinhan Financial Group Co. Ltd. (Financials)	584,683
9,184	SK hynix, Inc. (Information Technology)	11,233,389
1,279	SK Innovation Co. Ltd. (Energy)*	117,284
1,421	SK Square Co. Ltd. (Industrials)*	1,076,704
1,772	SK Telecom Co. Ltd. (Communication Services)	121,966
601	SK, Inc. (Industrials)	239,328
696	S-Oil Corp. (Energy)	76,333
10,154	Woori Financial Group, Inc. (Financials)	250,771

		40,727,753

Spain – 2.0%
2,854	ACS Actividades de Construccion y Servicios SA (Industrials)	338,483
12,214	Aena SME SA (Industrials)(b)	374,841
6,851	Amadeus IT Group SA (Consumer Discretionary)	463,322
89,897	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,613,743
236,515	Banco Santander SA (Financials)	3,479,257
55,504	CaixaBank SA (Financials)	848,471
9,195	Cellnex Telecom SA (Communication Services)*(b)	282,831
5,168	Endesa SA (Utilities)	252,733
100,214	Iberdrola SA (Utilities)	2,337,486
18,051	Industria de Diseno Textil SA (Consumer Discretionary)	1,216,147
4,080	Naturgy Energy Group SA (Utilities)	139,621
18,229	Repsol SA (Energy)	577,014
63,593	Telefonica SA (Communication Services)	269,698

		13,193,647

Sweden – 2.0%
2,898	AAK AB (Consumer Staples)	60,112
3,995	AddTech AB, Class B (Industrials)	140,903
4,687	Alfa Laval AB (Industrials)	280,959
15,861	Assa Abloy AB, Class B (Industrials)	590,845
41,355	Atlas Copco AB, Class A (Industrials)	888,437

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
24,986	Atlas Copco AB, Class B (Industrials)	$464,861
2,000	Avanza Bank Holding AB (Financials)	83,993
1,827	Axfood AB (Consumer Staples)	46,623
6,307	Beijer Ref AB (Industrials)	91,163
4,536	Boliden AB (Materials)	267,082
5,167	Castellum AB (Real Estate)	70,724
10,320	Epiroc AB, Class A (Industrials)	284,774
6,264	Epiroc AB, Class B (Industrials)	146,982
8,299	EQT AB (Financials)	288,551
9,607	Essity AB, Class B (Consumer Staples)	281,230
2,010	Evolution AB (Consumer Discretionary)*(b)	174,527
11,094	Fastighets AB Balder, Class B (Real Estate)*	60,902
3,383	Getinge AB, Class B (Health Care)	86,049
7,257	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	133,010
33,864	Hexagon AB, Class B (Information Technology)	353,335
1,010	Holmen AB, Class B (Materials)	34,506
1,562	Industrivarden AB, Class A (Financials)	88,534
2,839	Industrivarden AB, Class C (Financials)	159,286
4,161	Indutrade AB (Industrials)	109,526
2,133	Investment AB Latour, Class B (Industrials)	44,889
8,405	Investor AB, Class A (Financials)	358,503
28,688	Investor AB, Class B (Financials)	1,235,910
1,202	L E Lundbergforetagen AB, Class B (Financials)	73,770
3,767	Lifco AB, Class B (Industrials)	124,691
24,899	Nibe Industrier AB, Class B (Industrials)	111,007
2,327	Nordnet AB publ (Financials)	87,606
5,113	Saab AB, Class B (Industrials)	337,475
3,578	Sagax AB, Class B (Real Estate)	61,755
1,843	Sagax AB, Class D (Real Estate)	6,391
17,096	Sandvik AB (Industrials)	685,345
2,149	Sectra AB, Class B (Health Care)	66,158
8,398	Securitas AB, Class B (Industrials)	133,122
25,135	Skandinaviska Enskilda Banken AB, Class A (Financials)	588,211
5,504	Skanska AB, Class B (Industrials)	156,357
5,604	SKF AB, Class B (Industrials)	162,470
3,718	SSAB AB, Class A (Materials)	40,034
9,578	SSAB AB, Class B (Materials)	103,832

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
9,816	Svenska Cellulosa AB SCA, Class B (Materials)	$117,007
23,217	Svenska Handelsbanken AB, Class A (Financials)	358,222
558	Svenska Handelsbanken AB, Class B (Financials)(a)	13,536
3,051	Sweco AB, Class B (Industrials)	40,918
14,256	Swedbank AB, Class A (Financials)	559,304
3,112	Swedish Orphan Biovitrum AB (Health Care)*	145,979
9,060	Tele2 AB, Class B (Communication Services)	160,576
48,773	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	491,957
37,708	Telia Co. AB (Communication Services)	171,613
3,213	Trelleborg AB, Class B (Industrials)	150,784
3,155	Volvo AB, Class A (Industrials)	113,909
24,283	Volvo AB, Class B (Industrials)	876,719
7,589	Volvo Car AB, Class B (Consumer Discretionary)*(a)	15,536

		12,780,500

Switzerland – 3.0%
25,586	ABB Ltd. (Industrials)	2,501,756
16	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	173,377
8,615	Cie Financiere Richemont SA (Consumer Discretionary)	2,048,855
2,715	DSM-Firmenich AG (Materials)	301,940
3,109	Galderma Group AG (Health Care)*	646,081
541	Geberit AG (Industrials)	381,803
151	Givaudan SA (Materials)	613,382
836	Kuehne + Nagel International AG (Industrials)	223,292
1,147	Lonza Group AG (Health Care)	818,566
42,031	Nestle SA (Consumer Staples)	4,100,357
352	Partners Group Holding AG (Financials)	319,259
6,619	Sandoz Group AG (Health Care)	556,424
329	Schindler Holding AG (Industrials)	104,651
666	Schindler Holding AG Participation Certificates (Industrials)	216,793
2,730	SGS SA (Industrials)	313,429
2,484	Sika AG (Materials)	590,448
1,740	Straumann Holding AG (Health Care)	202,223
455	Swiss Life Holding AG (Financials)	517,538
424	Swisscom AG (Communication Services)	328,778
50,398	UBS Group AG (Financials)	2,762,081

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
2,405	Zurich Insurance Group AG (Financials)	$1,763,974

		19,485,007

Taiwan – 8.9%
8,526	Accton Technology Corp. (Information Technology)	546,952
5,242	Advantech Co. Ltd. (Information Technology)	111,873
1,211	Alchip Technologies Ltd. (Information Technology)	155,565
61,220	ASE Technology Holding Co. Ltd. (Information Technology)	1,127,056
28,452	Asia Cement Corp. (Materials)	30,988
5,021	Asia Vital Components Co. Ltd. (Information Technology)	542,114
555	ASPEED Technology, Inc. (Information Technology)	281,069
11,878	Asustek Computer, Inc. (Information Technology)	374,066
95,519	AUO Corp. (Information Technology)	80,247
3,048	Bizlink Holding, Inc. (Industrials)	208,504
19,000	Caliway Biopharmaceuticals Co. Ltd. (Health Care)*	56,781
148,851	Cathay Financial Holding Co. Ltd. (Financials)	518,506
23,019	Chailease Holding Co. Ltd. (Financials)	84,901
110,304	Chang Hwa Commercial Bank Ltd. (Financials)	87,452
58,391	China Airlines Ltd. (Industrials)	37,274
198,979	China Steel Corp. (Materials)	118,865
6,798	Chroma ATE, Inc. (Information Technology)	420,026
64,179	Chunghwa Telecom Co. Ltd. (Communication Services)	275,151
64,959	Compal Electronics, Inc. (Information Technology)	82,627
17,276	Compeq Manufacturing Co. Ltd. (Information Technology)	135,335
258,207	CTBC Financial Holding Co. Ltd. (Financials)	526,637
28,421	Delta Electronics, Inc. (Information Technology)	1,648,529
12,170	E Ink Holdings, Inc. (Information Technology)	60,040
235,879	E.Sun Financial Holding Co. Ltd. (Financials)	295,574
4,940	Elite Material Co. Ltd. (Information Technology)	854,167
1,036	eMemory Technology, Inc. (Information Technology)	78,381
43,634	Eva Airways Corp. (Industrials)	57,772
18,055	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	132,900
49,000	Far Eastern New Century Corp. (Industrials)	43,791

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
26,958	Far EasTone Telecommunications Co. Ltd. (Communication Services)	$85,832
192,917	First Financial Holding Co. Ltd. (Financials)	214,677
27,436	FIT Hon Teng Ltd. (Information Technology)*(b)	18,636
56,832	Formosa Chemicals & Fibre Corp. (Materials)	122,364
23,372	Formosa Petrochemical Corp. (Energy)	54,153
69,727	Formosa Plastics Corp. (Materials)	145,512
2,841	Fortune Electric Co. Ltd. (Industrials)	65,289
126,126	Fubon Financial Holding Co. Ltd. (Financials)	572,541
8,196	Gigabyte Technology Co. Ltd. (Information Technology)	92,496
1,474	Global Unichip Corp. (Information Technology)	283,444
4,577	Globalwafers Co. Ltd. (Information Technology)	131,588
5,455	Gold Circuit Electronics Ltd. (Information Technology)	200,337
197,644	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,557,626
1,549	Hon Precision, Inc. (Information Technology)	286,146
5,000	Hotai Motor Co. Ltd. (Consumer Discretionary)	80,859
147,404	Hua Nan Financial Holdings Co. Ltd. (Financials)	192,143
126,113	Innolux Corp. (Information Technology)	198,182
4,276	International Games System Co. Ltd. (Communication Services)	98,401
39,555	Inventec Corp. (Information Technology)	83,170
1,720	Jentech Precision Industrial Co. Ltd. (Information Technology)	324,784
276,624	KGI Financial Holding Co. Ltd. (Financials)	295,181
1,301	King Slide Works Co. Ltd. (Information Technology)	581,558
19,715	King Yuan Electronics Co. Ltd. (Information Technology)	159,724
1,622	Largan Precision Co. Ltd. (Information Technology)	391,158
33,098	Lite-On Technology Corp. (Information Technology)	318,230
1,516	Lotes Co. Ltd. (Information Technology)	80,765
24,383	MediaTek, Inc. (Information Technology)	3,016,937
197,966	Mega Financial Holding Co. Ltd. (Financials)	302,984

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,016	MPI Corp. (Information Technology)	$164,305
92,003	Nan Ya Plastics Corp. (Materials)	703,320
3,602	Nan Ya Printed Circuit Board Corp. (Information Technology)	139,665
24,544	Nanya Technology Corp. (Information Technology)	420,131
9,528	Novatek Microelectronics Corp. (Information Technology)	162,194
31,457	Pegatron Corp. (Information Technology)	90,339
5,152	PharmaEssentia Corp. (Health Care)	226,563
2,795	Phison Electronics Corp. (Information Technology)	190,756
50,920	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	117,179
11,211	Powertech Technology, Inc. (Information Technology)	97,896
9,202	President Chain Store Corp. (Consumer Staples)	62,803
41,993	Quanta Computer, Inc. (Information Technology)	448,100
7,715	Realtek Semiconductor Corp. (Information Technology)	175,352
59,807	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	80,881
4,000	Shihlin Electric & Engineering Corp. (Industrials)	25,219
525	Silicon Motion Technology Corp. ADR (Information Technology)	129,591
219,229	SinoPac Financial Holdings Co. Ltd. (Financials)	284,040
20,576	Synnex Technology International Corp. (Information Technology)	56,431
80,272	Taichung Commercial Bank Co. Ltd. (Financials)	48,206
372,598	Taishin Financial Holding Co. Ltd. (Financials)	452,798
132,377	Taiwan Business Bank (Financials)	70,733
173,863	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	140,035
33,000	Taiwan High Speed Rail Corp. (Industrials)	27,047
29,116	Taiwan Mobile Co. Ltd. (Communication Services)	106,470
391,217	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	29,660,075
4,000	Taiwan Union Technology Corp. (Information Technology)	180,947

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
115,843	TCC Group Holdings Co. Ltd. (Materials)*	$89,104
22,371	Teco Electric and Machinery Co. Ltd. (Industrials)	51,128
8,279	Tripod Technology Corp. (Information Technology)	129,580
21,820	Unimicron Technology Corp. (Information Technology)	687,163
77,220	Uni-President Enterprises Corp. (Consumer Staples)	185,492
189,833	United Microelectronics Corp. (Information Technology)	771,971
17,291	Vanguard International Semiconductor Corp. (Information Technology)	82,579
1,630	VisEra Technologies Co. Ltd. (Information Technology)	24,022
52,505	Walsin Lihwa Corp. (Industrials)	64,882
11,683	Wan Hai Lines Ltd. (Industrials)	41,985
50,538	Winbond Electronics Corp. (Information Technology)	290,750
49,590	Wistron Corp. (Information Technology)	278,262
1,576	Wiwynn Corp. (Information Technology)	352,491
25,784	WPG Holdings Ltd. (Information Technology)	80,956
10,333	WT Microelectronics Co. Ltd. (Information Technology)	63,844
27,343	Yageo Corp. (Information Technology)	469,767
28,457	Yang Ming Marine Transport Corp. (Industrials)	53,376
174,047	Yuanta Financial Holding Co. Ltd. (Financials)	358,826
12,850	Zhen Ding Technology Holding Ltd. (Information Technology)	202,541

		57,467,655

Thailand – 0.5%
17,690	Advanced Info Service PCL, NVDR (Communication Services)	189,383
70,523	Airports of Thailand PCL, NVDR (Industrials)	135,049
132,396	Asset World Corp. PCL, NVDR (Consumer Discretionary)	12,297
181,583	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	107,329
113,010	Bangkok Expressway & Metro PCL, NVDR (Industrials)	23,515
121,897	Banpu PCL, NVDR (Energy)*	53,302
16,963	Berli Jucker PCL, NVDR (Consumer Staples)	7,929
10,160	Bumrungrad Hospital PCL, NVDR (Health Care)	58,674

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
54,751	Cal-Comp Electronics Thailand PCL, NVDR (Information Technology)	$15,686
52,295	Central Pattana PCL, NVDR (Real Estate)	106,057
62,595	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	54,742
72,622	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	51,685
16,100	Com7 PCL, NVDR (Consumer Discretionary)	14,444
91,505	CP ALL PCL, NVDR (Consumer Staples)	127,627
26,007	CP AXTRA PCL, NVDR (Consumer Staples)	11,608
76,519	Delta Electronics Thailand PCL, NVDR (Information Technology)	574,585
4,000	Electricity Generating PCL, NVDR (Utilities)	16,043
11,400	Global Power Synergy PCL, NVDR (Utilities)	18,221
105,556	Gulf Development PCL, NVDR (Utilities)	201,340
89,198	Home Product Center PCL, NVDR (Consumer Discretionary)	17,350
39,427	Indorama Ventures PCL, NVDR (Materials)	29,011
9,792	Kasikornbank PCL, NVDR (Financials)	73,233
58,787	Krung Thai Bank PCL, NVDR (Financials)	76,675
15,485	Krungthai Card PCL, NVDR (Financials)	17,395
64,111	Minor International PCL, NVDR (Consumer Discretionary)	42,921
11,300	Muangthai Capital PCL, NVDR (Financials)	10,649
22,537	PTT Exploration & Production PCL, NVDR (Energy)	100,927
38,819	PTT Global Chemical PCL, NVDR (Materials)	52,094
45,115	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	17,007
223,052	PTT PCL, NVDR (Energy)	274,106
17,000	Ratch Group PCL, NVDR (Utilities)	19,738
13,484	SCB X PCL, NVDR (Financials)	61,402
20,002	SCG Packaging PCL, NVDR (Materials)	18,247
12,660	Siam Cement PCL (The), NVDR (Materials)	99,646

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
188,700	Thai Airways International PCL, NVDR (Industrials)	$33,290
136,647	Thai Beverage PCL (Consumer Staples)	49,955
39,513	Thai Life Insurance PCL, NVDR (Financials)	13,346
19,000	Thai Oil PCL, NVDR (Energy)	36,671
3,368	Tisco Financial Group PCL, NVDR (Financials)	13,001
413,333	TMBThanachart Bank PCL, NVDR (Financials)	37,145
171,629	True Corp. PCL, NVDR (Communication Services)	67,803

		2,941,128

Turkey – 0.2%
14,378	AG Anadolu Grubu Holding AS (Industrials)	9,535
8,355	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)	6,576
45,928	Akbank TAS (Financials)	68,389
3,974	Aksa Enerji Uretim AS (Utilities)*	6,539
10,916	Anadolu Anonim Turk Sigorta Sirketi (Financials)	6,153
30,922	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	11,433
1,019	Anadolu Hayat Emeklilik AS (Financials)	2,198
19,539	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	156,406
7,472	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)*	50,443
2,123	Aydem Yenilenebilir Enerji AS (Utilities)*	1,158
835	Aygaz AS (Utilities)	5,797
13,552	BIM Birlesik Magazalar AS (Consumer Staples)	113,888
433	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	6,497
1	Can2 Termik AS (Utilities)*	0
39	Celebi Hava Servisi AS (Industrials)	1,169
6,709	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	6,212
13,636	Coca-Cola Icecek AS (Consumer Staples)	21,251
3,973	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	3,087
1	DAP Gayrimenkul Gelistirme AS (Real Estate)*	0
1,405	Destek Finans Faktoring AS (Financials)*	60,594
14,718	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	6,747

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
1,418	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	$4,814
306	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	2,028
2,039	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	3,286
30,503	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	12,643
3,743	Enerjisa Enerji AS (Utilities)(b)	8,541
38,097	Enerya Enerji AS (Utilities)	7,801
8,399	Enka Insaat ve Sanayi AS (Industrials)	15,213
53,295	Eregli Demir ve Celik Fabrikalari TAS (Materials)	42,833
10,138	Ford Otomotiv Sanayi AS (Consumer Discretionary)	16,168
19,129	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	4,527
1,233	Gubre Fabrikalari TAS (Materials)*	12,310
17,388	Haci Omer Sabanci Holding AS (Financials)	33,585
3,894	Hedef Holdings AS (Financials)*	6,799
1	Hektas Ticaret TAS (Materials)*	0
8,143	Is Yatirim Menkul Degerler AS (Financials)	5,606
3,091	Isiklar Enerji ve Yapi Holding AS (Consumer Discretionary)*	13,299
1	Izdemir Enerji Elektrik Uretim AS (Utilities)*	0
4,382	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	6,053
11,854	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	11,640
28,404	Katilimevim Tasarruf Finansman AS (Financials)	36,968
1	Kayseri Seker Fabrikasi AS (Consumer Staples)*	0
10,907	KOC Holding AS (Industrials)	48,576
0	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	0
5,877	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	4,234
9,076	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	6,937
1,550	Migros Ticaret AS (Consumer Staples)	17,138
852	MLP Saglik Hizmetleri AS (Health Care)*(b)	7,434

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
4,316	Mogan Enerji Yatirim Holding AS (Utilities)*	$1,707
780	Odine Solutions Teknoloji Ticaret VE Sanayi AS (Information Technology)*	32,540
1	Oyak Cimento Fabrikalari AS (Materials)	0
169	Ozata Denizcilik Sanayi VE Ticaret AS (Industrials)*	16,934
3,593	Pasifik Eurasia Lojistik Dis Ticaret AS (Industrials)*	17,960
3,782	Pegasus Hava Tasimaciligi AS (Industrials)*	11,522
85,479	Peker Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	27,901
3,678	Ral Yatirim Holding AS (Industrials)*	20,676
553,560	Sasa Polyester Sanayi AS (Materials)*	26,960
1,468	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	10,146
2,810	TAV Havalimanlari Holding AS (Industrials)	15,432
1,317	Tekfen Holding AS (Industrials)	5,713
5,817	Tera Yatirim Menkul Degerler AS (Financials)*	22,604
19,106	Tera Yatirim Teknoloji Holding AS REIT (Real Estate)*	14,255
1,969	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	11,069
3,323	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	6,646
2,609	TR Anadolu Metal Madencilik Isletmeleri AS (Materials)*	7,824
15,492	Turk Altin Isletmeleri AS (Materials)*	16,984
11,316	Turk Hava Yollari AO (Industrials)	70,883
7,384	Turk Telekomunikasyon AS (Communication Services)*	7,820
15,667	Turkcell Iletisim Hizmetleri AS (Communication Services)	30,862
9,689	Turkiye Halk Bankasi AS (Financials)*	8,470
137,727	Turkiye Is Bankasi AS, Class C (Financials)	36,078
15,114	Turkiye Petrol Rafinerileri AS (Energy)	125,370
55,746	Turkiye Sigorta AS (Financials)	6,897
17,103	Turkiye Sinai Kalkinma Bankasi AS (Financials)	3,874
34,874	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	28,635
277	Ufuk Yatirim Yonetim ve Gayrimenkul AS (Real Estate)*	9,288
2,269	Ulker Biskuvi Sanayi AS (Consumer Staples)	4,230

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
55,324	Yapi ve Kredi Bankasi AS (Financials)*	$41,872
3,252	Yeni Gimat Gayrimenkul Ortakligi AS REIT (Real Estate)	15,764
1	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	1

		1,529,422

Ukraine – 0.0%
2,486	CSG NV (Industrials)*	53,713

United Arab Emirates – 0.6%
51,448	Abu Dhabi Commercial Bank PJSC (Financials)	212,073
24,531	Abu Dhabi Islamic Bank PJSC (Financials)	152,947
46,971	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	51,154
46,861	ADNOC Drilling Co. PJSC (Energy)	74,000
112,854	Adnoc Gas PLC (Energy)	99,860
61,675	Aldar Properties PJSC (Real Estate)	128,962
25,944	Alpha Dhabi Holding PJSC (Industrials)	53,542
49,107	Borouge PLC (Materials)	31,286
151,956	Dubai Electricity & Water Authority PJSC (Utilities)	111,705
47,319	Dubai Islamic Bank PJSC (Financials)	92,760
13,618	Emaar Development PJSC (Real Estate)	47,310
101,475	Emaar Properties PJSC (Real Estate)	298,383
40,157	Emirates NBD Bank PJSC (Financials)	331,061
56,833	Emirates Telecommunications Group Co. PJSC (Communication Services)	331,135
72,196	First Abu Dhabi Bank PJSC (Financials)	388,410
13,905	International Holding Co. PJSC (Industrials)*	1,400,760
52,093	Modon Holding PSC (Industrials)*	40,138
54,947	Two Point Zero Group PJSC (Industrials)*	31,117

		3,876,603

United Kingdom – 6.2%
16,258	3i Group PLC (Financials)	623,365
3,905	Admiral Group PLC (Financials)	213,047
4,755	Associated British Foods PLC (Consumer Staples)	132,289
24,487	AstraZeneca PLC (Health Care)	3,973,979
49,897	Aviva PLC (Financials)	494,118
49,100	BAE Systems PLC (Industrials)	1,360,687

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
220,555	Barclays PLC (Financials)	$1,485,126
33,515	British American Tobacco PLC (Consumer Staples)	1,876,204
98,756	BT Group PLC (Communication Services)	274,883
5,269	Bunzl PLC (Industrials)	199,453
78,589	Centrica PLC (Utilities)	165,580
44,001	CK Hutchison Holdings Ltd. (Industrials)	395,708
3,321	Coca-Cola Europacific Partners PLC (Consumer Staples)	359,759
27,770	Compass Group PLC (Consumer Discretionary)	851,151
36,349	Diageo PLC (Consumer Staples)	842,229
66,045	GSK PLC (Health Care)	1,659,695
6,257	Halma PLC (Information Technology)	308,112
280,554	HSBC Holdings PLC (Financials)	5,813,657
4,632	ICG PLC (Financials)	126,983
11,857	Imperial Brands PLC (Consumer Staples)	406,234
20,581	Informa PLC (Communication Services)	251,524
26,041	International Consolidated Airlines Group SA ADR (Industrials)	302,336
2,995	Intertek Group PLC (Industrials)	237,343
27,684	J Sainsbury PLC (Consumer Staples)	125,213
27,522	Kingfisher PLC (Consumer Discretionary)	117,727
91,298	Legal & General Group PLC (Financials)	363,176
947,592	Lloyds Banking Group PLC (Financials)	1,412,578
7,172	London Stock Exchange Group PLC (Financials)	875,142
33,734	M&G PLC (Financials)	160,535
33,223	Marks & Spencer Group PLC (Consumer Staples)	177,833
20,780	Melrose Industries PLC (Industrials)	145,150
81,667	National Grid PLC (Utilities)	1,295,473
125,496	NatWest Group PLC (Financials)	1,155,983
1,844	Next PLC (Consumer Discretionary)	389,390
9,603	Pearson PLC (Consumer Discretionary)	160,599
10,339	Reckitt Benckiser Group PLC (Consumer Staples)	719,384
28,565	RELX PLC (Industrials)	1,034,824
42,314	Rentokil Initial PLC (Industrials)	198,326

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
136,473	Rolls-Royce Holdings PLC (Industrials)	$2,831,332
14,701	Sage Group PLC (The) (Information Technology)	217,653
13,194	Schroders PLC (Financials)	104,468
12,216	Segro PLC REIT (Real Estate)	159,198
4,417	Severn Trent PLC (Utilities)	188,401
14,096	Smith & Nephew PLC (Health Care)	203,058
4,964	Smiths Group PLC (Industrials)	175,793
1,203	Spirax Group PLC (Industrials)	115,966
20,009	SSE PLC (Utilities)	664,370
29,099	Standard Chartered PLC (Financials)	858,880
12,476	Standard Life PLC (Financials)	159,001
102,395	Tesco PLC (Consumer Staples)	634,857
34,668	Unilever PLC (Consumer Staples)	2,244,859
12,136	United Utilities Group PLC (Utilities)	235,457
6,980	Verisure PLC (Industrials)*	72,161
307,615	Vodafone Group PLC (Communication Services)	494,013
4,309	Weir PLC (Industrials)	166,267
11,255	Wise Group PLC, Class A (Financials)*	148,231

		40,358,760

United States – 4.3%
8,031	Alcon AG (Health Care)	582,085
44	AP Moller – Maersk A/S, Class A (Industrials)	142,352
58	AP Moller – Maersk A/S, Class B (Industrials)	194,135
113	BeOne Medicines Ltd., Class A (Health Care)*	4,539
15,892	BeOne Medicines Ltd., Class H (Health Care)*	436,664
232,978	BP PLC (Energy)	1,625,160
6,790	Brookfield Asset Management Ltd., Class A (Financials)(a)	349,516
14,521	Experian PLC (Industrials)	599,290
8,010	Ferrovial NV (Industrials)	468,943
3,826	GFL Environmental, Inc. (Industrials)	161,618
144,030	Haleon PLC (Health Care)	719,006
1,243	ICON PLC (Health Care)*	205,083
2,311	InterContinental Hotels Group PLC (Consumer Discretionary)	375,884
5,762	JBS NV, Class A (Consumer Staples)	77,441
648	Monday.com Ltd. (Information Technology)*	65,539
29,577	Novartis AG (Health Care)	4,512,236
11,478	Roche Holding AG (Health Care)	5,011,991
469	Roche Holding AG (Health Care)	209,206
17,324	Sanofi SA (Health Care)	1,545,691

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
8,846	Schneider Electric SE (Industrials)	$3,027,168
90,943	Shell PLC (Energy)	4,123,788
2,540	Spotify Technology SA (Communication Services)*	1,380,795
32,151	Stellantis NV (Consumer Discretionary)*	177,602
4,398	Swiss Re AG (Financials)	765,071
5,103	Tenaris SA (Energy)	141,849
4,138	Waste Connections, Inc. (Industrials)	684,174

		27,586,826

Zambia – 0.1%
11,235	First Quantum Minerals Ltd. (Materials)*	373,608

TOTAL COMMON STOCKS
(Cost $308,978,198)		635,975,822

Shares	Description	Rate	Value

Preferred Stocks – 0.8%

Brazil – 0.3%
9,312	Axia Energia SA (Utilities)*	0.00%	95,514
87,669	Banco Bradesco SA (Financials)	9.03	290,888
30,354	Cia Energetica de Minas Gerais (Utilities)	10.61	62,691
20,644	Gerdau SA (Materials)	3.33	94,597
88,339	Itau Unibanco Holding SA (Financials)	7.84	673,865
97,759	Itausa SA (Financials)	8.60	247,190
72,231	Petroleo Brasileiro SA - Petrobras (Energy)	8.17	627,671

			2,092,416

Chile – 0.0%
2,381	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	1.22	193,817

Colombia – 0.1%
7,633	Grupo Cibest SA (Financials)	4.81	173,945
2,571	Grupo de Inversiones Suramericana SA (Financials)	3.59	38,964

			212,909

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – 0.1%
1,801	Dr. Ing hc F Porsche AG (Consumer Discretionary)(a)	2.21%	$95,000
2,733	Henkel AG & Co. KGaA (Consumer Staples)	2.72	241,401
417	Sartorius AG (Health Care)	0.29	120,709
3,369	Volkswagen AG (Consumer Discretionary)	6.75	303,995

			761,105

South Korea – 0.3%
31	Doosan Co. Ltd. (Industrials)	1.42	9,966
580	Hyundai Motor Co. (Consumer Discretionary)	5.32	80,774
364	Hyundai Motor Co. (Consumer Discretionary)	5.29	50,454
131	LG Chem Ltd. (Materials)	1.58	12,195
281	LG Electronics, Inc. (Consumer Discretionary)	1.89	15,461
2,173	Mirae Asset Securities Co. Ltd. (Financials)	2.69	17,926
47	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	0.47	17,926
13,109	Samsung Electronics Co. Ltd. (Information Technology)	0.90	1,786,372
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	4.47	15,563

			2,006,637

TOTAL PREFERRED STOCKS (Cost $3,251,304)			5,266,884

Shares	Description		Value

Exchange-Traded Fund – 0.4%

Malaysia – 0.4%
86,473	iShares MSCI Malaysia ETF
(Cost $1,897,625)			$ 2,454,968

Units	Description	Expiration Month	Value

Right – 0.0%

Kuwait – 0.0%
1,640	Burgan Bank SAK*
(Cost $0)			39

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		03/40	0

Shares	Dividend Rate	Value

Investment Company – 0.3%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,072,011	3.574%(e)	2,072,011
(Cost $2,072,011)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $316,199,138)		645,769,724

Securities Lending Reinvestment Vehicle – 0.7%(d)

Goldman Sachs Financial Square Government Fund – Institutional Shares
4,482,945	3.585%(e)	4,482,945
(Cost $4,482,945)

TOTAL INVESTMENTS – 100.5% (Cost $320,682,083)		$650,252,669

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(3,013,853)

NET ASSETS – 100.0%		$647,238,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.
(e)	Represents 1-day yield at August 31, 2026.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	24.3%
Information Technology	20.0
Industrials	14.5
Consumer Discretionary	7.8
Materials	6.9
Health Care	6.6
Consumer Staples	4.9
Energy	4.7
Communication Services	4.5
Utilities	2.9
Real Estate	1.5
Exchange-Traded Fund	0.4
Investment Company	0.3
Securities Lending Reinvestment Vehicle	0.7

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index	21	09/18/26	$1,796,655	$58,442

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 9.4%
197,164	Alphabet, Inc., Class A	$66,907,603
171,429	Alphabet, Inc., Class C	57,499,001
9,275	AppLovin Corp., Class A*	2,894,356
9,340	AST SpaceMobile, Inc.*	551,994
234,532	AT&T, Inc.	6,072,033
3,624	Charter Communications, Inc., Class A*	552,443
119,480	Comcast Corp., Class A	3,180,558
4,630	EchoStar Corp., Class A*	400,217
6,658	Fox Corp., Class A	448,416
4,579	Fox Corp., Class B	275,748
1,721	Globalstar, Inc.*	140,347
670	Liberty Live Holdings, Inc., Class A*	66,652
1,547	Liberty Live Holdings, Inc., Class C*	160,145
800	Liberty Media Corp.-Liberty Formula One, Class A*	73,648
7,178	Liberty Media Corp.-Liberty Formula One, Class C*	717,441
5,398	Live Nation Entertainment, Inc.*	971,046
32,493	Lumen Technologies, Inc.*	203,081
549	Madison Square Garden Sports Corp.*	211,217
7,309	Match Group, Inc.	297,111
74,112	Meta Platforms, Inc., Class A	42,417,262
3,156	Millicom International Cellular SA (Guatemala)	295,907
142,180	Netflix, Inc.*	11,523,689
5,087	New York Times Co. (The), Class A	342,202
12,323	News Corp., Class A	378,439
3,898	News Corp., Class B	134,130
980	Nexstar Media Group, Inc.	178,487
9,547	Omnicom Group, Inc.	835,649
29,907	Paramount Skydance Corp., Class B(a)	326,285
16,270	Pinterest, Inc., Class A*	353,222
4,453	Reddit, Inc., Class A*	658,198
21,607	ROBLOX Corp., Class A*	892,153
4,435	Roku, Inc.*	695,985
6,463	Sirius XM Holdings, Inc.	182,063
36,233	Snap, Inc., Class A*	201,093
21,887	Space Exploration Technologies Corp., Class A*	3,144,943
5,841	Take-Two Interactive Software, Inc.*	1,283,268
2,084	TKO Group Holdings, Inc.	380,559
15,586	T-Mobile US, Inc.	2,812,338
14,286	Trade Desk, Inc. (The), Class A*	196,004
140,983	Verizon Communications, Inc.	7,051,970
58,635	Walt Disney Co. (The)	6,306,194
77,586	Warner Bros Discovery, Inc.*	2,213,529
4,675	Warner Music Group Corp., Class A	131,882

		224,558,508

Consumer Discretionary – 9.3%
22,504	ADT, Inc.	166,305

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
13,604	Airbnb, Inc., Class A*	$2,492,525
324,216	Amazon.com, Inc.*	84,221,590
6,078	Amer Sports, Inc. (Finland)*	185,683
7,107	Aptiv PLC*	318,109
8,464	Aramark	476,608
2,260	Autoliv, Inc. (Sweden)	273,935
827	AutoNation, Inc.*	166,434
549	AutoZone, Inc.*	1,642,191
6,338	Best Buy Co., Inc.	507,991
1,997	Birkenstock Holding PLC (Germany)*	69,715
26,516	Booking Holdings, Inc.	5,279,070
6,977	BorgWarner, Inc.	447,644
1,755	Boyd Gaming Corp.	136,170
1,441	Brinker International, Inc.*	329,268
2,121	Burlington Stores, Inc.*	550,951
6,571	Caesars Entertainment, Inc.*	195,159
4,800	CarMax, Inc.*	294,384
41,345	Carnival Corp. Ltd.	987,732
23,470	Carvana Co.*	1,724,106
3,423	Cava Group, Inc.*	225,062
7,822	Chewy, Inc., Class A*	186,164
43,024	Chipotle Mexican Grill, Inc.*	1,636,203
948	Choice Hotels International, Inc.(a)	97,985
2,231	Churchill Downs, Inc.	195,168
37,626	Coupang, Inc. (South Korea)*	604,274
8,522	D.R. Horton, Inc.	1,231,940
3,853	Darden Restaurants, Inc.	825,544
4,669	Deckers Outdoor Corp.*	406,577
2,160	Dick’s Sporting Goods, Inc.	291,816
260	Dillard’s, Inc., Class A	162,752
1,123	Domino’s Pizza, Inc.	384,133
11,665	DoorDash, Inc., Class A*	2,703,247
16,138	DraftKings, Inc., Class A*	391,992
1,337	Duolingo, Inc.*	198,357
4,491	Dutch Bros, Inc., Class A*	219,430
14,953	eBay, Inc.	1,548,533
3,174	Etsy, Inc.*	258,141
3,844	Expedia Group, Inc.	1,219,009
1,856	Five Below, Inc.*	458,135
3,651	Floor & Decor Holdings, Inc., Class A*	183,536
4,811	Flutter Entertainment PLC*	481,966
131,935	Ford Motor Co.	1,839,174
14,110	GameStop Corp., Class A*	259,342
6,880	Gap, Inc. (The)	153,493
5,184	Garmin Ltd.	1,472,826
30,412	General Motors Co.	2,625,164
7,168	Gentex Corp.	160,348
4,550	Genuine Parts Co.	617,299
4,459	Hasbro, Inc.	419,592
7,540	Hilton Worldwide Holdings, Inc.	2,384,751
33,640	Home Depot, Inc. (The)	11,028,201
1,337	Hyatt Hotels Corp., Class A	223,239
774	Installed Building Products, Inc.	187,950
10,596	Las Vegas Sands Corp.	464,211
1,710	Lear Corp.	213,733
7,007	Lennar Corp., Class A	589,359

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
280	Lennar Corp., Class B(a)	$23,033
3,305	Levi Strauss & Co., Class A	68,612
5,490	Life Time Group Holdings, Inc.*	230,690
769	Lithia Motors, Inc.	282,469
8,158	LKQ Corp.	204,766
18,906	Lowe’s Cos., Inc.	3,870,058
3,337	Lululemon Athletica, Inc.*	401,308
7,753	Marriott International, Inc., Class A	2,649,665
23,978	McDonald’s Corp.	6,319,162
1,588	MercadoLibre, Inc. (Brazil)*	3,074,686
2,197	Meritage Homes Corp.	152,538
6,172	MGM Resorts International*	255,274
5,426	Mobileye Global, Inc., Class A (Israel)*	46,284
1,720	Mohawk Industries, Inc.*	220,590
575	Murphy USA, Inc.	296,349
39,983	NIKE, Inc., Class B	1,561,736
15,299	Norwegian Cruise Line Holdings Ltd.*	246,926
86	NVR, Inc.*	543,110
27,923	O’Reilly Automotive, Inc.*	2,479,562
622	Penske Automotive Group, Inc.	134,719
1,222	Pool Corp.	227,927
6,368	PulteGroup, Inc.	804,406
1,243	Ralph Lauren Corp.	431,197
31,803	Rivian Automotive, Inc., Class A*	510,756
10,630	Ross Stores, Inc.	2,429,380
8,368	Royal Caribbean Cruises Ltd.	2,248,816
4,447	Service Corp. International	363,053
2,954	SharkNinja, Inc.*	568,615
1,314	Signet Jewelers Ltd.	108,116
6,903	Somnigroup International, Inc.	446,969
37,698	Starbucks Corp.	4,005,412
6,821	Tapestry, Inc.	841,643
103,208	Tesla, Inc.*	37,975,384
2,223	Texas Roadhouse, Inc.	434,819
37,273	TJX Cos., Inc. (The)	4,991,227
3,136	Toll Brothers, Inc.	449,859
17,670	Tractor Supply Co.	616,683
1,446	Ulta Beauty, Inc.*	776,647
1,189	Vail Resorts, Inc.	162,786
12,665	VF Corp.	170,218
4,371	Viking Holdings Ltd.*	376,518
3,584	Wayfair, Inc., Class A*	355,784
3,832	Williams-Sonoma, Inc.	874,654
2,493	Wyndham Hotels & Resorts, Inc.	183,634
2,860	Wynn Resorts Ltd.	261,061
11,408	Yum China Holdings, Inc. (China)	508,911
9,300	Yum! Brands, Inc.	1,425,783

		222,626,011

Consumer Staples – 4.4%
11,218	Albertsons Cos., Inc., Class A	138,542
56,383	Altria Group, Inc.	3,861,108
16,122	Archer-Daniels-Midland Co.	1,310,557

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
4,275	BJ’s Wholesale Club Holdings, Inc.*	$387,529
1,318	Brown-Forman Corp., Class A	35,902
9,522	Brown-Forman Corp., Class B	253,000
4,525	Bunge Global SA	525,850
6,564	Campbell’s Company (The)(a)	155,436
1,244	Casey’s General Stores, Inc.	935,749
6,181	Celsius Holdings, Inc.*	194,392
8,024	Church & Dwight Co., Inc.	800,635
4,080	Clorox Co. (The)	398,534
130,636	Coca-Cola Co. (The)	11,583,494
1,909	Coca-Cola Consolidated, Inc.	373,343
27,031	Colgate-Palmolive Co.	2,427,924
16,347	Conagra Brands, Inc.	261,879
5,083	Constellation Brands, Inc., Class A	663,941
14,944	Costco Wholesale Corp.	14,105,492
5,373	Darling Ingredients, Inc.*	356,069
7,404	Dollar General Corp.	938,457
6,051	Dollar Tree, Inc.*	765,996
8,332	Estee Lauder Cos., Inc. (The), Class A	852,364
17,967	General Mills, Inc.	740,240
4,990	Hershey Co. (The)	879,288
10,000	Hormel Foods Corp.	218,500
2,124	Ingredion, Inc.	219,749
3,503	J M Smucker Co. (The)	459,454
64,793	Kenvue, Inc.	1,223,292
43,380	Keurig Dr Pepper, Inc.	1,382,087
11,160	Kimberly-Clark Corp.	1,204,722
29,023	Kraft Heinz Co. (The)	745,020
18,916	Kroger Co. (The)	1,088,427
4,637	Lamb Weston Holdings, Inc.	252,856
5,407	Maplebear, Inc.*	273,162
8,574	McCormick & Co., Inc.	464,882
5,058	Molson Coors Beverage Co., Class B	201,106
43,208	Mondelez International, Inc., Class A	2,681,921
46,916	Monster Beverage Corp.*	2,154,383
46,104	PepsiCo, Inc.	6,470,235
5,222	Performance Food Group Co.*	517,866
52,564	Philip Morris International, Inc.	9,845,237
1,411	Pilgrim’s Pride Corp.*	44,277
8,316	Primo Brands Corp., Class A	189,771
78,552	Procter & Gamble Co. (The)	11,399,466
1,877	Reynolds Consumer Products, Inc.	43,453
1,739	Smithfield Foods, Inc.	38,102
3,158	Sprouts Farmers Market, Inc.*	259,082
16,129	Sysco Corp.	1,307,739
15,309	Target Corp.	2,462,912
9,371	Tyson Foods, Inc., Class A	516,717
7,356	US Foods Holding Corp.*	771,203
145,995	Walmart, Inc.	15,310,496

		104,691,838

Energy – 3.6%
11,331	Antero Midstream Corp.	254,041

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
9,766	Antero Resources Corp.*	$375,796
11,435	APA Corp.	493,420
33,456	Baker Hughes Co.	2,126,129
7,031	Cheniere Energy, Inc.	2,050,872
63,007	Chevron Corp.	12,988,263
1,886	Chord Energy Corp.	277,450
41,112	ConocoPhillips	5,446,929
36,424	Devon Energy Corp.	1,766,928
6,940	Diamondback Energy, Inc.	1,391,331
3,450	DT Midstream, Inc.	452,019
17,963	EOG Resources, Inc.	2,603,917
20,971	EQT Corp.	1,136,209
7,220	Expand Energy Corp.	708,715
139,854	ExxonMobil Holdings Corp.	22,509,501
28,105	Halliburton Co.	1,035,669
4,416	Hess Midstream LP, Class A	177,567
4,956	HF Sinclair Corp.	503,579
65,591	Kinder Morgan, Inc.	2,114,654
1,900	Kinetik Holdings, Inc.	104,177
9,844	Marathon Petroleum Corp.	3,674,962
4,042	Matador Resources Co.	234,476
4,460	Noble Corp. PLC	204,402
12,039	NOV, Inc.	256,310
26,280	Occidental Petroleum Corp.	1,581,530
21,208	ONEOK, Inc.	2,036,180
9,542	Ovintiv, Inc.	626,432
25,470	Permian Resources Corp., Class A	593,196
13,503	Phillips 66	3,329,570
7,891	Range Resources Corp.	326,056
1,625	Scorpio Tankers, Inc. (Monaco)	128,148
47,820	SLB Ltd.	2,873,982
7,142	Targa Resources Corp.	2,097,248
13,372	TechnipFMC PLC (United Kingdom)	1,045,022
1,908	Texas Pacific Land Corp.	714,241
32,342	Transocean Ltd.*	187,907
9,982	Valero Energy Corp.	3,582,740
17,281	Venture Global, Inc., Class A	252,994
6,375	Viper Energy, Inc., Class A	285,536
2,389	Weatherford International PLC	233,573
41,222	Williams Cos., Inc. (The)	3,093,711

		85,875,382

Financials – 12.1%
865	Affiliated Managers Group, Inc.	318,484
8,518	Affirm Holdings, Inc.*	634,165
15,357	Aflac, Inc.	1,779,108
38,530	AGNC Investment Corp. REIT	413,427
8,649	Allstate Corp. (The)	2,229,712
9,291	Ally Financial, Inc.	392,173
18,103	American Express Co.	5,977,068
2,388	American Financial Group, Inc.	340,409
18,089	American International Group, Inc.	1,381,276
3,031	Ameriprise Financial, Inc.	1,676,476
24,719	Annaly Capital Management, Inc. REIT	566,560
6,513	Aon PLC, Class A	2,094,060

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
14,335	Apollo Global Management, Inc.	$1,957,874
11,305	Arch Capital Group Ltd.*	1,108,681
7,226	Ares Management Corp., Class A	1,034,546
8,593	Arthur J Gallagher & Co.	2,252,655
1,668	Assurant, Inc.	470,143
2,517	Axis Capital Holdings Ltd.	248,629
210,031	Bank of America Corp.	13,009,320
23,148	Bank of New York Mellon Corp. (The)	3,733,309
3,655	Bank OZK	179,387
47,050	Berkshire Hathaway, Inc., Class B*	23,714,612
5,189	Blackrock, Inc.	5,996,460
24,907	Blackstone, Inc.	3,567,679
17,880	Block, Inc.*	1,466,518
21,339	Blue Owl Capital, Inc.	261,189
770	BOK Financial Corp.	104,782
9,842	Brown & Brown, Inc.	710,297
20,660	Capital One Financial Corp.	4,431,777
7,599	Carlyle Group, Inc. (The)	367,716
3,519	Cboe Global Markets, Inc.	1,056,404
55,326	Charles Schwab Corp. (The)	6,075,901
7,030	Chime Financial, Inc., Class A*	232,763
12,169	Chubb Ltd.	4,120,423
5,134	Cincinnati Financial Corp.	872,267
57,866	Citigroup, Inc.	7,616,323
14,207	Citizens Financial Group, Inc.	978,436
12,196	CME Group, Inc.	3,481,958
762	CNA Financial Corp.	37,010
7,260	Coinbase Global, Inc., Class A*	1,365,751
9,726	Columbia Banking System, Inc.	288,279
4,395	Commerce Bancshares, Inc.	253,636
12,904	Corebridge Financial, Inc.	419,896
2,138	Corpay, Inc.*	864,393
157	Credit Acceptance Corp.*	94,159
1,955	Cullen/Frost Bankers, Inc.	314,501
4,583	East West Bancorp, Inc.	581,399
9,161	Equitable Holdings, Inc.	459,241
845	Erie Indemnity Co., Class A	215,948
3,133	Essent Group Ltd.	211,666
1,280	Evercore, Inc., Class A	366,630
1,322	Everest Group Ltd.	495,287
1,200	FactSet Research Systems, Inc.	376,260
8,579	Fidelity National Financial, Inc.	398,495
17,442	Fidelity National Information Services, Inc.	711,110
30,471	Fifth Third Bancorp	1,638,426
4,831	Figure Technology Solutions, Inc., Class A*	177,249
3,352	First American Financial Corp.	247,780
310	First Citizens BancShares, Inc., Class A	670,964
15,900	First Horizon Corp.	386,688
1,214	FirstCash Holdings, Inc.	260,367
17,893	Fiserv, Inc.*	953,876
10,605	Franklin Templeton, Inc.	362,161
592	Freedom Holding Corp. (Kazakhstan)*(a)	103,606
6,334	Galaxy Digital, Inc., Class A*	155,816

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
4,304	Glacier Bancorp, Inc.	$199,318
7,738	Global Payments, Inc.	704,545
2,608	Globe Life, Inc.	450,323
9,907	Goldman Sachs Group, Inc. (The)(b)	10,163,592
1,394	Hamilton Lane, Inc., Class A	151,695
1,194	Hanover Insurance Group, Inc. (The)	269,975
9,218	Hartford Insurance Group, Inc. (The)	1,266,369
1,860	Houlihan Lokey, Inc.	247,919
67,919	Huntington Bancshares, Inc.	1,133,229
14,273	Interactive Brokers Group, Inc., Class A	1,388,620
18,888	Intercontinental Exchange, Inc.	3,035,302
11,040	Invesco Ltd.	361,891
2,387	Jack Henry & Associates, Inc.	400,801
2,293	Jackson Financial, Inc., Class A	305,955
5,404	Jefferies Financial Group, Inc.	284,467
90,172	JPMorgan Chase & Co.	32,103,035
30,957	KeyCorp	668,981
737	Kinsale Capital Group, Inc.	275,564
23,138	KKR & Co., Inc.	2,538,701
6,094	Klarna Group PLC (United Kingdom)*	89,521
6,428	Lincoln National Corp.	273,769
5,726	Loews Corp.	620,069
2,687	LPL Financial Holdings, Inc.	994,553
4,929	M&T Bank Corp.	1,153,090
419	Markel Group, Inc.*	755,419
16,235	Marsh & McLennan Cos., Inc.	3,081,403
26,475	Mastercard, Inc., Class A	15,601,982
18,174	MetLife, Inc.	1,729,620
5,094	Moody’s Corp.	2,570,636
40,725	Morgan Stanley	8,687,457
648	Morningstar, Inc.	141,873
2,370	MSCI, Inc.	1,352,417
14,248	Nasdaq, Inc.	1,404,995
6,227	Northern Trust Corp.	1,155,482
11,577	Old National Bancorp	296,140
7,614	Old Republic International Corp.	317,732
4,025	OneMain Holdings, Inc.	251,402
7,925	Oscar Health, Inc., Class A*	237,433
29,602	PayPal Holdings, Inc.	1,558,989
5,038	Pinnacle Financial Partners, Inc.	503,649
13,515	PNC Financial Services Group, Inc. (The)	3,238,599
2,128	Popular, Inc. (Puerto Rico)	357,908
1,062	Primerica, Inc.	305,484
7,320	Principal Financial Group, Inc.	806,371
19,674	Progressive Corp. (The)	4,290,506
3,864	Prosperity Bancshares, Inc.	276,508
11,728	Prudential Financial, Inc.	1,379,213
5,940	Raymond James Financial, Inc.	1,058,330
28,892	Regions Financial Corp.	863,293
2,225	Reinsurance Group of America, Inc.	547,439
1,370	RenaissanceRe Holdings Ltd. (Bermuda)	448,867

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
18,775	Rithm Capital Corp. REIT	$188,313
2,856	RLI Corp.	181,270
25,611	Robinhood Markets, Inc., Class A*	2,684,289
31,378	Rocket Cos., Inc., Class A*	420,779
3,637	Ryan Specialty Holdings, Inc.	153,409
9,757	S&P Global, Inc.	4,252,491
3,096	SEI Investments Co.	343,594
1,991	Selective Insurance Group, Inc.	181,758
6,297	SLM Corp.	163,533
42,864	SoFi Technologies, Inc.*	766,408
3,270	SouthState Bank Corp.	342,990
11,970	Starwood Property Trust, Inc. REIT	187,929
9,316	State Street Corp.	1,782,896
2,433	StepStone Group, Inc., Class A	127,149
5,008	Stifel Financial Corp.	404,546
3,447	StoneX Group, Inc.*	236,051
11,388	Synchrony Financial	877,787
7,256	T. Rowe Price Group, Inc.	807,448
15,954	Toast, Inc., Class A*	543,872
4,579	TPG, Inc.	247,816
3,916	Tradeweb Markets, Inc., Class A	421,753
7,164	Travelers Cos., Inc. (The)	2,621,523
42,111	Truist Financial Corp.	2,087,863
2,464	UMB Financial Corp.	348,976
4,530	United Bankshares, Inc.	213,499
4,894	Unum Group	456,219
50,743	US Bancorp	3,124,754
16,068	Valley National Bancorp	219,168
2,757	Virtu Financial, Inc., Class A	180,970
56,023	Visa, Inc., Class A	21,253,446
3,069	Voya Financial, Inc.	310,951
9,917	W R Berkley Corp.	669,993
103,263	Wells Fargo & Co.	8,920,891
3,632	Western Alliance Bancorp	283,768
1,090	WEX, Inc.*	207,732
3,188	Willis Towers Watson PLC	1,079,297
2,241	Wintrust Financial Corp.	336,957
4,856	Zions Bancorp NA	323,847

		289,519,927

Health Care – 9.6%
58,484	Abbott Laboratories	6,454,294
59,618	AbbVie, Inc.	15,287,248
9,518	Agilent Technologies, Inc.	1,461,584
2,263	Align Technology, Inc.*	361,605
5,279	Alkermes PLC*	248,060
4,472	Alnylam Pharmaceuticals, Inc.*	1,076,366
18,160	Amgen, Inc.	7,806,621
1,813	Apogee Therapeutics, Inc.*	244,900
4,127	Arrowhead Pharmaceuticals, Inc.*	340,024
22,248	Avantor, Inc.*	323,486
1,319	Axsome Therapeutics, Inc.*	261,848
1,397	Bausch + Lomb Corp.*	24,420
17,391	Baxter International, Inc.	452,166
9,295	Becton Dickinson & Co.	1,748,482
4,953	Biogen, Inc.*	1,073,067

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
6,506	BioMarin Pharmaceutical, Inc.*	$424,386
605	Bio-Rad Laboratories, Inc., Class A*	233,603
5,230	Bio-Techne Corp.	378,181
2	Blueprint Medicines Corp.*(c)	1
50,075	Boston Scientific Corp.*	2,418,623
4,208	Bridgebio Pharma, Inc.*	322,291
5,032	BrightSpring Health Services, Inc.*	293,869
68,906	Bristol-Myers Squibb Co.	4,603,610
3,557	Bruker Corp.	206,342
7,905	Cardinal Health, Inc.	1,854,671
3,934	Caris Life Sciences, Inc.*	100,278
5,877	Cencora, Inc.	1,901,797
16,545	Centene Corp.*	1,064,505
1,612	Charles River Laboratories International, Inc.*	464,643
446	Chemed Corp.	231,345
8,766	Cigna Group (The)	2,420,117
6,551	Cooper Cos., Inc. (The)*	459,160
3,187	Corcept Therapeutics, Inc.*	361,246
3,157	Crinetics Pharmaceuticals, Inc.*	268,187
43,055	CVS Health Corp.	4,043,295
4,173	Cytokinetics, Inc.*	295,907
21,246	Danaher Corp.	4,537,296
1,158	DaVita, Inc.*	203,820
12,992	Dexcom, Inc.*	1,183,052
19,126	Edwards Lifesciences Corp.*	1,735,685
16,923	Elanco Animal Health, Inc.*	404,798
7,313	Elevance Health, Inc.	2,870,645
28,425	Eli Lilly & Co.	32,880,050
3,304	Encompass Health Corp.	397,174
1,915	Ensign Group, Inc. (The)	329,878
7,499	Exelixis, Inc.*	409,745
15,354	GE HealthCare Technologies, Inc.	1,093,665
41,819	Gilead Sciences, Inc.	6,119,792
1,914	Glaukos Corp.*	343,678
3,858	Globus Medical, Inc., Class A*	313,925
4,297	Guardant Health, Inc.*	683,309
3,960	Halozyme Therapeutics, Inc.*	421,700
4,969	HCA Healthcare, Inc.	2,059,402
2,787	HealthEquity, Inc.*	269,057
3,295	Henry Schein, Inc.*	295,891
6,370	Hims & Hers Health, Inc.*	188,425
4,045	Humana, Inc.	1,550,165
2,639	IDEXX Laboratories, Inc.*	1,469,105
5,105	Illumina, Inc.*	1,090,581
12,618	ImmunityBio, Inc.*	100,313
2,617	Immunovant, Inc.*	106,826
5,658	Incyte Corp.*	697,179
7,241	Insmed, Inc.*	882,099
2,321	Insulet Corp.*	345,040
11,902	Intuitive Surgical, Inc.*	4,485,388
5,540	Ionis Pharmaceuticals, Inc.*	334,394
5,589	IQVIA Holdings, Inc.*	1,459,791
2,062	Jazz Pharmaceuticals PLC*	516,902
81,333	Johnson & Johnson	21,622,378
804	Krystal Biotech, Inc.*	288,925

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,891	Kymera Therapeutics, Inc.*	$224,670
2,762	Labcorp Holdings, Inc.	918,807
555	Madrigal Pharmaceuticals, Inc.*	299,717
3,951	McKesson Corp.	3,497,899
13,142	Medline, Inc., Class A*	460,364
769	Medpace Holdings, Inc.*	456,778
43,214	Medtronic PLC	3,917,349
83,398	Merck & Co., Inc.	12,322,888
672	Mettler-Toledo International, Inc.*	944,254
1,831	Mirum Pharmaceuticals, Inc.*	179,530
11,569	Moderna, Inc.*	1,623,593
1,739	Molina Healthcare, Inc.*	345,661
4,622	Natera, Inc.*	1,488,099
3,374	Neurocrine Biosciences, Inc.*	519,697
1,263	Penumbra, Inc.*	408,075
192,435	Pfizer, Inc.	5,476,700
872	Praxis Precision Medicines, Inc.*	305,462
2,044	Protagonist Therapeutics, Inc.*	302,001
3,717	Quest Diagnostics, Inc.	893,195
3,352	Regeneron Pharmaceuticals, Inc.	2,678,516
1,793	Repligen Corp.*	324,497
4,835	ResMed, Inc.	1,160,883
6,269	Revolution Medicines, Inc.*	1,288,718
3,756	Revvity, Inc.	483,285
1,746	Rhythm Pharmaceuticals, Inc.*	185,303
15,533	Roivant Sciences Ltd.*	538,063
13,944	Royalty Pharma PLC, Class A	856,301
4,972	Solventum Corp.*	452,750
2,594	Spyre Therapeutics, Inc.*	231,722
3,282	STERIS PLC	763,524
11,652	Stryker Corp.	3,772,918
4,410	Summit Therapeutics, Inc.*	60,064
1,513	Teleflex, Inc.	214,922
3,399	Tempus AI, Inc., Class A*	214,307
2,861	Tenet Healthcare Corp.*	760,769
4,995	TG Therapeutics, Inc.*	271,228
12,528	Thermo Fisher Scientific, Inc.	7,731,029
1,307	United Therapeutics Corp.*	667,067
30,595	UnitedHealth Group, Inc.	11,913,999
1,693	Universal Health Services, Inc., Class B	288,369
4,815	Vaxcyte, Inc.*	292,463
5,011	Veeva Systems, Inc., Class A*	1,431,593
8,564	Vertex Pharmaceuticals, Inc.*	4,663,269
39,029	Viatris, Inc.	644,369
3,309	Waters Corp.*	1,372,011
4,136	Waystar Holding Corp.*	108,280
2,373	West Pharmaceutical Services, Inc.	809,454
6,530	Zimmer Biomet Holdings, Inc.	653,261
14,149	Zoetis, Inc.	1,090,888

		231,708,862

Industrials – 9.3%
17,563	3M Co.	3,017,850
3,818	A O Smith Corp.	225,758
2,145	AAON, Inc.	162,956
1,006	Acuity, Inc.	333,781

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,216	Advanced Drainage Systems, Inc.	$300,778
4,323	AECOM	291,500
5,111	AerCap Holdings NV	745,899
1,090	AeroVironment, Inc.*	161,701
2,011	AGCO Corp.	237,921
3,790	Alaska Air Group, Inc.*	156,641
2,891	Allegion PLC	448,828
2,799	Allison Transmission Holdings, Inc.	351,862
5,183	Amentum Holdings, Inc.*	103,608
22,172	American Airlines Group, Inc.*	297,770
7,710	AMETEK, Inc.	1,813,161
12,444	API Group Corp.*	488,427
1,232	Applied Industrial Technologies, Inc.	399,143
448	Argan, Inc.	190,395
1,425	Armstrong World Industries, Inc.	245,926
2,263	Arxis, Inc., Class A*	117,155
4,588	ATI, Inc.*	936,870
13,478	Automatic Data Processing, Inc.	3,856,864
575	Avis Budget Group, Inc.*	84,807
2,560	Axon Enterprise, Inc.*	1,450,394
9,082	Bloom Energy Corp., Class A*	1,873,617
25,618	Boeing Co. (The)*	5,322,908
4,038	Booz Allen Hamilton Holding Corp.	305,475
3,910	Broadridge Financial Solutions, Inc.	713,106
3,537	Builders FirstSource, Inc.*	234,857
3,082	BWX Technologies, Inc.	469,358
3,939	C.H. Robinson Worldwide, Inc.	589,511
738	CACI International, Inc., Class A*	459,781
1,370	Carlisle Cos., Inc.	474,815
1,649	Carpenter Technology Corp.	785,617
26,097	Carrier Global Corp.	1,519,367
2,140	Casella Waste Systems, Inc., Class A*	197,415
15,530	Caterpillar, Inc.	12,384,709
11,469	Cintas Corp.	2,314,329
1,663	Clean Harbors, Inc.*	524,261
29,489	CNH Industrial NV	348,855
1,170	Comfort Systems USA, Inc.	1,808,375
28,857	Copart, Inc.*	951,992
3,418	Core & Main, Inc., Class A*	146,837
1,671	Crane Co.	342,672
62,650	CSX Corp.	3,164,451
4,647	Cummins, Inc.	2,622,767
1,245	Curtiss-Wright Corp.	725,250
8,323	Deere & Co.	5,450,816
20,770	Delta Air Lines, Inc.	1,620,060
3,925	Donaldson Co., Inc.	356,743
4,498	Dover Corp.	873,647
4,637	DuPont de Nemours, Inc.	624,094
980	Dycom Industries, Inc.*	285,386
13,037	Eaton Corp. PLC	5,239,310
1,483	EMCOR Group, Inc.	1,089,323
18,853	Emerson Electric Co.	2,873,951

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,987	Equifax, Inc.	$754,181
1,962	Esab Corp.	147,896
872	ESCO Technologies, Inc.	238,082
4,405	Expeditors International of Washington, Inc.	835,408
38,677	Fastenal Co.	1,907,163
1,996	Federal Signal Corp.	233,532
7,465	FedEx Corp.	2,444,041
3,747	Fedex Freight Holding Co., Inc.*	501,124
6,186	Ferguson Enterprises, Inc.	1,388,819
4,342	Flowserve Corp.	343,409
4,771	Fluor Corp.*	260,067
6,456	Forgent Power Solutions, Inc., Class A*	197,166
10,273	Fortive Corp.	604,463
4,082	Fortune Brands Innovations, Inc.	180,955
3,422	FTAI Aviation Ltd.	650,522
997	FTI Consulting, Inc.*	150,118
1,176	GATX Corp.	205,718
9,049	GE Vernova, Inc.	8,130,798
1,955	Generac Holdings, Inc.*	362,418
7,510	General Dynamics Corp.	2,788,838
35,115	General Electric Co.	11,788,457
5,135	Genpact Ltd.	195,027
5,551	Graco, Inc.	429,814
3,855	GXO Logistics, Inc.*	183,999
1,395	HEICO Corp.	461,954
2,572	HEICO Corp., Class A	628,005
2,555	Hexcel Corp.	236,772
10,696	Honeywell International, Inc.	2,283,917
13,367	Howmet Aerospace, Inc.	3,274,247
1,786	Hubbell, Inc.	809,058
1,317	Huntington Ingalls Industries, Inc.	383,510
2,495	IDEX Corp.	570,457
1,304	IES Holdings, Inc.*	395,112
9,655	Illinois Tool Works, Inc.	2,658,697
13,198	Ingersoll Rand, Inc.	1,016,906
3,006	ITT, Inc.	602,072
2,531	J.B. Hunt Transport Services, Inc.	671,905
3,977	Jacobs Solutions, Inc.	592,772
1,748	JBT Marel Corp.	204,289
20,087	Joby Aviation, Inc.*	137,395
20,552	Johnson Controls International PLC	2,841,108
2,617	Karman Holdings, Inc.*	108,475
4,313	KBR, Inc.	161,737
1,817	Kirby Corp.*	257,760
5,402	Knight-Swift Transportation Holdings, Inc.	370,091
6,227	Kratos Defense & Security Solutions, Inc.*	317,452
6,280	L3Harris Technologies, Inc.	1,672,050
4,228	Leidos Holdings, Inc.	592,808
1,045	Lennox International, Inc.	399,859
1,789	Leonardo DRS, Inc.	67,982
1,818	Lincoln Electric Holdings, Inc.	511,276
771	Loar Holdings, Inc.*	54,116
7,778	Lockheed Martin Corp.	4,365,247

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,166	Louisiana-Pacific Corp.	$152,725
12,673	Lyft, Inc., Class A*	214,174
3,959	Madison Air Solutions Corp., Class A*	104,518
6,732	Masco Corp.	485,781
2,143	MasTec, Inc.*	513,848
1,382	Middleby Corp. (The)*	153,181
1,692	Modine Manufacturing Co.*	301,904
951	Moog, Inc., Class A	353,296
1,223	MSA Safety, Inc.	228,420
1,462	MSC Industrial Direct Co., Inc., Class A	173,803
7,347	Mueller Industries, Inc.	458,526
4,637	Nextpower, Inc., Class A*	380,373
1,774	Nordson Corp.	570,731
7,578	Norfolk Southern Corp.	2,597,663
4,778	Northrop Grumman Corp.	2,578,687
5,445	nVent Electric PLC	820,834
6,157	Old Dominion Freight Line, Inc.	1,231,154
2,131	Oshkosh Corp.	328,408
12,943	Otis Worldwide Corp.	920,636
2,735	Owens Corning	377,840
17,517	PACCAR, Inc.	2,174,385
4,235	Parker-Hannifin Corp.	4,147,928
1,590	Parsons Corp.*	77,338
10,717	Paychex, Inc.	1,364,703
1,398	Paycom Software, Inc.	334,262
1,408	Paylocity Holding Corp.*	225,590
5,438	Pentair PLC	328,781
9,603	Planet Labs PBC*	190,620
965	Powell Industries, Inc.	173,439
1,820	Primoris Services Corp.	131,240
5,009	Quanta Services, Inc.	3,040,914
34,068	QXO, Inc.*	452,423
1,053	RBC Bearings, Inc.*	520,456
2,252	Regal Rexnord Corp.	356,829
6,774	Republic Services, Inc.	1,496,512
19,829	Rocket Lab Corp.*	1,267,470
3,752	Rockwell Automation, Inc.	1,592,461
9,967	Rollins, Inc.	359,510
45,438	RTX Corp.	9,438,836
1,273	Ryder System, Inc.	311,198
900	Saia, Inc.*	319,617
1,421	Science Applications International Corp.	182,201
1,380	Simpson Manufacturing Co., Inc.	252,002
1,515	SiteOne Landscape Supply, Inc.*	149,273
1,720	Snap-on, Inc.	664,453
15,535	Southwest Airlines Co.	598,564
1,629	SPX Technologies, Inc.*	320,506
7,094	SS&C Technologies Holdings, Inc.	588,589
7,691	StandardAero, Inc.*	188,353
5,194	Stanley Black & Decker, Inc.	500,546
999	Sterling Infrastructure, Inc.*	469,600
13,813	Sunbelt Rentals Holdings, Inc.	998,404
2,418	Symbotic, Inc.*	95,922
8,719	Tetra Tech, Inc.	315,105
5,842	Textron, Inc.	470,631

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,125	Timken Co. (The)	$255,956
3,250	Toro Co. (The)	317,882
7,452	Trane Technologies PLC	3,311,669
1,847	TransDigm Group, Inc.	2,164,204
6,502	TransUnion	552,085
66,306	Uber Technologies, Inc.*	5,016,049
1,866	UFP Industries, Inc.	157,714
288	U-Haul Holding Co.*	19,397
3,462	U-Haul Holding Co.	206,577
2,586	UL Solutions, Inc., Class A	192,709
20,016	Union Pacific Corp.	6,018,211
10,914	United Airlines Holdings, Inc.*	1,178,603
25,246	United Parcel Service, Inc., Class B	2,631,391
2,107	United Rentals, Inc.	2,187,066
642	Valmont Industries, Inc.	301,522
7,962	Veralto Corp.	784,814
4,397	Verisk Analytics, Inc.	852,051
11,773	Vertiv Holdings Co., Class A	3,045,911
819	Vicor Corp.*	153,710
1,445	W.W. Grainger, Inc.	1,892,213
13,537	Waste Management, Inc.	2,963,520
1,175	Watsco, Inc.	364,038
919	Watts Water Technologies, Inc., Class A	336,124
1,507	WESCO International, Inc.	512,983
5,678	Westinghouse Air Brake Technologies Corp.	1,623,510
1,997	Woodward, Inc.	678,620
3,909	XPO, Inc.*	758,307
7,974	Xylem, Inc.	878,017
4,788	Zurn Elkay Water Solutions Corp.	228,866

		221,311,576

Information Technology – 36.1%
20,661	Accenture PLC, Class A	3,920,631
13,403	Adobe, Inc.*	3,924,264
1,270	Advanced Energy Industries, Inc.	351,612
54,658	Advanced Micro Devices, Inc.*	25,728,614
4,823	Akamai Technologies, Inc.*	523,874
4,211	Allegro MicroSystems, Inc. (Japan)*	152,649
3,624	Amdocs Ltd.	228,529
4,158	Amkor Technology, Inc.	196,673
40,854	Amphenol Corp., Class A	6,477,402
16,392	Analog Devices, Inc.	5,936,199
769	Appfolio, Inc., Class A*	180,107
482,433	Apple, Inc.	152,858,896
8,579	Applied Digital Corp.*	217,992
26,737	Applied Materials, Inc.	12,255,973
2,611	Applied Optoelectronics, Inc.*	281,179
34,904	Arista Networks, Inc.*	6,830,364
1,729	Arrow Electronics, Inc.*	353,459
4,488	Astera Labs, Inc.*	1,332,846
5,378	Atlassian Corp., Class A*	1,044,246
42,458	Aurora Innovation, Inc.*	239,038
7,115	Autodesk, Inc.*	1,839,441
5,582	Bentley Systems, Inc., Class B	205,139

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
18,127	BitMine Immersion Technologies, Inc.	$458,976
157,426	Broadcom, Inc.	58,301,145
9,288	Cadence Design Systems, Inc.*	3,146,589
4,304	CDW Corp.	652,400
2,656	Cerebras Systems, Inc., Class A*	489,341
4,738	Ciena Corp.*	1,813,706
11,381	Cipher Digital Inc*	176,405
6,636	Circle Internet Group, Inc.*	634,070
1,722	Cirrus Logic, Inc.*	188,576
133,065	Cisco Systems, Inc.	14,702,352
10,674	Cloudflare, Inc., Class A*	3,256,744
5,626	Cognex Corp.	342,961
16,054	Cognizant Technology Solutions Corp., Class A	1,036,767
6,587	Coherent Corp.*	1,830,066
10,467	CoreWeave, Inc., Class A*	888,544
26,262	Corning, Inc.	3,905,947
5,600	Credo Technology Group Holding Ltd.*	1,266,664
33,872	Crowdstrike Holdings, Inc., Class A*	7,824,432
10,829	Datadog, Inc., Class A*	2,566,906
9,608	Dell Technologies, Inc., Class C	4,381,344
2,882	DigitalOcean Holdings, Inc.*	319,009
6,378	Docusign, Inc.*	422,670
2,105	Dolby Laboratories, Inc., Class A	129,584
4,739	Dropbox, Inc., Class A*	166,765
12,091	D-Wave Quantum, Inc.*	207,965
9,652	Dynatrace, Inc.*	526,903
2,919	Elastic NV*	284,748
4,374	Enphase Energy, Inc.*	159,301
5,144	Entegris, Inc.	695,932
1,718	EPAM Systems, Inc.*	202,432
10,628	Everpure, Inc., Class A*	987,873
1,896	F5, Inc.*	771,918
1,204	Fabrinet (Thailand)*	497,168
784	Fair Isaac Corp.*	899,413
8,795	Figma, Inc., Class A*	241,775
3,459	First Solar, Inc.*	698,372
12,284	Flex Ltd.*	1,342,027
2,602	FormFactor, Inc.*	261,787
20,838	Fortinet, Inc.*	3,561,839
2,205	Gartner, Inc.*	436,833
17,900	Gen Digital, Inc.	554,900
2,622	GLOBALFOUNDRIES, Inc.	117,177
4,226	GoDaddy, Inc., Class A*	413,641
2,641	Guidewire Software, Inc.*	540,745
44,549	Hewlett Packard Enterprise Co.	2,327,240
30,822	HP, Inc.	925,276
1,655	HubSpot, Inc.*	432,551
3,447	Hut 8 Corp.*	271,072
144,687	Intel Corp.*	12,950,933
876	InterDigital, Inc.	293,486
31,717	International Business Machines Corp.	7,417,655
8,982	Intuit, Inc.	3,227,233
12,435	IonQ, Inc.*	488,820
3,462	Jabil, Inc.	1,056,810

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
3,462	JFrog Ltd.*	$346,442
5,750	Keysight Technologies, Inc.*	1,855,525
44,062	KLA Corp.	7,730,678
4,370	Klaviyo, Inc., Class A*	89,935
42,129	Lam Research Corp.	12,701,472
4,600	Lattice Semiconductor Corp.*	530,564
840	Littelfuse, Inc.	346,231
2,401	Lumentum Holdings, Inc.*	2,196,339
2,157	MACOM Technology Solutions Holdings, Inc.*	569,081
1,992	Manhattan Associates, Inc.*	444,594
29,538	Marvell Technology, Inc.	6,252,013
18,001	Microchip Technology, Inc.	1,322,173
38,037	Micron Technology, Inc.	36,467,213
247,232	Microsoft Corp.	125,418,321
2,123	MKS, Inc.	543,998
2,640	MongoDB, Inc.*	1,196,897
1,591	Monolithic Power Systems, Inc.	2,017,022
5,585	Motorola Solutions, Inc.	2,710,401
6,593	NetApp, Inc.	1,221,617
8,507	Nutanix, Inc., Class A*	583,325
785,307	NVIDIA Corp.	173,380,079
8,518	NXP Semiconductors NV (Netherlands)	1,913,484
5,610	Okta, Inc.*	970,754
13,099	ON Semiconductor Corp.*	970,505
1,664	Onto Innovation, Inc.*	444,637
56,826	Oracle Corp.	8,473,893
71,911	Palantir Technologies, Inc., Class A*	13,402,772
27,329	Palo Alto Networks, Inc.*	10,443,231
2,782	Pegasystems, Inc.	102,405
4,054	Procore Technologies, Inc.*	254,267
3,889	PTC, Inc.*	605,673
7,057	Qnity Electronics, Inc.	842,818
2,696	Qorvo, Inc.*	259,032
35,544	QUALCOMM, Inc.	6,059,541
1,075	Quantinuum, Inc., Class A*	53,857
3,666	Rambus, Inc.*	317,806
10,906	Rigetti Computing, Inc.*	170,788
11,189	Riot Platforms, Inc.*	212,535
3,443	Roper Technologies, Inc.	1,462,036
4,972	Rubrik, Inc., Class A*	462,595
1,871	SailPoint, Inc.*	38,468
26,718	Salesforce, Inc.	6,880,954
11,015	Samsara, Inc., Class A*	449,963
4,955	Sandisk Corp.*	7,762,998
1,761	Sanmina Corp.*	346,424
7,550	Seagate Technology Holdings PLC	6,254,269
3,124	Semtech Corp.*	415,367
10,613	SentinelOne, Inc., Class A*	234,547
34,744	ServiceNow, Inc.*	5,141,765
1,696	ServiceTitan, Inc., Class A*	166,276
747	SiTime Corp.*	422,369
5,063	Skyworks Solutions, Inc.	339,272
11,327	Snowflake, Inc.*	3,754,108
11,156	Strategy, Inc.*	1,483,079
19,069	Super Micro Computer, Inc.*	710,892

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
6,425	Synopsys, Inc.*	$2,824,366
2,378	TD SYNNEX Corp.	601,277
9,895	TE Connectivity PLC (Switzerland)	2,030,949
1,547	Teledyne Technologies, Inc.*	948,234
5,284	Teradyne, Inc.	1,848,502
13,543	Terawulf, Inc.*	204,906
30,608	Texas Instruments, Inc.	7,985,933
7,849	Trimble, Inc.*	470,469
3,424	TTM Technologies, Inc.*	407,182
4,830	Twilio, Inc., Class A*	1,138,093
1,414	Tyler Technologies, Inc.*	526,319
141	Ubiquiti, Inc.(a)	83,193
13,558	UiPath, Inc., Class A*	253,128
11,093	Unity Software, Inc.*	467,015
2,644	VeriSign, Inc.	762,212
4,048	Viasat, Inc.*	272,309
8,255	Viavi Solutions, Inc.*	299,574
11,607	Western Digital Corp.	5,229,534
6,693	Workday, Inc., Class A*	1,321,533
1,609	Zebra Technologies Corp., Class A*	568,862
8,925	Zoom Communications, Inc.*	862,869
3,553	Zscaler, Inc.*	669,332

		866,298,006

Materials – 2.0%
7,408	Air Products and Chemicals, Inc.	2,292,480
4,000	Albemarle Corp.	539,880
8,835	Alcoa Corp.	441,308
15,539	Amcor PLC	713,085
17,291	Amrize Ltd.*	755,617
16,961	Anglogold Ashanti PLC (Australia)	1,905,059
2,140	AptarGroup, Inc.	281,667
1,136	Aura Minerals, Inc.	94,947
2,566	Avery Dennison Corp.	446,766
7,327	Axalta Coating Systems Ltd.*	266,849
8,948	Ball Corp.	563,456
3,694	Celanese Corp.	168,003
5,182	CF Industries Holdings, Inc.	673,815
18,732	Cleveland-Cliffs, Inc.*	216,355
34,606	Coeur Mining, Inc.	719,113
3,752	Commercial Metals Co.	253,147
22,565	Corteva, Inc.	1,909,676
22,549	CRH PLC	2,126,145
3,757	Crown Holdings, Inc.	437,277
24,305	Dow, Inc.	741,789
1,047	Eagle Materials, Inc.	203,390
3,834	Eastman Chemical Co.	277,735
8,431	Ecolab, Inc.	2,387,659
7,637	Element Solutions, Inc.	271,419
48,266	Freeport-McMoRan, Inc.	3,655,667
22,585	Hecla Mining Co.	448,764
8,615	International Flavors & Fragrances, Inc.	743,733
17,624	International Paper Co.	668,478
19,490	James Hardie Industries PLC*	579,048
15,592	Linde PLC	7,633,531

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
8,536	LyondellBasell Industries NV, Class A	$555,523
2,018	Martin Marietta Materials, Inc.	1,046,737
10,820	Mosaic Co. (The)	260,978
4,577	MP Materials Corp.*	250,591
253	NewMarket Corp.	227,118
36,040	Newmont Corp.	4,543,202
7,672	Nucor Corp.	1,915,238
2,973	Packaging Corp. of America	695,504
7,515	PPG Industries, Inc.	842,957
1,727	Reliance, Inc.	663,254
2,810	Royal Gold, Inc.	734,731
4,246	RPM International, Inc.	442,009
7,688	Sherwin-Williams Co. (The)	2,604,771
17,331	Smurfit Westrock PLC	812,824
5,390	Solstice Advanced Materials, Inc.	341,672
3,354	Southern Copper Corp. (Mexico)	700,550
4,567	Steel Dynamics, Inc.	1,062,375
4,365	Vulcan Materials Co.	1,176,717
1,128	Westlake Corp.	84,679

		51,377,288

Real Estate – 2.0%
3,988	Agree Realty Corp. REIT	288,133
5,330	Alexandria Real Estate Equities, Inc. REIT	273,376
6,460	American Healthcare REIT, Inc. REIT	356,657
11,204	American Homes 4 Rent, Class A REIT	373,093
15,712	American Tower Corp. REIT	2,760,598
10,405	Brixmor Property Group, Inc. REIT	300,600
4,997	BXP, Inc. REIT	339,746
3,348	Camden Property Trust REIT	354,218
7,932	CareTrust REIT, Inc. REIT	308,951
9,848	CBRE Group, Inc., Class A*	1,435,937
23,392	Compass, Inc., Class A*	247,020
3,814	COPT Defense Properties REIT	137,304
13,733	CoStar Group, Inc.*	440,417
14,648	Crown Castle, Inc. REIT	1,115,299
7,648	CubeSmart REIT	303,779
11,850	Digital Realty Trust, Inc. REIT	2,199,242
1,781	EastGroup Properties, Inc. REIT	355,310
3,320	Equinix, Inc. REIT	3,475,110
6,288	Equity LifeStyle Properties, Inc. REIT	398,974
2,154	Essex Property Trust, Inc. REIT	609,496
7,046	Extra Space Storage, Inc. REIT	994,191
2,673	Federal Realty Investment Trust REIT	310,148
4,481	First Industrial Realty Trust, Inc. REIT	277,284
9,167	Gaming and Leisure Properties, Inc. REIT	385,656
12,025	Healthcare Realty Trust, Inc. REIT	228,956
23,190	Healthpeak Properties, Inc. REIT	482,816

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
22,972	Host Hotels & Resorts, Inc. REIT	$503,776
20,190	Invitation Homes, Inc. REIT	588,337
9,963	Iron Mountain, Inc. REIT	1,149,232
2,468	Janus Living, Inc. REIT	73,423
1,565	Jones Lang LaSalle, Inc.*	572,587
22,289	Kimco Realty Corp. REIT	528,472
2,938	Lamar Advertising Co., Class A REIT	437,791
2,425	Lineage, Inc. REIT	95,181
3,905	Mid-America Apartment Communities, Inc. REIT	503,159
6,445	NNN REIT, Inc. REIT	291,314
9,936	Omega Healthcare Investors, Inc. REIT	454,274
31,397	Prologis, Inc. REIT	4,393,068
5,323	Public Storage REIT	1,634,108
31,466	Realty Income Corp. REIT	1,928,236
5,542	Regency Centers Corp. REIT	414,375
7,617	Rexford Industrial Realty, Inc. REIT	282,134
2,079	Ryman Hospitality Properties, Inc. REIT	263,534
3,537	SBA Communications Corp. REIT	670,827
10,835	Simon Property Group, Inc. REIT	2,300,487
6,406	STAG Industrial, Inc. REIT	238,624
4,110	Sun Communities, Inc. REIT	499,036
10,157	UDR, Inc. REIT	375,301
16,364	Ventas, Inc. REIT	1,491,906
36,529	VICI Properties, Inc. REIT	936,969
24,484	Vivmark Residential REIT	1,594,888
5,226	Vornado Realty Trust REIT	195,348
7,492	W.P. Carey, Inc. REIT	524,140
23,831	Welltower, Inc. REIT	5,629,835
24,289	Weyerhaeuser Co. REIT	567,634
1,372	Zillow Group, Inc., Class A*	49,104
5,488	Zillow Group, Inc., Class C*	191,860

		48,131,271

Utilities – 2.0%
24,001	AES Corp. (The)	353,775
8,725	Alliant Energy Corp.	593,125
9,271	Ameren Corp.	982,819
18,353	American Electric Power Co., Inc.	2,246,958
6,579	American Water Works Co., Inc.	909,415
5,613	Atmos Energy Corp.	932,488
4,983	Brookfield Renewable Corp. (Canada)	160,203
22,162	CenterPoint Energy, Inc.	877,615
3,963	Clearway Energy, Inc., Class C	125,825
10,378	CMS Energy Corp.	706,327
12,440	Consolidated Edison, Inc.	1,331,329
11,351	Constellation Energy Corp.	3,118,914
29,642	Dominion Energy, Inc.	1,956,668
6,982	DTE Energy Co.	946,969
26,301	Duke Energy Corp.	3,153,753

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
12,993	Edison International	$701,362
15,426	Entergy Corp.	1,639,938
8,867	Essential Utilities, Inc.	365,054
7,681	Evergy, Inc.	622,315
12,623	Eversource Energy	885,377
34,398	Exelon Corp.	1,503,881
18,638	FirstEnergy Corp.	854,739
1,838	IDACORP, Inc.	250,262
3,144	National Fuel Gas Co.	261,141
70,366	NextEra Energy, Inc.	5,793,936
16,171	NiSource, Inc.	661,717
6,897	NRG Energy, Inc.	759,498
6,998	OGE Energy Corp.	319,319
5,031	Oklo, Inc.*	204,108
74,054	PG&E Corp.	982,697
4,093	Pinnacle West Capital Corp.	399,640
25,436	PPL Corp.	868,131
16,832	Public Service Enterprise Group, Inc.	1,234,291
22,039	Sempra	1,800,586
38,065	Southern Co. (The)	3,349,720
2,306	Southwest Gas Holdings, Inc.	203,689
1,605	Talen Energy Corp.*	474,695
7,216	UGI Corp.	277,455
11,215	Vistra Corp.	1,540,605
10,985	WEC Energy Group, Inc.	1,166,277
21,037	Xcel Energy, Inc.	1,592,290

		47,108,906

TOTAL COMMON STOCKS (Cost $550,297,434)		2,393,207,575

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,873,118	3.574%(d)	2,873,118
(Cost $2,873,118)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $553,170,552)		2,396,080,693

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2026

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
413,456	3.585%(d)	$413,456
(Cost $413,456)

TOTAL INVESTMENTS – 99.9% (Cost $553,584,008)		$2,396,494,149

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,410,238

NET ASSETS – 100.0%		$2,397,904,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents 1-day yield at August 31, 2026.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities August 31, 2026

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $314,127,127 and $549,252,912, respectively)(a)	$643,697,713	$2,383,043,983
Investments in affiliated issuers, at value (cost $2,072,011 and $3,917,640, respectively)	2,072,011	13,036,710
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	4,482,945	413,456
Foreign Currency, at value (cost $744,022 and $–, respectively)	752,186	—
Receivables:
Dividends	936,501	1,921,380
Foreign tax reclaims	650,658	—
Collateral on certain derivative contracts	114,649	—
Securities lending income	9,960	1,286

Total assets	652,716,623	2,398,416,815

Liabilities:

Variation margin on futures contracts	2,463	—
Payables:
Payable upon return of securities loaned	4,482,945	413,456
Foreign capital gains taxes	947,481	—
Management fees	44,918	98,972

Total liabilities	5,477,807	512,428

Net Assets:

Paid-in capital	338,114,008	567,121,003
Total distributable earnings	309,124,808	1,830,783,384

NET ASSETS	$647,238,816	$2,397,904,387

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	10,025,415	36,137,538

Net asset value per share:	$64.56	$66.35

(a)	Includes loaned securities having a market value of $4,078,830 and $402,184 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Fiscal Year Ended August 31, 2026

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,795,097 and $5,582, respectively)	$13,545,296	$24,877,681

Securities lending income, net of rebates received or paid to borrowers	140,740	26,670

Dividends — affiliated issuers	52,944	234,830

Total Investment Income	13,738,980	25,139,181

Expenses:

Management fees	997,323	2,189,314

Trustee fees	27,194	34,704

Total expenses	1,024,517	2,224,018

Less — expense reductions	(2,677)	(5,043)

Net expenses	1,021,840	2,218,975

NET INVESTMENT INCOME	12,717,140	22,920,206

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $43,476 and $–, respectively)	(7,353,629)	(3,125,064)

Investments — affiliated issuers	—	72,385

In-kind redemptions — affiliated issuers	—	207,761

In-kind redemptions — unaffiliated issuers	5,777,110	28,798,803

Futures contracts	296,664	119,924

Foreign currency transactions	(143,020)	7

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $166,811 and $–, respectively)	126,140,881	346,939,946

Investments — affiliated issuers	—	2,555,839

Foreign currency translations	(5,462)	—

Futures contracts	44,239	(58,974)

Net realized and unrealized gain	124,756,783	375,510,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,473,923	$398,430,833

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets August 31, 2026

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF

	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$12,717,140	$11,899,282	$22,920,206	$21,696,574

Net realized gain (loss)	(1,422,875)	(3,997,718)	26,073,816	17,248,705

Net change in unrealized gain	126,179,658	62,020,906	349,436,811	242,454,721

Net increase in net assets resulting from operations	137,473,923	69,922,470	398,430,833	281,400,000

Distributions to shareholders:

From distributable earnings	(14,389,581)	(14,709,315)	(22,968,822)	(21,888,499)

From share transactions:

Proceeds from sales of shares	14,422,784	2,027,469	37,211,410	40,047,083

Cost of shares redeemed	(12,018,795)	(2,037,215)	(35,539,541)	(26,674,512)

Net increase (decrease) in net assets resulting from share transactions	2,403,989	(9,746)	1,671,869	13,372,571

TOTAL INCREASE	125,488,331	55,203,409	377,133,880	272,884,072

Net Assets:

Beginning of year	$521,750,485	$466,547,076	$2,020,770,507	$1,747,886,435

End of year	$647,238,816	$521,750,485	$2,397,904,387	$2,020,770,507

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF
	For the Fiscal Year Ended August 31,			For the Period May 31, 2023*
	2026	2025	2024	to August 31, 2023

Per Share Operating Performance:

Net asset value, beginning of period	$52.25	$46.72	$40.75	$39.43

Net investment income(a)	1.27	1.19	1.11	0.20

Net realized and unrealized gain	12.48	5.81	5.95	1.12

Total from investment operations	13.75	7.00	7.06	1.32

Distributions to shareholders from net investment income	(1.44)	(1.47)	(1.09)	–

Net asset value, end of period	$64.56	$52.25	$46.72	$40.75

Market price, end of period	$64.54	$52.77	$46.91	$41.25

Total Return at Net Asset Value(b)	26.67%	15.36%	17.63%	3.35%

Net assets, end of period (in 000’s)	$647,239	$521,750	$466,547	$404,842

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.18%(c)

Ratio of net investment income to average net assets	2.17%	2.53%	2.59%	1.95%(c)

Portfolio turnover rate(d)	14%	5%	4%	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, certain derivatives and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Fiscal Year Ended August 31,				For the Period April 5, 2022*
	2026	2025	2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$55.97	$48.77	$39.08	$34.49	$39.49

Net investment income(a)	0.63	0.60	0.58	0.54	0.21

Net realized and unrealized gain (loss)	10.39	7.21	9.69	4.69	(5.09)(b)

Total from investment operations	11.02	7.81	10.27	5.23	(4.88)

Distributions to shareholders from net investment income	(0.64)	(0.61)	(0.58)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	–	–	–	(0.09)	–

Total distributions	(0.64)	(0.61)	(0.58)	(0.64)	(0.12)

Net asset value, end of period	$66.35	$55.97	$48.77	$39.08	$34.49

Market price, end of period	$66.38	$55.95	$48.73	$39.09	$34.54

Total Return at Net Asset Value(c)	19.82%	16.14%	26.50%	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$2,397,904	$2,020,771	$1,747,886	$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.10%	0.10%	0.11%	0.11%	0.11%(d)

Ratio of net investment income to average net assets	1.04%	1.18%	1.35%	1.53%	1.47%(d)

Portfolio turnover rate(e)	3%	2%	2%	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements August 31, 2026

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Total International Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange- traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

66

GOLDMAN SACHS MARKETBETA® ETFS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Fund’s financial statements.

G. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)— Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy

67

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

68

GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2026:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$7,293,999	$—	$—
Asia	304,513,192	4,858,910	—
Europe	200,200,359	1,128,079	—
North America	80,571,206	—	0
Oceania	30,900,500	—	—
South America	9,471,175	2,305,325	—
Exchange-Traded Fund	2,454,968	—	—
Investment Company	2,072,011	—	—
Securities Lending Reinvestment Vehicle	4,482,945	—	—

Total	$641,960,355	$8,292,314	$0

Derivative Type

Assets

Futures Contracts(b)	$58,442	$—	$—

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Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,912,892	$—	$—
Europe	5,736,457	—	—
North America	2,380,578,480	—	1
Oceania	1,905,059	—	—
South America	3,074,686	—	—
Investment Company	2,873,118	—	—
Securities Lending Reinvestment Vehicle	413,456	—	—

Total	$2,396,494,148	$—	$1

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country or continent noted in table.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Total International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$58,442	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of August 31, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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4. INVESTMENTS IN DERIVATIVES (continued)

MarketBeta® Total International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$296,664	$44,239

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	119,924	(58,974)

For the fiscal year ended August 31, 2026, the relevant values for each derivative type were as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	14

MarketBeta® U.S. 1000 Equity ETF	12

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended August 31, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

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Notes to Financial Statements (continued) August 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee

Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*
Goldman Sachs MarketBeta® Total International Equity ETF	0.20%	0.18%	0.12%	0.10%	0.18%

	Contractual Unitary Management Fee

Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.10%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the affiliated Underlying Fund. For the fiscal year ended August 31, 2026, GSAM waived $2,677 and $5,043 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

B.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following tables provide information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the fiscal year ended August 31, 2026.

MarketBeta® Total International Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	$1,173,084	$28,469,596	$(27,570,669)	$–	$–	$2,072,011	2,072,011	$52,944	$–

MarketBeta® U.S. 1000 Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	3,367,884	31,716,673	(32,211,443)	4	–	2,873,118	2,873,118	104,144	–

Goldman Sachs Group, Inc. (The)
	7,698,433	150,942	(521,764)	280,142	2,555,839	10,163,592	9,907	130,686	–
Total	$11,066,317	$31,867,615	$(32,733,207)	$280,146	$2,555,839	$13,036,710		$234,830	$–

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6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs MarketBeta® Total International Equity ETF

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	240,000	$14,422,784	40,000	$2,027,469

Shares redeemed	(200,000)	(12,018,795)	(40,000)	(2,037,215)

NET INCREASE (DECREASE) IN SHARES	40,000	$2,403,989	—	$(9,746)

	Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	600,000	$37,211,410	780,000	$40,047,083

Shares redeemed	(570,000)	(35,539,541)	(510,000)	(26,674,512)

NET INCREASE IN SHARES	30,000	$1,671,869	270,000	$13,372,571

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$86,349,277	$83,397,617

MarketBeta® U.S. 1000 Equity ETF	58,965,496	58,349,307

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Notes to Financial Statements (continued) August 31, 2026

7. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$7,629,234	$10,729,622

MarketBeta® U.S. 1000 Equity ETF	37,154,063	34,782,828

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2026, are reported under Securities lending income on the Statements of Operations.

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8. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2026:

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2026

MarketBeta® Total International Equity ETF	$3,257,935	$93,346,845	$ (92,121,835)	$4,482,945

MarketBeta® U.S. 1000 Equity ETF	1,695,323	32,570,589	(33,852,456)	413,456

9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2026 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$14,389,581	$22,968,822

The tax character of distributions paid during the fiscal year ended August 31, 2025 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$14,709,315	$21,888,499

As of August 31, 2026, the components of accumulated earnings (losses) on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Undistributed ordinary income — net	$3,952,898	$3,772,280

Capital loss carryforwards:

Perpetual Short-Term	(6,829,962)	(5,096,934)

Perpetual Long-Term	(11,112,696)	(6,762,450)

Total capital loss carryforwards	(17,942,658)	(11,859,384)

Unrealized gains (losses) — net	323,114,568	1,838,870,488

Total accumulated earnings (losses) — net	$309,124,808	$1,830,783,384

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Notes to Financial Statements (continued) August 31, 2026

9. TAX INFORMATION (continued)

As of August 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$326,274,904	$557,623,661

Gross unrealized gain	331,343,614	1,857,765,429

Gross unrealized loss	(8,229,046)	(18,894,941)

Net unrealized gain (loss)	$323,114,568	$1,838,870,488

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, partnership investments, differences in the tax treatment of passive foreign investment company investments, and differences in the tax treatment of underlying fund investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from redemption in-kind transactions and underlying fund investments.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs MarketBeta® Total International Equity ETF	$5,603,173	$(5,603,173)

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	28,998,209	(28,998,209)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign

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10. OTHER RISKS (continued)

issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than

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Notes to Financial Statements (continued) August 31, 2026

10. OTHER RISKS (continued)

if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not a Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in a Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a fund, including on a fund’s liquidity and the market price of a fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

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10. OTHER RISKS (continued)

Valuation Risk — The sale price a Fund could receive for a security may differ from a fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued used a fair value methodology. A Funds rely on various sources to calculate their respective NAVs. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising from factors such as failures in systems and technology.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

In September 2026, the Financial Accounting Standards Board issued Accounting Standards Update 2026-03, Fair Value Measurement (Topic 820)- Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The standard requires investment companies to consider contractual sale restrictions when measuring the fair value of in-scope equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. Management is currently evaluating the impact of, and determining when the Funds will adopt, the new requirement.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

79

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust II and Shareholders of Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (constituting Goldman Sachs ETF Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

80

GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (each, a “Fund”) are investment portfolios of Goldman Sachs ETF Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) its underlying index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement to the Investment Adviser;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	information regarding commissions paid by the Funds and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

81

GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics, as well as the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. In particular, they noted that the Funds are passively-managed ETFs that seek to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser regarding the Fund’s category rankings using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they considered the investment performance trends of the Funds over time and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index. The Trustees observed that the investment performance of each Fund was consistent with the investment objective of tracking its respective index.

In addition, the Trustees considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

82

GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser, and the Investment Adviser then pays all of each Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios to those of relevant peer funds were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to implement a management fee waiver for the MarketBeta U.S. 1000 Equity ETF. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard, the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function, and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2025 and 2024. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, unlike many other ETFs, have management fee breakpoints. The Trustees considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Funds:

Goldman Sachs MarketBeta Total International Equity ETF

First $100 million	0.20%

Next $400 million	0.18

Next $500 million	0.12

Over $1 billion	0.10

Goldman Sachs MarketBeta U.S. 1000 Equity ETF

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with each Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in each Fund and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group, and the Investment Adviser’s undertaking to waive a portion of its management fee and to limit certain expenses of the MarketBeta U.S.

83

GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

1000 Equity ETF. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of each Fund, which each had asset levels above the second breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

84

Goldman Sachs MarketBeta ETFs II — Tax Information (Unaudited)

From distributions paid during the fiscal year ended August 31, 2026, the total amount of income received by the MarketBeta Total International Equity ETF from sources within foreign countries and possessions of the United States was $1.2247 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the MarketBeta Total International Equity ETF was 80.54%. The total amount of taxes paid by the MarketBeta Total International Equity ETF to foreign countries was $0.1526 per share.

For the fiscal year ended August 31, 2026, 100% and 70.61% of the dividends paid from net investment company taxable income by the MarketBeta U.S. 1000 Equity ETF and MarketBeta Total International Equity ETF, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the fiscal year ended August 31, 2026, 96.13% and 0.01% of the dividends paid from net investment company taxable income by MarketBeta U.S. 1000 Equity ETF and MarketBeta Total International Equity ETF qualify for the dividends received deduction available to corporations.

85

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman
OFFICERS
James A. McNamara, President and Principal Executive Officer
Joseph F. DiMaria, Principal Financial Officer,
Principal Accounting Officer and Treasurer
Robert Griffith, Secretary
THE BANK OF NEW YORK
Transfer Agent
ALPS DISTRIBUTORS, INC.
Distributor
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
200 West Street, New York,
New York 10282
2026 Goldman Sachs. All rights reserved. MKTBETAIIETFAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust II

Date:	November 9, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	November 9, 2026